                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2008
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2008

SUNAMERICA
Income Funds

  [LOGO]

  www.sunamericafunds.com

  live longer retire stronger/sm/

        March 31, 2008                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 16
        NOTES TO FINANCIAL STATEMENTS............................... 63
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 78
        TRUSTEE AND OFFICER INFORMATION............................. 79
        SHAREHOLDER TAX INFORMATION................................. 83
        COMPARISONS: PORTFOLIOS vs. INDICES......................... 85

        Shareholder Letter

Dear Shareholder:

Enclosed is the annual report for the SunAmerica Income Funds for the 12-month period ended March 31, 2008. This annual period will certainly go down in history as one of the most interesting and challenging times for the fixed income markets.

While the annual period started relatively calmly, the markets were roiled over the summer as the deterioration in the housing market created concern in the subprime mortgage markets. This concern spread throughout the credit markets and a credit crunch began to take hold. Liquidity became scarce, and there was a flight to quality as a general de-leveraging began to take place throughout the U.S. economy. The period also has been marked by a declining U.S. dollar and increasing food and oil prices, which created the specter of renewed inflation over the markets.

The Federal Reserve acted in an aggressive fashion, cutting interest rates six times during the fiscal period, as the Federal Funds rate ended the fiscal period at 2.25%, down 300 basis points year-over-year. The Federal Reserve also cut the discount rate and activated other innovative mechanisms to enhance confidence and improve liquidity. In addition, the Federal government responded with a variety of proposals to assist homeowners and to update and improve the regulation of the financial system.

The question of whether the U.S. economy is in a recession, or is heading towards one, remains unanswered. While the credit markets appear to be improving, no one knows what future credit events may lie ahead. In such uncertain times, it is important to talk with your financial adviser and review your asset allocation, investment goals and risk profile.

We thank you for your investment in the SunAmerica Income Funds. We continue to work diligently, and strive to preserve and grow your capital consistent with each Fund's individual investment objective. Be sure to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

   AIG SunAmerica Asset Management Corp. AIG Investments
   ------------------------------------- -
   Michael Cheah                         Matthew Meyer      Rob Vanden Assem
                                         J. Hutchison Bryan Bryan Petermann
                                         Raphael Davis      Geoffrey Cornell
                                         John Yovanovic     Anthony King
                                         Peter Stevenson    Tim Lindvall
                                         Rajeev Mittal

--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2007 and held until March 31, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2008" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2008 -- (unaudited) (continued)

                                             Actual                                  Hypothetical
                           ------------------------------------------ ------------------------------------------
                                                                                    Ending Account
                                         Ending Account Expenses Paid                Value Using   Expenses Paid
                                          Value Using    During the                 a Hypothetical  During the    Expense
                             Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months     Ratio
                           Account Value   Return at        Ended     Account Value   Return at        Ended       as of
                           at October 1,   March 31,      March 31,   at October 1,   March 31,      March 31,   March 31,
Fund                           2007           2008          2008*         2007           2008          2008*       2008*
----                       ------------- -------------- ------------- ------------- -------------- ------------- ---------
U.S. Government Securities
  Class A#................   $1,000.00     $1,068.80       $ 5.12       $1,000.00     $1,020.05       $ 5.00       0.99%
  Class B#................   $1,000.00     $1,065.35       $ 8.47       $1,000.00     $1,016.80       $ 8.27       1.64%
  Class C#................   $1,000.00     $1,065.41       $ 8.47       $1,000.00     $1,016.80       $ 8.27       1.64%
GNMA
  Class A#................   $1,000.00     $1,065.86       $ 5.11       $1,000.00     $1,020.05       $ 5.00       0.99%
  Class B#................   $1,000.00     $1,062.32       $ 8.46       $1,000.00     $1,016.80       $ 8.27       1.64%
  Class C#................   $1,000.00     $1,062.28       $ 8.46       $1,000.00     $1,016.80       $ 8.27       1.64%
Strategic Bond
  Class A.................   $1,000.00     $1,009.37       $ 6.43       $1,000.00     $1,018.60       $ 6.46       1.28%
  Class B.................   $1,000.00     $1,006.05       $ 9.68       $1,000.00     $1,015.35       $ 9.72       1.93%
  Class C.................   $1,000.00     $1,003.38       $ 9.72       $1,000.00     $1,015.30       $ 9.77       1.94%
High Yield Bond
  Class A#................   $1,000.00     $  940.30       $ 6.60       $1,000.00     $1,018.20       $ 6.86       1.36%
  Class B#................   $1,000.00     $  939.49       $ 9.75       $1,000.00     $1,014.95       $10.13       2.01%
  Class C#................   $1,000.00     $  937.67       $ 9.74       $1,000.00     $1,014.95       $10.13       2.01%
Tax Exempt Insured
  Class A.................   $1,000.00     $1,003.43       $ 6.51       $1,000.00     $1,018.50       $ 6.56       1.30%
  Class B.................   $1,000.00     $  999.95       $10.45       $1,000.00     $1,014.55       $10.53       2.09%
  Class C#................   $1,000.00     $1,000.36       $ 9.75       $1,000.00     $1,015.25       $ 9.82       1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2008" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008

                                                                                      U.S. Government                Strategic
                                                                                        Securities        GNMA         Bond
                                                                                           Fund           Fund         Fund
                                                                                      --------------- ------------ ------------
ASSETS:
Long-term investment securities, at market value* (unaffiliated).....................  $223,166,187   $414,723,011 $745,030,719
Short term investment securities, at market value* (unaffiliated)....................     8,000,000     35,000,000   27,163,000
Repurchase agreements (cost approximates market value)...............................     1,500,000      1,818,000   31,121,000
                                                                                       ------------   ------------ ------------
  Total investments..................................................................   232,666,187    451,541,011  803,314,719
                                                                                       ------------   ------------ ------------
Cash.................................................................................           554            977      679,051
Foreign cash*........................................................................            --             --    3,660,741
Receivable for:
  Shares of beneficial interest sold.................................................       583,995        595,395    3,029,226
  Dividends and interest.............................................................     1,635,255      1,984,967   12,712,519
  Investments sold...................................................................            --     30,275,521   10,253,818
Prepaid Expenses and other assets....................................................           504          1,125        2,593
Due from investment adviser for expense reimbursements/fee waivers...................        47,571         62,303           --
                                                                                       ------------   ------------ ------------
Total assets.........................................................................   234,934,066    484,461,299  833,652,667
                                                                                       ------------   ------------ ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.............................................       572,978        472,972    1,567,023
  Investments purchased..............................................................    10,364,583     70,969,792   27,482,342
  Investment advisory and management fees............................................       122,255        159,365      420,994
  Distribution and service maintenance fees..........................................        83,748        166,212      410,904
  Transfer agent fees and expenses...................................................        54,949         94,941      164,254
  Trustees' fees and expenses........................................................        85,392         57,817       39,231
  Other accrued expenses.............................................................       118,908        149,157      280,687
  Dividends payable..................................................................       123,724        200,437    1,035,225
Due to custodian.....................................................................            --             --           --
Commitments (Note 11)................................................................            --             --           --
                                                                                       ------------   ------------ ------------
Total liabilities....................................................................    11,526,537     72,270,693   31,400,660
                                                                                       ------------   ------------ ------------
Net assets...........................................................................  $223,407,529   $412,190,606 $802,252,007
                                                                                       ============   ============ ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.......................................  $    230,862   $    357,353 $  2,289,865
Paid-in capital......................................................................   220,184,556    402,314,049  837,693,680
                                                                                       ------------   ------------ ------------
                                                                                        220,415,418    402,671,402  839,983,545
Accumulated undistributed net investment income (loss)...............................        24,694        201,906    6,775,150
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................    (4,327,579)     1,282,873  (28,535,306)
Unrealized appreciation (depreciation) on investment.................................     7,294,996      8,034,425  (16,248,810)
Unrealized appreciation (depreciation) on foreign exchange transactions..............            --             --      277,428
                                                                                       ------------   ------------ ------------
Net assets...........................................................................  $223,407,529   $412,190,606 $802,252,007
                                                                                       ============   ============ ============
*Cost
  Long-term investment securities (unaffiliated).....................................  $215,871,191   $406,688,586 $761,279,529
                                                                                       ============   ============ ============
  Short-term securities (unaffiliated)...............................................  $  8,000,000   $ 35,000,000 $ 27,163,000
                                                                                       ============   ============ ============
  Foreign cash.......................................................................  $         --   $         -- $  3,562,813
                                                                                       ============   ============ ============

                                                                                       High Yield    Tax Exempt
                                                                                          Bond        Insured
                                                                                          Fund          Fund
                                                                                      ------------  -----------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)..................... $196,144,065  $52,121,490
Short term investment securities, at market value* (unaffiliated)....................           --    1,611,534
Repurchase agreements (cost approximates market value)...............................    5,281,000           --
                                                                                      ------------  -----------
  Total investments..................................................................  201,425,065   53,733,024
                                                                                      ------------  -----------
Cash.................................................................................           --           --
Foreign cash*........................................................................           --           --
Receivable for:
  Shares of beneficial interest sold.................................................    2,100,412       55,964
  Dividends and interest.............................................................    4,965,991      797,294
  Investments sold...................................................................    1,302,145           --
Prepaid Expenses and other assets....................................................       73,259          166
Due from investment adviser for expense reimbursements/fee waivers...................       14,521           --
                                                                                      ------------  -----------
Total assets.........................................................................  209,881,393   54,586,448
                                                                                      ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.............................................      461,046       37,630
  Investments purchased..............................................................    3,132,084           --
  Investment advisory and management fees............................................      129,541       22,830
  Distribution and service maintenance fees..........................................      113,948       19,971
  Transfer agent fees and expenses...................................................       53,462       14,472
  Trustees' fees and expenses........................................................       50,328       26,913
  Other accrued expenses.............................................................      164,248       83,314
  Dividends payable..................................................................      397,933       45,908
Due to custodian.....................................................................      124,082           --
Commitments (Note 11)................................................................           --           --
                                                                                      ------------  -----------
Total liabilities....................................................................    4,626,672      251,038
                                                                                      ------------  -----------
Net assets........................................................................... $205,254,721  $54,335,410
                                                                                      ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value....................................... $    492,576  $    44,368
Paid-in capital......................................................................  317,289,296   53,260,546
                                                                                      ------------  -----------
                                                                                       317,781,872   53,304,914
Accumulated undistributed net investment income (loss)...............................   (1,882,760)     (54,332)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................  (91,048,274)    (110,829)
Unrealized appreciation (depreciation) on investment.................................  (19,596,117)   1,195,657
Unrealized appreciation (depreciation) on foreign exchange transactions..............           --           --
                                                                                      ------------  -----------
Net assets........................................................................... $205,254,721  $54,335,410
                                                                                      ============  ===========
*Cost
  Long-term investment securities (unaffiliated)..................................... $215,740,182  $50,925,833
                                                                                      ============  ===========
  Short-term securities (unaffiliated)............................................... $         --  $ 1,611,534
                                                                                      ============  ===========
  Foreign cash....................................................................... $         --  $        --
                                                                                      ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008 -- (continued)

                                                                         U.S. Government               Strategic    High Yield
                                                                           Securities        GNMA        Bond          Bond
                                                                              Fund           Fund        Fund          Fund
                                                                         --------------- ------------ ------------ ------------
Class A (unlimited shares authorized):
Net assets..............................................................  $191,056,902   $330,202,296 $483,819,822 $109,219,362
Shares of beneficial interest issued and outstanding....................    19,742,472     28,644,517  138,270,204   26,260,314
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)......................................  $       9.68   $      11.53 $       3.50 $       4.16
Maximum sales charge (4.75% of offering price)..........................          0.48           0.57         0.17         0.21
                                                                          ------------   ------------ ------------ ------------
Maximum offering price to public........................................  $      10.16   $      12.10 $       3.67 $       4.37
                                                                          ============   ============ ============ ============
Class B (unlimited shares authorized):
Net assets..............................................................  $ 15,353,723   $ 46,389,280 $ 52,528,008 $ 34,911,277
Shares of beneficial interest issued and outstanding....................     1,585,903      4,013,955   15,016,144    8,381,254
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)......................................  $       9.68   $      11.56 $       3.50 $       4.17
                                                                          ============   ============ ============ ============
Class C (unlimited shares authorized):
Net assets..............................................................  $ 16,996,904   $ 35,599,030 $265,904,177 $ 61,124,082
Shares of beneficial interest issued and outstanding....................     1,757,802      3,076,796   75,700,195   14,616,003
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)......................................  $       9.67   $      11.57 $       3.51 $       4.18
                                                                          ============   ============ ============ ============

                                                                         Tax Exempt
                                                                          Insured
                                                                            Fund
                                                                         -----------
Class A (unlimited shares authorized):
Net assets.............................................................. $46,843,293
Shares of beneficial interest issued and outstanding....................   3,825,543
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)...................................... $     12.24
Maximum sales charge (4.75% of offering price)..........................        0.61
                                                                         -----------
Maximum offering price to public........................................ $     12.85
                                                                         ===========
Class B (unlimited shares authorized):
Net assets.............................................................. $ 3,350,631
Shares of beneficial interest issued and outstanding....................     273,245
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)...................................... $     12.26
                                                                         ===========
Class C (unlimited shares authorized):
Net assets.............................................................. $ 4,141,486
Shares of beneficial interest issued and outstanding....................     337,992
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)...................................... $     12.25
                                                                         ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2008

                                                                                           U.S. Government
                                                                                             Securities        GNMA
                                                                                                Fund           Fund
                                                                                           --------------- -----------
INCOME:
 Dividends (unaffiliated).................................................................   $        --   $        --
 Interest (unaffiliated)..................................................................     9,321,588    20,430,660
                                                                                             -----------   -----------
   Total investment income*...............................................................     9,321,588    20,430,660
                                                                                             -----------   -----------
EXPENSES:
 Investment advisory and management fees..................................................     1,256,875     1,826,963
 Distribution and service maintenance fees:
   Class A................................................................................       587,514     1,114,860
   Class B................................................................................       138,450       500,830
   Class C................................................................................       119,046       290,439
 Transfer agent fees:
   Class A................................................................................       409,785       729,103
   Class B................................................................................        36,716       124,163
   Class C................................................................................        30,214        71,785
 Registration fees:
   Class A................................................................................        24,227        25,014
   Class B................................................................................        11,653        14,955
   Class C................................................................................        13,372        15,569
 Custodian and accounting fees............................................................        92,429       205,622
 Reports to shareholders..................................................................        59,568        85,145
 Audit and tax fees.......................................................................        40,091        39,742
 Legal fees...............................................................................        13,975         7,345
 Trustees' fees and expenses..............................................................        15,133        31,379
 Interest expense.........................................................................            --            --
 Interest expense on securities sold short................................................            --            --
 Other expenses...........................................................................        14,555        19,818
                                                                                             -----------   -----------
   Total expenses before fee waivers, reimbursements, and custody credits.................     2,863,603     5,102,732
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................      (778,516)     (651,523)
   Custody credits earned on cash balances................................................          (966)          (67)
                                                                                             -----------   -----------
   Net expenses...........................................................................     2,084,121     4,451,142
                                                                                             -----------   -----------
Net investment income (loss)..............................................................     7,237,467    15,979,518
                                                                                             -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................     1,008,787     6,905,478
Net realized foreign exchange gain (loss) on other assets and liabilities.................            --            --
Net realized gains (loss) on securities sold short........................................            --            --
                                                                                             -----------   -----------
Net realized gain (loss) on investments and foreign currencies............................     1,008,787     6,905,478
                                                                                             -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............     8,877,258    10,107,965
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........            --            --
                                                                                             -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies..........................     8,877,258    10,107,965
                                                                                             -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............     9,886,045    17,013,443
                                                                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................   $17,123,512   $32,992,961
                                                                                             ===========   ===========
--------
*  Net of foreign withholding taxes on interest and dividends of..........................   $        --   $        --
                                                                                             -----------   -----------

                                                                                             Strategic    High Yield
                                                                                               Bond          Bond
                                                                                               Fund          Fund
                                                                                           ------------  ------------
INCOME:
 Dividends (unaffiliated)................................................................. $    386,287  $    519,370
 Interest (unaffiliated)..................................................................   51,882,486    25,985,637
                                                                                           ------------  ------------
   Total investment income*...............................................................   52,268,773    26,505,007
                                                                                           ------------  ------------
EXPENSES:
 Investment advisory and management fees..................................................    4,936,399     2,223,971
 Distribution and service maintenance fees:
   Class A................................................................................    1,720,656       630,960
   Class B................................................................................      536,315       428,998
   Class C................................................................................    2,483,190       773,776
 Transfer agent fees:
   Class A................................................................................    1,117,778       428,013
   Class B................................................................................      128,434       103,801
   Class C................................................................................      562,793       180,617
 Registration fees:
   Class A................................................................................       86,055        42,937
   Class B................................................................................       16,729        17,511
   Class C................................................................................       59,049        22,001
 Custodian and accounting fees............................................................      214,699       115,110
 Reports to shareholders..................................................................      163,468        96,743
 Audit and tax fees.......................................................................       44,401        44,401
 Legal fees...............................................................................       29,485        20,215
 Trustees' fees and expenses..............................................................       61,545        25,746
 Interest expense.........................................................................        2,121        62,252
 Interest expense on securities sold short................................................           --       168,768
 Other expenses...........................................................................       26,146        18,517
                                                                                           ------------  ------------
   Total expenses before fee waivers, reimbursements, and custody credits.................   12,189,263     5,404,337
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................           --      (525,466)
   Custody credits earned on cash balances................................................     (123,211)       (9,572)
                                                                                           ------------  ------------
   Net expenses...........................................................................   12,066,052     4,869,299
                                                                                           ------------  ------------
Net investment income (loss)..............................................................   40,202,721    21,635,708
                                                                                           ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................    6,681,808    (3,861,306)
Net realized foreign exchange gain (loss) on other assets and liabilities.................      344,687         7,339
Net realized gains (loss) on securities sold short........................................           --        53,931
                                                                                           ------------  ------------
Net realized gain (loss) on investments and foreign currencies............................    7,026,495    (3,800,036)
                                                                                           ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (31,264,862)  (36,531,660)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........      197,320        (4,510)
                                                                                           ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies..........................  (31,067,542)  (36,536,170)
                                                                                           ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (24,041,047)  (40,336,206)
                                                                                           ------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $ 16,161,674  $(18,700,498)
                                                                                           ============  ============
--------
*  Net of foreign withholding taxes on interest and dividends of.......................... $    131,642  $         --
                                                                                           ------------  ------------

                                                                                            Tax Exempt
                                                                                             Insured
                                                                                               Fund
                                                                                           -----------
INCOME:
 Dividends (unaffiliated)................................................................. $        --
 Interest (unaffiliated)..................................................................   2,605,432
                                                                                           -----------
   Total investment income*...............................................................   2,605,432
                                                                                           -----------
EXPENSES:
 Investment advisory and management fees..................................................     279,493
 Distribution and service maintenance fees:
   Class A................................................................................     167,414
   Class B................................................................................      42,064
   Class C................................................................................      38,596
 Transfer agent fees:
   Class A................................................................................     117,715
   Class B................................................................................      11,920
   Class C................................................................................      10,960
 Registration fees:
   Class A................................................................................      15,094
   Class B................................................................................      10,146
   Class C................................................................................      11,039
 Custodian and accounting fees............................................................      29,937
 Reports to shareholders..................................................................      10,358
 Audit and tax fees.......................................................................      39,185
 Legal fees...............................................................................       8,716
 Trustees' fees and expenses..............................................................       4,651
 Interest expense.........................................................................          --
 Interest expense on securities sold short................................................          --
 Other expenses...........................................................................      13,172
                                                                                           -----------
   Total expenses before fee waivers, reimbursements, and custody credits.................     810,460
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................     (11,901)
   Custody credits earned on cash balances................................................        (967)
                                                                                           -----------
   Net expenses...........................................................................     797,592
                                                                                           -----------
Net investment income (loss)..............................................................   1,807,840
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................    (110,884)
Net realized foreign exchange gain (loss) on other assets and liabilities.................          --
Net realized gains (loss) on securities sold short........................................          --
                                                                                           -----------
Net realized gain (loss) on investments and foreign currencies............................    (110,884)
                                                                                           -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (1,245,963)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........          --
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (1,245,963)
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (1,356,847)
                                                                                           -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $   450,993
                                                                                           ===========
--------
*  Net of foreign withholding taxes on interest and dividends of.......................... $        --
                                                                                           -----------

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                   U.S. Government
                                                                   Securities Fund
                                                             --------------------------
                                                             For the year  For the year
                                                                ended         ended
                                                              March 31,     March 31,
                                                                 2008          2007
                                                             ------------  ------------
Operations:
 Net investment income (loss)............................... $  7,237,467  $  6,828,045
 Net realized gain (loss) on investments and foreign
   currencies...............................................    1,008,787       (68,459)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    8,877,258     1,657,175
                                                             ------------  ------------
Increase (decrease) in net assets resulting from operations.   17,123,512     8,416,761
                                                             ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)............................   (6,695,513)   (6,264,372)
 Net investment income (Class B)............................     (464,501)     (608,171)
 Net investment income (Class C)............................     (392,650)     (312,901)
 Net realized gain on securities (Class A)..................           --            --
 Net realized gain on securities (Class B)..................           --            --
 Net realized gain on securities (Class C)..................           --            --
                                                             ------------  ------------
Total distributions to shareholders.........................   (7,552,664)   (7,185,444)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   37,000,481    (3,236,594)
                                                             ------------  ------------
Total increase (decrease) in net assets.....................   46,571,329    (2,005,277)

NET ASSETS:
Beginning of period.........................................  176,836,200   178,841,477
                                                             ------------  ------------
End of period+.............................................. $223,407,529  $176,836,200
                                                             ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $     24,694  $     56,621
                                                             ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                      GNMA Fund              Strategic Bond Fund
                                                             --------------------------  --------------------------
                                                             For the year  For the year  For the year  For the year
                                                                ended         ended         ended         ended
                                                              March 31,     March 31,     March 31,     March 31,
                                                                 2008          2007          2008          2007
                                                             ------------  ------------  ------------  ------------
Operations:
 Net investment income (loss)............................... $ 15,979,518  $ 16,306,209  $ 40,202,721  $ 25,776,555
 Net realized gain (loss) on investments and foreign
   currencies...............................................    6,905,478      (171,039)    7,026,495     3,735,857
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   10,107,965     4,010,650   (31,067,542)   13,298,249
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets resulting from operations.   32,992,961    20,145,820    16,161,674    42,810,661
                                                             ------------  ------------  ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)............................  (13,925,153)  (13,350,095)  (29,257,025)  (18,128,377)
 Net investment income (Class B)............................   (1,870,179)   (2,448,583)   (2,805,432)   (2,175,396)
 Net investment income (Class C)............................   (1,078,120)   (1,311,888)  (13,185,521)   (6,149,737)
 Net realized gain on securities (Class A)..................           --            --            --            --
 Net realized gain on securities (Class B)..................           --            --            --            --
 Net realized gain on securities (Class C)..................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................  (16,873,452)  (17,110,566)  (45,247,978)  (26,453,510)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (2,267,507)  (24,531,303)  103,961,925   400,002,265
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................   13,852,002   (21,496,049)   74,875,621   416,359,416

NET ASSETS:
Beginning of period.........................................  398,338,604   419,834,653   727,376,386   311,016,970
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $412,190,606  $398,338,604  $802,252,007  $727,376,386
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    201,906  $    327,903  $  6,775,150  $   (954,680)
                                                             ============  ============  ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                            High Yield Bond Fund      Tax Exempt Insured Fund
                                                        ---------------------------  ------------------------
                                                         For the year  For the year  For the year For the year
                                                            ended         ended         ended        ended
                                                          March 31,     March 31,     March 31,    March 31,
                                                             2008          2007          2008         2007
                                                        -------------  ------------  ------------ ------------
Operations:
 Net investment income (loss).......................... $  21,635,708  $ 20,209,713  $ 1,807,840  $ 1,996,138
 Net realized gain (loss) on investments and foreign
   currencies..........................................    (3,800,036)    6,213,051     (110,884)     481,567
 Net unrealized gain (loss) on investments and foreign
   currencies..........................................   (36,536,170)    6,288,956   (1,245,963)     281,498
                                                        -------------  ------------  -----------  -----------
Increase (decrease) in net assets resulting from
 operations............................................   (18,700,498)   32,711,720      450,993    2,759,203
                                                        -------------  ------------  -----------  -----------

Distributions to shareholders from:
 Net investment income (Class A).......................   (12,979,716)  (13,055,050)  (1,606,491)  (1,775,224)
 Net investment income (Class B).......................    (2,908,997)   (3,241,816)     (99,116)    (149,453)
 Net investment income (Class C).......................    (5,292,760)   (5,181,540)    (105,563)    (115,967)
 Net realized gain on securities (Class A).............            --            --     (396,574)    (365,409)
 Net realized gain on securities (Class B).............            --            --      (32,437)     (39,551)
 Net realized gain on securities (Class C).............            --            --      (34,730)     (31,739)
                                                        -------------  ------------  -----------  -----------
Total distributions to shareholders....................   (21,181,473)  (21,478,406)  (2,274,911)  (2,477,343)
                                                        -------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................  (134,674,504)   32,050,805   (2,960,840)  (9,226,947)
                                                        -------------  ------------  -----------  -----------
Total increase (decrease) in net assets................  (174,556,475)   43,284,119   (4,784,758)  (8,945,087)

NET ASSETS:
Beginning of period....................................   379,811,196   336,527,077   59,120,168   68,065,255
                                                        -------------  ------------  -----------  -----------
End of period+......................................... $ 205,254,721  $379,811,196  $54,335,410  $59,120,168
                                                        =============  ============  ===========  ===========
--------
+Includes accumulated undistributed net investment
 income (loss)......................................... $  (1,882,760) $ (2,773,841) $   (54,332) $   (50,950)
                                                        =============  ============  ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
-
  03/31/04     $9.63     $0.30      $ 0.01      $ 0.31     $(0.30)       $--      $(0.30) $9.64     3.29%  $204,618     0.99%
  03/31/05      9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905     0.99
  03/31/06      9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284     0.99
  03/31/07      9.16      0.37        0.10        0.47      (0.39)        --       (0.39)  9.24     5.25    152,239     0.99
  03/31/08      9.24      0.35        0.46        0.81      (0.37)        --       (0.37)  9.68     9.03    191,057     0.99
                                                                         Class B
-
  03/31/04     $9.64     $0.24      $ 0.01      $ 0.25     $(0.24)       $--      $(0.24) $9.65     2.62%  $ 36,605     1.64%
  03/31/05      9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013     1.64
  03/31/06      9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276     1.64
  03/31/07      9.16      0.32        0.09        0.41      (0.33)        --       (0.33)  9.24     4.57     14,716     1.64
  03/31/08      9.24      0.30        0.45        0.75      (0.31)        --       (0.31)  9.68     8.33     15,354     1.64
                                                                         Class C*
-
  03/31/04     $9.63     $0.24      $ 0.01      $ 0.25     $(0.24)       $--      $(0.24) $9.64     2.62%  $ 15,139     1.64%
  03/31/05      9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945     1.64
  03/31/06      9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281     1.64
  03/31/07      9.15      0.31        0.10        0.41      (0.33)        --       (0.33)  9.23     4.57      9,881     1.64
  03/31/08      9.23      0.29        0.46        0.75      (0.31)        --       (0.31)  9.67     8.34     16,997     1.64

                         -

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------  -

                         -
    3.14%        267%(4)
    3.26         253(4)
    3.80         357
    4.05         243
    3.83         343

                         -
    2.45%        267%(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.20         343

                         -
    2.45%        267%(4)
    2.61         253(4)
    3.14         357
    3.40         243
    3.14         343

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08
                                         -------- -------- -------- -------- --------
U.S. Government Securities Fund Class A.   0.37%    0.39%    0.36%    0.38%    0.39%
U.S. Government Securities Fund Class B.   0.37     0.43     0.43     0.43     0.48
U.S. Government Securities Fund Class C.   0.38     0.48     0.57     0.43     0.50

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2004 2005
                                                        ---- ----
               U.S. Government Securities Fund......... 256% 246%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      GNMA FUND
                                                                      ---------
                               Net gain
                               (loss) on
            Net               investments                       Distributions          Net               Net
           Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
 Period  beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
 Ended   of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                       Class A
-
03/31/04  $11.54     $0.28      $ 0.07      $0.35      $(0.31)     $(0.20)    $(0.51) $11.38   3.06%   $337,467     0.99%
03/31/05   11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20   1.41     338,031     0.99
03/31/06   11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00   2.18     303,343     0.99
03/31/07   11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08   5.23     310,508     0.99
03/31/08   11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
                                                                       Class B
-
03/31/04  $11.57     $0.21      $ 0.06      $0.27      $(0.23)     $(0.20)    $(0.43) $11.41   2.39%   $136,923     1.64%
03/31/05   11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23   0.75     102,497     1.64
03/31/06   11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02   1.43      76,304     1.64
03/31/07   11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11   4.64      57,224     1.64
03/31/08   11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
                                                                       Class C*
-
03/31/04  $11.58     $0.20      $ 0.07      $0.27      $(0.23)     $(0.20)    $(0.43) $11.42   2.39%   $ 88,184     1.64%
03/31/05   11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24   0.75      54,936     1.64
03/31/06   11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04   1.53      40,188     1.64
03/31/07   11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13   4.64      30,606     1.64
03/31/08   11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    2.51%        225%(4)
    2.73         204(4)
    3.17         138
    4.19         142
    4.15         354


    1.77%        225%(4)
    2.10         204(4)
    2.50         138
    3.53         142
    3.52         354


    1.74%        225%(4)
    2.11         204(4)
    2.49         138
    3.53         142
    3.49         354

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                 03/31/04 03/31/05 03/31/06 03/31/07 03/31/08
                                 -------- -------- -------- -------- --------
  GNMA Fund Class A.............   0.18%    0.17%    0.13%    0.15%    0.15%
  GNMA Fund Class B.............   0.16     0.18     0.17     0.18     0.19
  GNMA Fund Class C.............   0.16     0.18     0.19     0.17     0.22

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2004 2005
                                                        ---- ----
               GNMA Fund............................... 213% 204%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   STRATEGIC BOND FUND
                                                                   -------------------
                               Net gain
                               (loss) on
            Net               investments                       Distributions           Net               Net
           Asset                 (both               Dividends    from net             Asset            Assets,   Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,            end of    expense
 Period  beginning investment     and     investment investment   gains on    Distri- end of    Total   period   to average
 Ended   of period income(1)  unrealized) operations   income    investments  butions period+ Return(2) (000's)  net assets
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                         Class A
-
03/31/04   $3.08     $0.21      $ 0.33      $0.54      $(0.21)       $--      $(0.21)  $3.41    18.04%  $ 43,840    1.55%(3)(4)
03/31/05    3.41      0.20        0.11       0.31       (0.23)        --       (0.23)   3.49     9.36     59,279    1.40(3)(4)
03/31/06    3.49      0.17        0.05       0.22       (0.18)        --       (0.18)   3.53     6.54    167,072    1.34(4)
03/31/07    3.53      0.16        0.12       0.28       (0.18)        --       (0.18)   3.63     8.07    453,893    1.31(6)
03/31/08    3.63      0.19       (0.11)      0.08       (0.21)        --       (0.21)   3.50     2.29    483,820    1.28(6)
                                                                         Class B
-
03/31/04   $3.08     $0.19      $ 0.33      $0.52      $(0.19)       $--      $(0.19)  $3.41    17.29%  $ 36,110    2.19%(3)(4)
03/31/05    3.41      0.18        0.10       0.28       (0.21)        --       (0.21)   3.48     8.35     37,250    2.05(3)(4)
03/31/06    3.48      0.16        0.05       0.21       (0.16)        --       (0.16)   3.53     6.14     46,294    2.00(3)(4)
03/31/07    3.53      0.15        0.10       0.25       (0.15)        --       (0.15)   3.63     7.36     55,728    1.99(6)
03/31/08    3.63      0.16       (0.10)      0.06       (0.19)        --       (0.19)   3.50     1.61     52,528    1.96(6)
                                                                        Class C*
-
03/31/04   $3.09     $0.19      $ 0.34      $0.53      $(0.20)       $--      $(0.20)  $3.42    17.43%  $ 22,064    2.16%(3)(4)
03/31/05    3.42      0.18        0.11       0.29       (0.21)        --       (0.21)   3.50     8.65     36,867    2.05(3)(4)
03/31/06    3.50      0.15        0.05       0.20       (0.16)        --       (0.16)   3.54     5.84     97,651    1.99(3)(4)
03/31/07    3.54      0.14        0.12       0.26       (0.16)        --       (0.16)   3.64     7.36    217,755    1.98(6)
03/31/08    3.64      0.17       (0.11)      0.06       (0.19)        --       (0.19)   3.51     1.64    265,904    1.94(6)



  Ratio
  of net
investment
income to
 average       Portfolio
net assets     Turnover
----------     ---------


   6.41%(3)(4)     71%(5)
   5.94(3)(4)     190(5)
   5.19(4)        119
   4.79(6)        131
   5.30(6)        151


   5.76%(3)(4)     71%(5)
   5.32(3)(4)     190(5)
   4.51(3)(4)     119
   4.12(6)        131
   4.63(6)        151


   5.78%(3)(4)     71%(5)
   5.29(3)(4)     190(5)
   4.54(3)(4)     119
   4.12(6)        131
   4.65(6)        151

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                               03/31/04 03/31/05 03/31/06
                                               -------- -------- --------
      Strategic Bond Fund Class A.............   0.02%    0.03%     -- %
      Strategic Bond Fund Class B.............   0.02     0.02     0.00
      Strategic Bond Fund Class C.............   0.02     0.03     0.00

(4)Net of custody credits of:

                                               03/31/04 03/31/05 03/31/06
                                               -------- -------- --------
      Strategic Bond Fund.....................   0.02%    0.01%    0.07%

(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                             2004 2005
                                  -          ---- ----
                         Strategic Bond Fund 69%  188%

(6)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                               Net gain
                               (loss) on
            Net               investments                       Distributions          Net
           Asset                 (both               Dividends    from net            Asset            Net Assets,  Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,             end of     expense
 Period  beginning investment     and     investment investment   gains on    Distri- end of   Total     period    to average
 Ended   of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)   net assets
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- ----------
                                                                         Class A
-
03/31/04   $3.66     $0.33      $ 0.60      $ 0.93     $(0.36)       $--      $(0.36) $4.23    26.05%   $ 93,818      1.49%
03/31/05    4.23      0.33        0.21        0.54      (0.34)        --       (0.34)  4.43    13.26     101,661      1.38(3)
03/31/06    4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041      1.36(3)(5)
03/31/07    4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554      1.36(3)
03/31/08    4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219      1.36(3)
                                                                         Class B
-
03/31/04   $3.66     $0.31      $ 0.60      $ 0.91     $(0.33)       $--      $(0.33) $4.24    25.55%   $ 73,751      2.14%
03/31/05    4.24      0.31        0.20        0.51      (0.31)        --       (0.31)  4.44    12.57      61,961      2.03(3)
03/31/06    4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346      2.01(3)(5)
03/31/07    4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479      2.01(3)
03/31/08    4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911      2.01(3)
                                                                        Class C*
-
03/31/04   $3.68     $0.30      $ 0.60      $ 0.90     $(0.33)       $--      $(0.33) $4.25    25.14%   $ 52,868      2.11%(3)
03/31/05    4.25      0.30        0.22        0.52      (0.31)        --       (0.31)  4.46    12.77      65,385      2.03(3)
03/31/06    4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140      2.01(3)(5)
03/31/07    4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777      2.01(3)
03/31/08    4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125      2.01(3)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   8.15%         126%(4)
   7.59(3)        85(4)
   7.20(3)(5)     91
   6.44(3)        86
   7.49(3)        72


   7.52%         126%(4)
   7.04(3)        85(4)
   6.71(3)(5)     91
   5.82(3)        86
   6.80(3)        72


   7.53%(3)      126%(4)
   6.97(3)        85(4)
   6.67(3)(5)     91
   5.80(3)        86
   6.75(3)        72

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08
                                         -------- -------- -------- -------- --------
High Yield Bond Fund Class A............    -- %    0.08%    0.11%    0.09%    0.17%
High Yield Bond Fund Class B............     --     0.07     0.14     0.11     0.20
High Yield Bond Fund Class C............   0.01     0.09     0.12     0.10     0.18

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                              2004 2005
                                              ---- ----
                         High Yield Bond Fund 126% 85%

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                              TAX EXEMPT INSURED FUND
                                                              -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                      Class A
-
  03/31/04    $13.34     $0.39      $ 0.24      $ 0.63     $(0.37)     $(0.44)    $(0.81) $13.16   4.86%   $69,098    1.26%
  03/31/05     13.16      0.41       (0.18)       0.23      (0.41)      (0.17)     (0.58)  12.81   1.83     62,032    1.25
  03/31/06     12.81      0.41       (0.10)       0.31      (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
  03/31/07     12.59      0.42        0.15        0.57      (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
  03/31/08     12.65      0.42       (0.31)       0.11      (0.42)      (0.10)     (0.52)  12.24   0.91     46,843    1.32
                                                                      Class B
-
  03/31/04    $13.34     $0.30      $ 0.23      $ 0.53     $(0.27)     $(0.44)    $(0.71) $13.16   4.10%   $16,632    1.96%
  03/31/05     13.16      0.33       (0.18)       0.15      (0.32)      (0.17)     (0.49)  12.82   1.21      9,000    1.94
  03/31/06     12.82      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
  03/31/07     12.60      0.31        0.15        0.46      (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
  03/31/08     12.65      0.31       (0.31)      (0.00)     (0.29)      (0.10)     (0.39)  12.26   0.06      3,351    2.21
                                                                      Class C*
-
  03/31/04    $13.34     $0.30      $ 0.24      $ 0.54     $(0.28)     $(0.44)    $(0.72) $13.16   4.14%   $ 5,803    1.95%(3)
  03/31/05     13.16      0.32       (0.18)       0.14      (0.32)      (0.17)     (0.49)  12.81   1.12      5,701    1.95(3)
  03/31/06     12.81      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(3)
  03/31/07     12.59      0.33        0.17        0.50      (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)
  03/31/08     12.66      0.34       (0.31)       0.03      (0.34)      (0.10)     (0.44)  12.25   0.29      4,141    1.95(3)



  Ratio
  of net
investment
income to
 average    Portfolio
net assets  Turnover
----------  ---------


   2.90%       131%
   3.14        153
   3.14         81
   3.28         84
   3.35         57


   2.20%       131%
   2.44        153
   2.48         81
   2.44         84
   2.46         57


   2.21%(3)    131%
   2.44(3)     153
   2.48(3)      81
   2.60(3)      84
   2.71(3)      57

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/04 03/31/05 03/31/06 03/31/07 03/31/08
                                         -------- -------- -------- -------- --------
Tax Exempt Insured Fund Class C.........   0.12%    0.09%    0.20%    0.09%    0.31%

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

           United States Treasury Notes......................  45.6%
           Government National Mtg. Assoc....................  38.3
           United States Treasury Bonds......................  10.2
           Private Export Funding............................   4.5
           U.S. Government Agencies..........................   3.6
           Repurchase Agreements.............................   0.7
           Small Business Administration.....................   0.6
           Federal Farm Credit Bank..........................   0.6
                                                              -----
                                                              104.1%
                                                              =====

Credit Quality+#

                         Government -- Treasury  55.9%
                         Government -- Agency..  39.6
                         AA....................   4.5
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 44.0%
        Federal Farm Credit Bank -- 0.6%
           5.64% due 04/04/11................... $   500,000 $   541,734
           6.00% due 03/07/11...................     200,000     218,323
           6.30% due 12/03/13...................     500,000     572,022
                                                             -----------
                                                               1,332,079
                                                             -----------
        Federal Home Loan Mtg. Corp. -- 0.0%
          8.00% due 06/01/08....................          40          43
                                                             -----------
        Federal National Mtg. Assoc. -- 0.0%
          8.00% due 01/01/23....................      32,538      35,398
          11.00% due 02/01/15...................          29          35
          11.50% due 09/01/19...................       8,446       9,780
                                                             -----------
                                                                  45,213
                                                             -----------
        Private Export Funding Corp. -- 4.5%
          5.87% due 07/31/08....................  10,000,000  10,113,690
                                                             -----------
        Government National Mtg. Assoc. -- 38.3%
          4.50% due 05/15/18....................     821,993     825,165
          4.50% due 08/15/18....................   1,273,095   1,278,008
          4.50% due 09/15/18....................   3,832,464   3,847,253
          4.50% due 10/15/18....................   3,663,351   3,677,487
          4.50% due 09/15/33....................   4,380,842   4,260,884
          5.00% due 04/15/18....................   3,817,188   3,881,659
          5.00% due 04/15/33....................      27,250      27,301
          5.00% due 08/15/33....................   1,682,281   1,685,540
          5.00% due 09/15/33....................     762,569     764,002
          5.00% due 10/15/33....................     537,322     538,332
          5.00% due 04/15/34....................      26,517      26,560
          5.00% due 11/15/34....................     180,443     180,731
          5.00% due 02/15/35....................      24,808      24,841
          5.00% due 03/15/35....................     499,719     500,400
          5.00% due 04/15/35....................      57,704      57,782
          5.00% due 05/15/35....................   1,933,223   1,935,858
          5.00% due 09/15/35....................     854,894     856,059
          5.00% due 10/15/35....................     145,422     145,620
          5.00% due 12/15/35....................      92,801      92,927
          5.00% due 03/15/36....................     884,226     885,315
          5.00% due 05/15/36....................   1,327,663   1,329,297
          5.00% due 06/15/36....................     912,075     913,199
          5.00% due 09/15/36....................   2,046,960   2,048,238
          5.00% due 10/15/36....................     500,495     501,112
          5.00% due 11/15/36....................      54,093      54,160
          5.00% due 12/15/36....................     377,573     378,038
          5.00% due 01/15/37....................   4,580,414   4,586,303
          5.00% due 02/15/37....................   2,068,650   2,071,308
          5.00% due 03/15/37....................   1,662,440   1,664,576
          5.00% due 04/15/37....................   1,767,131   1,769,403
          5.50% due 11/15/32....................      13,405      13,707
          5.50% due 03/15/33....................     418,826     428,150
          5.50% due 04/15/33....................     499,162     510,277
          5.50% due 05/15/33....................   1,150,373   1,176,021
          5.50% due 06/15/33....................   5,459,790   5,581,350
          5.50% due 07/15/33....................   1,476,576   1,509,451
          5.50% due 10/15/33....................   1,535,997   1,570,196
          5.50% due 12/15/33....................     314,896     321,907
          5.50% due 01/15/34....................   3,337,953   3,410,864
          5.50% due 02/15/34....................   1,879,576   1,920,631
          6.00% due 01/15/28....................       2,374       2,463

                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
        6.00% due 04/15/28....................... $ 1,166,672 $ 1,210,473
        6.00% due 05/15/28.......................       1,350       1,401
        6.00% due 10/15/28.......................       3,527       3,659
        6.00% due 03/15/29.......................      32,684      33,909
        6.00% due 04/15/29.......................      35,507      36,837
        6.00% due 05/15/29.......................      65,719      68,181
        6.00% due 06/15/29.......................      25,195      26,139
        6.00% due 04/15/31.......................      23,926      24,806
        6.00% due 05/15/31.......................      40,748      42,246
        6.00% due 11/15/31.......................     162,126     168,086
        6.00% due 12/15/31.......................     334,375     346,666
        6.00% due 01/15/32.......................     148,554     153,934
        6.00% due 02/15/32.......................      35,337      36,616
        6.00% due 03/15/32.......................       7,613       7,889
        6.00% due 08/15/32.......................     233,220     241,666
        6.00% due 11/15/32.......................      36,730      38,060
        6.00% due 12/15/32.......................       5,689       5,895
        6.00% due 01/15/33.......................      18,025      18,669
        6.00% due 02/15/33.......................      53,181      55,079
        6.00% due 03/15/33.......................      74,393      77,049
        6.00% due 04/15/33.......................     291,690     302,102
        6.00% due 07/15/33.......................     215,014     222,689
        6.00% due 08/15/33.......................   2,171,544   2,250,542
        6.00% due 09/15/33.......................     310,536     321,620
        6.00% due 10/15/33.......................   1,138,571   1,179,216
        6.00% due 11/15/33.......................     124,203     128,636
        6.00% due 12/15/33.......................     663,129     686,799
        6.00% due 02/15/34.......................     292,829     303,053
        6.00% due 05/15/34.......................      35,183      36,411
        6.00% due 06/15/34.......................      38,366      39,706
        6.00% due 07/15/34.......................   1,270,017   1,314,361
        6.00% due 08/15/34.......................     169,175     175,082
        6.00% due 09/15/34.......................   1,025,085   1,060,878
        6.00% due 10/15/34.......................   4,034,407   4,175,278
        6.00% due 12/15/34.......................     311,698     322,582
        6.00% due 06/15/35.......................     213,826     221,087
        6.00% due 08/15/35.......................     260,194     269,029
        6.00% due April TBA......................  10,000,000  10,318,750
        6.50% due 02/15/29.......................      13,251      13,857
        6.50% due 05/15/31.......................      10,817      11,305
        6.50% due 06/15/31.......................      47,570      49,716
        6.50% due 07/15/31.......................      35,980      37,604
        6.50% due 08/15/31.......................      67,939      71,003
        6.50% due 09/15/31.......................     186,188     194,587
        6.50% due 10/15/31.......................     244,693     255,731
        6.50% due 11/15/31.......................      12,191      12,741
        6.50% due 12/15/31.......................      18,866      19,717
        6.50% due 01/15/32.......................      30,010      31,322
        6.50% due 02/15/32.......................     471,340     491,949
        6.50% due 06/15/32.......................      50,267      52,465
        7.00% due 07/15/23.......................      28,762      30,811
        7.00% due 10/15/23.......................      41,384      44,333
        7.00% due 09/15/25.......................     210,221     225,245
        7.00% due 03/20/29.......................      15,760      16,834
        7.00% due 06/20/29.......................       2,484       2,653
        7.00% due 11/20/30.......................      62,226      66,434
        7.50% due 04/15/17.......................       9,791      10,508

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008  -- (continued)


                                                                 Market
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        7.50% due 08/15/23....................... $   174,161 $    187,769
        7.50% due 09/15/23.......................     509,577      549,395
        9.00% due 12/15/16.......................      35,939       39,234
        11.00% due 08/20/15......................         122          143
        11.00% due 09/20/15......................         371          437
        11.50% due 05/20/15......................       3,414        4,088
        12.50% due 09/15/14......................       4,788        5,702
        13.00% due 01/15/11......................         793          912
        13.00% due 02/15/11......................       1,920        2,108
        13.00% due 03/15/11......................         118          136
        13.00% due 04/15/11......................         325          374
        13.00% due 09/15/13......................       4,258        5,054
        13.00% due 10/20/14......................         972        1,150
        13.00% due 11/15/14......................         593          709
        13.00% due 02/20/15......................         571          671
        13.50% due 02/15/13......................       7,556        9,052
        15.00% due 01/15/12......................         325          393
        15.00% due 02/15/12......................         845        1,022
        15.00% due 06/15/12......................       8,951       10,825
        15.00% due 09/15/12......................         517          626
        15.50% due 09/15/11......................      27,171       32,106
                                                              ------------
                                                                85,668,177
                                                              ------------
      Small Business Administration -- 0.6%
        6.30% due 06/01/18.......................   1,376,682    1,428,932
                                                              ------------
      Total U.S. Government Agencies
         (cost $97,509,400)......................               98,588,134
                                                              ------------
      U.S. GOVERNMENT TREASURIES -- 55.8%
      United States Treasury Bonds -- 10.2%
        4.75% due 02/15/37.......................  17,000,000   18,284,299
        5.00% due 05/15/37.......................   4,000,000    4,474,688
                                                              ------------
                                                                22,758,987
                                                              ------------
      United States Treasury Notes -- 45.6%
        2.00% due 02/28/10.......................   4,000,000    4,027,812
        2.75% due 02/28/13.......................  20,000,000   20,275,000
        2.88% due 01/31/13.......................  14,000,000   14,270,158
        3.38% due 11/30/12.......................  10,000,000   10,417,970
        3.50% due 02/15/18.......................   8,000,000    8,046,248
        4.25% due 11/15/17.......................  20,000,000   21,339,060
        4.50% due 05/15/17.......................  16,000,000   17,387,504
        5.13% due 06/30/08.......................   6,000,000    6,055,314
                                                              ------------
                                                               101,819,066
                                                              ------------
      Total U.S. Government Treasuries
         (cost $118,361,791).....................              124,578,053
                                                              ------------
      Total Long-Term Investment Securities
         (cost $215,871,191).....................              223,166,187
                                                              ------------

                                                               Market
                                                 Principal     Value
                 Security Description             Amount      (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 3.6%
       U.S. Government Agencies -- 3.6%
         Federal Home Loan Bank
          Discount Notes
          1.50% due 04/01/08
          (cost $8,000,000).................... $8,000,000  $  8,000,000
                                                            ------------
       REPURCHASE AGREEMENT -- 0.7%
         UBS Securities, LLC Joint Repurchase
          Agreement(1)
          (cost $1,500,000)....................  1,500,000     1,500,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $225,371,191)(2)...............      104.1%  232,666,187
       Liabilities in excess of other assets...       (4.1)   (9,258,658)
                                                ----------  ------------
       NET ASSETS --                                 100.0% $223,407,529
                                                ==========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)


Industry Allocation*

                     Government National Mtg. Assoc.  81.6%
                     United States Treasury Notes...  16.0
                     U.S. Government Agencies.......   8.5
                     United States Treasury Bonds...   2.9
                     Repurchase Agreements..........   0.4
                     Small Business Administration..   0.1
                                                     -----
                                                     109.5%
                                                     =====

Credit Quality+#

                         Government -- Agency..  82.7%
                         Government -- Treasury  17.3
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 81.7%
        Government National Mtg. Assoc. -- 81.6%
          4.50% due 05/15/18.................... $ 1,643,985 $ 1,650,329
          4.50% due 08/15/18....................     815,652     818,800
          4.50% due 09/15/18....................   2,884,541   2,895,672
          4.50% due 10/15/18....................   4,379,684   4,396,584
          4.50% due 08/15/33....................   2,483,951   2,415,935
          4.50% due 09/15/33....................   3,112,887   3,027,649
          5.00% due 03/15/18....................     527,880     536,795
          5.00% due 04/15/18....................   5,929,045   6,029,185
          5.00% due 05/15/18....................   8,407,396   8,549,392
          5.00% due 01/15/33....................      17,435      17,468
          5.00% due 05/15/33....................      11,489      11,516
          5.00% due 08/15/33....................   2,554,800   2,559,605
          5.00% due 09/15/33....................   2,252,234   2,256,469
          5.00% due 10/15/33....................   5,377,672   5,387,785
          5.00% due 04/15/34....................      53,048      53,133
          5.00% due 05/15/34....................     144,082     144,312
          5.00% due 11/15/34....................     617,373     618,359
          5.00% due 12/15/34....................     615,986     616,970
          5.00% due 09/15/35....................      20,281      20,308
          5.00% due 10/15/35....................     122,033     122,199
          5.00% due 11/15/35....................     124,215     124,385
          5.00% due 12/15/35....................      68,419      68,513
          5.00% due 02/15/36....................     141,826     142,001
          5.00% due 04/15/36....................     476,046     476,633
          5.00% due 06/15/36....................   1,489,234   1,491,069
          5.00% due 07/15/36....................     488,186     488,787
          5.00% due 08/15/36....................      26,253      26,285
          5.00% due 09/15/36....................     870,849     871,117
          5.00% due 10/15/36....................      26,150      26,182
          5.00% due 11/15/36....................     483,879     484,475
          5.00% due 12/15/36....................   1,192,363   1,193,831
          5.00% due 01/15/37....................     821,363     822,418
          5.00% due 02/15/37....................     883,461     884,596
          5.00% due 04/15/37....................   9,733,343   9,745,852
          5.50% due 06/15/29....................       5,228       5,349
          5.50% due 01/15/32....................      42,676      43,638
          5.50% due 12/15/32....................     670,597     685,717
          5.50% due 01/15/33....................     449,916     459,933
          5.50% due 02/15/33....................   1,750,894   1,789,876
          5.50% due 03/15/33....................   1,031,755   1,054,726
          5.50% due 04/15/33....................   5,372,418   5,492,033
          5.50% due 05/15/33....................   6,306,203   6,447,150
          5.50% due 06/15/33....................   6,972,045   7,127,436
          5.50% due 07/15/33....................     361,699     369,752
          5.50% due 08/15/33....................   2,140,199   2,187,850
          5.50% due 09/15/33....................     359,657     367,665
          5.50% due 10/15/33....................   5,984,289   6,117,528
          5.50% due 12/15/33....................   6,712,889   6,862,351
          5.50% due 01/15/34....................   8,551,312   8,738,097
          5.50% due 02/15/34....................   1,227,669   1,254,486
          5.50% due 04/15/35....................   1,951,036   1,993,533
          5.50% due 07/15/35....................   2,289,830   2,339,706
          5.50% due 09/15/35....................  22,849,852  23,347,559
          5.50% due 10/15/35....................  14,519,968  14,836,237
          5.50% due 11/15/35....................  28,080,112  28,691,742
          5.50% due 12/15/35....................  17,923,365  18,313,766
          5.50% due 02/15/36....................   2,505,786   2,559,398

                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
         5.50% due 03/15/36....................... $9,496,452 $9,699,631
         5.50% due 04/15/36.......................    437,025    446,376
         5.50% due 05/15/36.......................  3,222,502  3,291,448
         6.00% due 11/15/23.......................      3,823      3,974
         6.00% due 01/15/24.......................      5,403      5,614
         6.00% due 07/15/28.......................      4,016      4,167
         6.00% due 11/15/28.......................    293,880    304,909
         6.00% due 12/15/28.......................    261,836    271,662
         6.00% due 01/15/29.......................    591,371    613,526
         6.00% due 02/15/29.......................    694,498    720,514
         6.00% due 03/15/29.......................    535,423    555,482
         6.00% due 04/15/29.......................  1,374,034  1,425,521
         6.00% due 05/15/29.......................     59,834     62,074
         6.00% due 06/15/29.......................    541,313    561,599
         6.00% due 07/15/29.......................    158,659    164,603
         6.00% due 08/15/29.......................     19,876     20,620
         6.00% due 10/15/29.......................    103,739    107,626
         6.00% due 04/15/31.......................     16,449     17,053
         6.00% due 07/15/31.......................     15,050     15,603
         6.00% due 10/15/31.......................     82,785     85,828
         6.00% due 11/15/31.......................  1,329,149  1,378,008
         6.00% due 12/15/31.......................    548,837    569,011
         6.00% due 01/15/32.......................    637,429    660,513
         6.00% due 02/15/32.......................     47,132     48,839
         6.00% due 03/15/32.......................    412,767    427,716
         6.00% due 07/15/32.......................     98,169    101,724
         6.00% due 08/15/32.......................  1,443,007  1,495,848
         6.00% due 09/15/32.......................    974,621  1,009,918
         6.00% due 10/15/32.......................    191,636    198,577
         6.00% due 11/15/32.......................      6,136      6,359
         6.00% due 12/15/32.......................    167,111    173,163
         6.00% due 01/15/33.......................  1,452,583  1,504,433
         6.00% due 02/15/33.......................  1,480,958  1,533,818
         6.00% due 03/15/33.......................  1,133,209  1,173,657
         6.00% due 04/15/33.......................  1,162,383  1,203,874
         6.00% due 05/15/33.......................  1,245,937  1,290,409
         6.00% due 06/15/33.......................    892,586    924,446
         6.00% due 08/15/33.......................  1,389,459  1,439,251
         6.00% due 10/15/33.......................    440,865    456,601
         6.00% due 11/15/33.......................  1,505,870  1,559,627
         6.00% due 12/15/33.......................  2,662,409  2,757,443
         6.00% due 01/15/34.......................  1,521,090  1,574,202
         6.00% due 02/15/34.......................  9,221,184  9,543,159
         6.00% due 03/15/34.......................    241,138    249,558
         6.00% due 04/15/34.......................  3,061,029  3,167,909
         6.00% due 05/15/34.......................    259,440    268,499
         6.00% due 06/15/34.......................    314,152    325,120
         6.00% due 07/15/34.......................  3,181,378  3,292,461
         6.00% due 08/15/34.......................  4,699,226  4,863,174
         6.00% due 09/15/34.......................    190,039    196,664
         6.00% due 10/15/34.......................    662,749    685,890
         6.00% due 11/15/34.......................  1,470,152  1,521,485
         6.00% due 12/15/34.......................     58,127     60,157
         6.00% due 01/15/35.......................     96,050     99,311
         6.00% due 02/15/35.......................    886,912    917,030
         6.00% due 04/15/35.......................     59,440     61,458
         6.00% due 05/15/35.......................     92,506     95,647
         6.00% due 06/15/35.......................    396,576    410,044

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        6.00% due 11/15/35....................... $    20,197 $    20,883
        6.00% due 12/15/35.......................   1,446,482   1,499,847
        6.00% due 01/15/36.......................     954,769     986,821
        6.00% due 02/15/36.......................   1,872,706   1,935,572
        6.00% due 03/15/36.......................   1,662,761   1,718,580
        6.00% due 04/15/36.......................   4,557,093   4,710,073
        6.00% due 05/15/36.......................   5,591,453   5,779,156
        6.00% due 06/15/36.......................   2,905,199   3,002,727
        6.00% due 07/15/36.......................   1,506,644   1,557,222
        6.00% due 08/15/36.......................      20,698      21,401
        6.00% due 09/15/36.......................     209,391     216,421
        6.00% due 10/15/36.......................   1,606,603   1,660,801
        6.00% due 11/15/36.......................   2,643,107   2,731,835
        6.00% due April TBA......................  40,000,000  41,275,000
        6.50% due 03/15/28.......................      22,494      23,540
        6.50% due 08/15/28.......................      38,695      40,476
        6.50% due 01/15/29.......................       4,063       4,249
        6.50% due 02/15/29.......................       1,443       1,509
        6.50% due 03/15/29.......................     108,585     113,552
        6.50% due 04/15/29.......................       1,510       1,579
        6.50% due 05/15/29.......................      11,076      11,585
        6.50% due 06/15/29.......................      37,119      38,816
        6.50% due 07/15/29.......................       4,018       4,202
        6.50% due 10/15/29.......................       3,405       3,560
        6.50% due 08/15/31.......................     232,993     243,503
        6.50% due 09/15/31.......................      10,766      11,252
        6.50% due 10/15/31.......................     244,693     255,731
        6.50% due 11/15/31.......................     141,355     147,732
        6.50% due 12/15/31.......................     160,336     167,569
        6.50% due 02/15/32.......................     168,780     176,159
        6.50% due 05/15/32.......................   1,245,098   1,299,537
        6.50% due 06/15/32.......................      95,160      99,321
        7.00% due 03/15/23.......................      86,763      92,945
        7.00% due 01/20/24.......................         568         608
        7.00% due 03/20/24.......................         595         636
        7.00% due 07/20/25.......................       2,874       3,076
        7.00% due 09/15/25.......................      91,295      97,819
        7.00% due 01/20/29.......................      33,875      36,183
        7.00% due 02/20/29.......................       6,633       7,085
        7.00% due 06/20/29.......................      12,318      13,157
        7.00% due 07/20/29.......................      45,906      49,034
        7.00% due 09/20/29.......................       4,614       4,929
        7.00% due 10/20/29.......................       9,574      10,227
        7.00% due 11/20/29.......................       3,007       3,211
        7.00% due 03/20/30.......................       4,424       4,724
        7.00% due 06/20/30.......................       6,924       7,392
        7.00% due 08/20/30.......................      25,214      26,919
        7.00% due 09/20/30.......................      23,691      25,293
        7.00% due 10/20/30.......................      27,162      28,999
        8.00% due 11/15/26.......................     153,872     168,776
        8.00% due 12/15/29.......................      15,831      17,367
        8.00% due 04/15/30.......................      33,887      37,191
        8.00% due 05/15/30.......................       4,836       5,308
        8.00% due 08/15/30.......................      35,120      38,544
        8.50% due 03/15/17.......................      15,204      16,693
        8.50% due 05/15/21.......................      47,938      52,858

                                                                 Market
                                                  Principal      Value
                Security Description               Amount       (Note 2)
     ----------------------------------------------------------------------
     Government National Mtg. Assoc. (continued)
       8.50% due 12/15/22....................... $    44,133  $     48,713
       8.50% due 01/15/23.......................     111,737       123,443
       8.50% due 09/15/24.......................      23,010        25,439
       9.00% due 07/15/16.......................      51,776        56,523
       9.00% due 10/15/16.......................       5,259         5,741
                                                              ------------
                                                               336,452,014
                                                              ------------
     Small Business Administration -- 0.1%
       6.30% due 06/01/18.......................     458,894       476,310
                                                              ------------
     Total U.S. Government Agencies
        (cost $331,249,836).....................               336,928,324
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 18.9%
     United States Treasury Bonds -- 2.9%
       4.75% due 02/15/37.......................   6,000,000     6,453,282
       5.00% due 05/15/37.......................   5,000,000     5,593,360
                                                              ------------
                                                                12,046,642
                                                              ------------
     United States Treasury Notes -- 16.0%
       2.88% due 01/31/13.......................  25,000,000    25,482,425
       3.50% due 02/15/18.......................  30,000,000    30,173,430
       5.13% due 06/30/08.......................  10,000,000    10,092,190
                                                              ------------
                                                                65,748,045
                                                              ------------
     Total U.S. Government Treasuries
        (cost $75,438,750)......................                77,794,687
                                                              ------------
     Total Long-Term Investment Securities
        (cost $406,688,586).....................               414,723,011
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 8.5%
     U.S. Government Agencies -- 8.5%
       Federal Home Loan Bank
        Discount Notes
        1.50% due 04/01/08
        (cost $35,000,000)......................  35,000,000    35,000,000
                                                              ------------
     REPURCHASE AGREEMENT -- 0.4%
     UBS Securities, LLC Joint Repurchase
      Agreement(1)
      (cost $1,818,000).........................   1,818,000     1,818,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $443,506,586)(2)..................       109.5%  451,541,011
     Liabilities in excess of other assets......        (9.5)  (39,350,405)
                                                 -----------  ------------
     NET ASSETS                                        100.0% $412,190,606
                                                 ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF PROFILE -- March 31, 2008

Industry Allocation*

                  Foreign Government Agencies........... 24.7%
                  Federal Home Loan Mtg. Corp...........  9.0
                  Federal National Mtg. Assoc...........  8.4
                  Repurchase Agreements.................  3.9
                  Diversified Financial Services........  3.5
                  Time Deposits.........................  3.4
                  United States Treasury Notes..........  2.8
                  Oil Companies-Exploration & Production  2.4
                  Electric-Integrated...................  2.3
                  Special Purpose Entities..............  2.0
                  Medical-Hospitals.....................  1.7
                  Telephone-Integrated..................  1.7
                  Pipelines.............................  1.5
                  Cellular Telecom......................  1.3
                  Chemicals-Specialty...................  1.3
                  Finance-Auto Loans....................  1.1
                  Finance-Investment Banker/Broker......  1.1
                  Medical-Drugs.........................  1.1
                  Cable TV..............................  1.0
                  Diversified Manufacturing Operations..  0.9
                  Electric-Generation...................  0.9
                  Telecom Services......................  0.9
                  Paper & Related Products..............  0.7
                  Transport-Air Freight.................  0.7
                  Television............................  0.7
                  Casino Hotels.........................  0.7
                  Steel-Producers.......................  0.7
                  Containers-Metal/Glass................  0.6
                  Metal-Diversified.....................  0.5
                  Multimedia............................  0.5
                  Independent Power Producers...........  0.5
                  Medical Products......................  0.5
                  Electronic Components-Semiconductors..  0.5
                  Banks-Commercial......................  0.5
                  Agricultural Chemicals................  0.5
                  United States Treasury Bonds..........  0.5
                  Investment Management/Advisor Services  0.5
                  Non-Hazardous Waste Disposal..........  0.4
                  Retail-Drug Store.....................  0.4
                  Theaters..............................  0.4
                  Real Estate Investment Trusts.........  0.4
                  Satellite Telecom.....................  0.4
                  Auto-Cars/Light Trucks................  0.4
                  Publishing-Periodicals................  0.4
                  Oil-Field Services....................  0.4
                  Airlines..............................  0.3
                  Office Automation & Equipment.........  0.3
                  Broadcast Services/Program............  0.3
                  Rental Auto/Equipment.................  0.3
                  Gambling (Non-Hotel)..................  0.3
                  Banks-Super Regional..................  0.3
                  Physicians Practice Management........  0.3
                  Funeral Services & Related Items......  0.3
                  Computer Services.....................  0.3
                  Building & Construction Products-Misc.  0.2
                  Transport-Rail........................  0.2
                  Containers-Paper/Plastic..............  0.2
                  Food-Meat Products....................  0.2
                  Metal-Aluminum........................  0.2
                  Insurance Brokers.....................  0.2
                  Data Processing/Management............  0.2

                  Retail-Restaurants...................   0.2%
                  Medical-HMO..........................   0.2
                  Travel Services......................   0.2
                  Agricultural Operations..............   0.2
                  Recycling............................   0.2
                  Aerospace/Defense-Equipment..........   0.2
                  Savings & Loans/Thrifts..............   0.2
                  Consumer Products-Misc...............   0.2
                  Hotels/Motels........................   0.2
                  Food-Misc............................   0.2
                  Direct Marketing.....................   0.2
                  Beverages-Wine/Spirits...............   0.2
                  Printing-Commercial..................   0.2
                  Insurance-Life/Health................   0.2
                  Electronic Components-Misc...........   0.2
                  Storage/Warehousing..................   0.2
                  Home Furnishings.....................   0.2
                  Auto/Truck Parts & Equipment-Original   0.1
                  Oil Companies-Integrated.............   0.1
                  Medical Information Systems..........   0.1
                  Retail-Petroleum Products............   0.1
                  Transactional Software...............   0.1
                  Government National Mtg. Assoc.......   0.1
                  Insurance-Multi-line.................   0.1
                  Commercial Services-Finance..........   0.1
                  Energy-Alternate Sources.............   0.1
                  Electronics-Military.................   0.1
                  Casino Services......................   0.1
                  Food-Retail..........................   0.1
                  Building Products-Wood...............   0.1
                  Banks-Money Center...................   0.1
                  Medical-Nursing Homes................   0.1
                  Metal Processors & Fabrication.......   0.1
                  Oil Refining & Marketing.............   0.1
                  Medical-Generic Drugs................   0.1
                  Electric-Transmission................   0.1
                  Home Decoration Products.............   0.1
                  Industrial Automated/Robotic.........   0.1
                  Finance-Consumer Loans...............   0.1
                  Aerospace/Defense....................   0.1
                  Rubber-Tires.........................   0.1
                  Federal Home Loan Bank...............   0.1
                  Finance-Mortgage Loan/Banker.........   0.1
                  Retail-Regional Department Stores....   0.1
                  Electronic Measurement Instruments...   0.1
                  Poultry..............................   0.1
                  Quarrying............................   0.1
                  Research & Development...............   0.1
                  Retail-Discount......................   0.1
                  Transport-Services...................   0.1
                  Applications Software................   0.1
                  Finance-Commercial...................   0.1
                  Decision Support Software............   0.1
                  Transport-Marine.....................   0.1
                  Chemicals-Diversified................   0.1
                  Computers-Memory Devices.............   0.1
                                                        -----
                                                        100.1%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF PROFILE -- March 31, 2008 -- (continued)

Country Allocation*

                             United States.  65.9%
                             Switzerland...   4.9
                             Brazil........   3.6
                             Australia.....   2.1
                             Norway........   2.1
                             Mexico........   2.0
                             Turkey........   1.9
                             Russia........   1.7
                             Canada........   1.5
                             Japan.........   1.6
                             Germany.......   1.5
                             Luxembourg....   0.9
                             Colombia......   1.0
                             Philippines...   0.9
                             Denmark.......   0.8
                             Sweden........   0.7
                             United Kingdom   0.9
                             Indonesia.....   0.7
                             Uruguay.......   0.7
                             Venezuela.....   0.6
                             Netherlands...   0.5
                             Ireland.......   0.4
                             Bermuda.......   0.4
                             Peru..........   0.4
                             Greece........   0.3
                             Argentina.....   0.3
                             Cayman Islands   0.4
                             Spain.........   0.3
                             South Africa..   0.2
                             France........   0.1
                             Poland........   0.2
                             Ukrainian SSR.   0.2
                             Belgium.......   0.1
                             Pakistan......   0.1
                             Ecuador.......   0.1
                             Liberia.......   0.1
                                            -----
                                            100.1%
                                            =====

--------
* Calculated as a percentage of net assets
Credit Quality +#

                         Government -- Treasury   3.5%
                         Government -- Agency..  18.7
                         AAA...................  12.7
                         AA....................   2.8
                         A.....................   6.8
                         BBB...................  10.8
                         BB....................  18.7
                         B.....................  17.4
                         CCC...................   6.9
                         BELOW C...............   0.1
                         Not Rated@............   1.6
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008


                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 2.7%
    Diversified Financial Services -- 2.7%
      Banc of America Funding Corp.
       Series 2007-C, Class 5A1
       5.40% due 05/20/36(1)(2)..................... $1,531,802 $ 1,504,764
      Banc of America Funding Corp.
       Series 2006-J, Class 2A1
       5.89% due 01/20/47(1)(2).....................  1,541,255   1,303,403
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(1)........................    825,000     795,220
      Chase Mtg. Finance Corp.
       Series 2007-A2, Class 1A1
       4.67% due 07/25/37(1)(2).....................  2,328,794   2,219,906
      Commercial Mtg. Pass Through Certs.
       Series CN2A, Class A2FL
       3.31% due 02/05/19*(1)(3)....................  1,575,000   1,460,686
      Commercial Mtg. Pass Through Certs.
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(1)........................     86,000      83,950
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB4A, Class A3,
       4.41% due 10/15/37(1)........................  1,500,000   1,459,032
      Countrywide Asset-Backed Certs.
       Series 2006-S6, Class A3
       5.66% due 03/25/34...........................  1,596,000     957,600
      Countrywide Asset-Backed Certs.,
       Series 2006-S4, Class A3
       5.80% due 10/25/36...........................  2,800,000   1,680,000
      CS First Boston Mtg. Securities Corp.
       Series 2002-CKN2, Class A3
       6.13% due 04/15/37(1)........................  2,250,000   2,327,486
      Deutsche ALT-A Securities, Inc.,
       Series 2006-AB2, Class A5A,
       6.09% due 06/25/36(1)........................    600,000     555,267
      Ocwen Advance Receivables Backed Notes
       Series 2006-1A
       5.34% due 11/24/15*(4).......................    830,000     730,400
      Swift Master Auto Receivables Trust
       Series 2007-2, Class A
       3.47% due 10/15/12(3)........................  2,957,126   2,848,168
      Wells Fargo Mtg. Backed Securities Trust
       Series 2006-AR17, Class A2
       5.84% due 10/25/36(1)........................  2,916,429   2,792,161
      Wells Fargo Mtg. Backed Securities Trust
       Series 2006-AR12, Class 2A1
       6.10% due 09/25/36(1)(2).....................    685,828     645,544
                                                                -----------
    Total Asset Backed Securities
       (cost $23,972,551)...........................             21,363,587
                                                                -----------
    CONVERTIBLE BONDS & NOTES -- 0.1%
    Electronic Components-Semiconductors -- 0.1%
      Advanced Micro Devices, Inc.
       Senior Notes
       6.00% due 05/01/15*..........................     50,000      31,438

                                                             Market
                                                Principal    Value
                   Security Description         Amount**    (Note 2)
           ----------------------------------------------------------
           Electronic Components-Semiconductors
            (continued)
             Spansion, Inc.
              Senior Sub. Notes
              2.25% due 06/15/16*.............. $1,270,000 $  569,912
                                                           ----------
                                                              601,350
                                                           ----------
           Medical-Biomedical/Gene -- 0.0%
             Nektar Therapeutics
              Sub. Notes
              3.25% due 09/28/12...............    125,000     96,562
                                                           ----------
           Telecom Services -- 0.0%
             ICO North America, Inc.
              Notes
              7.50% due 08/15/09(4)(5)(6)......    275,000    236,500
                                                           ----------
           Total Convertible Bonds & Notes
              (cost $1,504,612)................               934,412
                                                           ----------
           CORPORATE BONDS & NOTES -- 37.4%
           Aerospace/Defense -- 0.1%
             Lockheed Martin Corp.
              Senior Notes
              4.12% due 03/14/13...............    610,000    610,876
                                                           ----------
           Aerospace/Defense-Equipment -- 0.2%
             United Technologies Corp.
              Senior Notes
              4.88% due 05/01/15...............  1,564,000  1,591,625
                                                           ----------
           Agricultural Chemicals -- 0.5%
             Mosaic Global Holdings, Inc.
              Debentures
              7.38% due 08/01/18...............    320,000    326,400
             Terra Capital, Inc.
              Company Guar. Notes
              7.00% due 02/01/17...............  1,250,000  1,232,812
             The Mosaic Co.
              Senior Notes
              7.38% due 12/01/14*..............    345,000    369,150
             The Mosaic Co.
              Senior Notes
              7.63% due 12/01/16*..............  1,855,000  1,994,125
                                                           ----------
                                                            3,922,487
                                                           ----------
           Agricultural Operations -- 0.2%
             Archer-Daniels-Midland Co.
              Senior Notes
              5.45% due 03/15/18...............    440,000    442,317
             Archer-Daniels-Midland Co.
              Senior Notes
              6.45% due 01/15/38...............    438,000    444,905
             Cargill, Inc.
              Notes
              5.00% due 11/15/13*..............    720,000    717,519
                                                           ----------
                                                            1,604,741
                                                           ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Airlines -- 0.3%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11........................ $1,675,000 $1,578,687
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991, Class A
         6.55% due 02/02/19........................    636,957    612,676
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-2
         7.57% due 11/18/10........................    275,000    274,142
        Northwest Airlines, Inc.
         Pass Through Certs.
         Series 2002-1 Class G2
         6.26% due 11/20/21........................    274,767    271,676
        United AirLines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.20% due 09/01/08........................     54,435     54,299
                                                               ----------
                                                                2,791,480
                                                               ----------
      Applications Software -- 0.1%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13.......................    530,000    526,025
                                                               ----------
      Auto-Cars/Light Trucks -- 0.4%
        Ford Motor Co.
         Debentures
         6.38% due 02/01/29........................  1,965,000  1,179,000
        General Motors Corp.
         Debentures
         8.25% due 07/15/23........................  1,930,000  1,351,000
        General Motors Corp.
         Senior Bonds
         8.38% due 07/15/33........................    618,000    435,690
                                                               ----------
                                                                2,965,690
                                                               ----------
      Auto/Truck Parts & Equipment-Original -- 0.1%
        Lear Corp.
         Senior Notes
         8.75% due 12/01/16........................    800,000    683,000
        Visteon Corp.
         Senior Notes
         8.25% due 08/01/10........................    610,000    498,675
                                                               ----------
                                                                1,181,675
                                                               ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.0%
        Exide Corp.
         Notes
         10.00% due 03/15/25+(4)(5)................    225,000          0
                                                               ----------
      Banks-Commercial -- 0.3%
        Colonial Bank NA
         Sub. Notes
         6.38% due 12/01/15........................    451,000    388,609

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
           ---------------------------------------------------------
           Banks-Commercial (continued)
             PNC Bank NA
              Sub. Notes
              6.88% due 04/01/18............... $  600,000 $  610,178
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13...............    340,000    343,846
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14...............    470,000    495,186
             SunTrust Bank
              Sub. Notes
              7.25% due 03/15/18...............    280,000    286,350
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16...............    330,000    322,322
                                                           ----------
                                                            2,446,491
                                                           ----------
           Banks-Fiduciary -- 0.0%
             The Bank of New York Mellon Corp.
              Senior Notes
              4.95% due 11/01/12...............    292,000    299,177
                                                           ----------
           Banks-Super Regional -- 0.2%
             Banc One Corp.
              Sub. Debentures
              8.00% due 04/29/27...............    135,000    152,470
             Fifth Third Bancorp
              Sub. Notes
              8.25% due 03/01/38...............    510,000    519,677
             Fleet Capital Trust V
              3.76% due 12/18/28(3)............    590,000    448,109
             JPMorgan Chase Bank NA
              Sub. Notes
              6.13% due 11/01/08...............    198,000    201,432
             Wells Fargo Bank NA
              Sub. Notes
              6.45% due 02/01/11...............    550,000    585,000
                                                           ----------
                                                            1,906,688
                                                           ----------
           Beverages-Non-alcoholic -- 0.0%
             Cott Beverages USA, Inc.
              Company Guar. Notes
              8.00% due 12/15/11...............    350,000    283,500
                                                           ----------
           Broadcast Services/Program -- 0.3%
             Fisher Communications, Inc.
              Senior Notes
              8.63% due 09/15/14...............  1,290,000  1,302,900
             Nexstar Finance, Inc.
              Senior Sub. Notes
              7.00% due 01/15/14...............    650,000    559,812
             Nexstar Finance, Inc.
              Senior Notes
              11.38% due 04/01/13(8)...........    250,000    242,813
                                                           ----------
                                                            2,105,525
                                                           ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Building & Construction Products-Misc. -- 0.2%
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12......................... $  965,000 $  936,050
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................    770,000    735,350
        NTK Holdings, Inc.
         Senior Notes
         10.75% due 03/01/14(8).....................    650,000    315,250
                                                                ----------
                                                                 1,986,650
                                                                ----------
      Building Products-Wood -- 0.1%
        Masonite Corp.
         Company Guar. Notes
         11.00% due 04/06/15........................  1,088,000    750,720
                                                                ----------
      Building-Residential/Commercial -- 0.0%
        D.R. Horton, Inc.
         Company Guar. Notes
         5.00% due 01/15/09.........................    266,000    256,025
                                                                ----------
      Cable TV -- 1.0%
        CCH II LLC/CCH II Capital Corp.
         Senior Notes, Series B
         10.25% due 09/15/10........................    115,000    104,362
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13........................  4,117,000  3,530,327
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         11.00% due 10/01/15........................  2,402,000  1,651,375
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         8.75% due 11/15/13.........................    285,000    243,675
        Charter Communications, Inc.
         Senior Notes
         8.75% due 09/15/14*........................    775,000    763,375
        Comcast Cable Communications LLC
         Senior Notes
         7.13% due 06/15/13.........................    347,000    368,655
        Comcast Corp.
         Company Guar. Notes
         5.88% due 02/15/18.........................    727,000    708,125
        CSC Holdings, Inc.
         Senior Notes
         7.63% due 04/01/11.........................    625,000    617,969
                                                                ----------
                                                                 7,987,863
                                                                ----------
      Casino Hotels -- 0.7%
        Circus & Eldorado Joint Venture
         1st Mtg. Notes
         10.13% due 03/01/12........................    575,000    579,312
        Eldorado Casino Corp. (Shreveport)
         Sec. Bonds
         10.00% due 08/01/12(5)(9)..................    946,489    941,757
        Eldorado Resorts LLC
         Senior Notes
         9.00% due 04/15/14(4)(5)...................    425,000    425,000
        MGM Mirage, Inc.
         Senior Notes
         5.88% due 02/27/14.........................  2,125,000  1,816,875

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        --------------------------------------------------------------
        Casino Hotels (continued)
          Station Casinos, Inc.
           Senior Sub. Notes
           6.63% due 03/15/18.................... $  350,000 $  194,250
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*...................  1,450,000  1,384,750
                                                             ----------
                                                              5,341,944
                                                             ----------
        Casino Services -- 0.1%
          Indianapolis Downs LLC
           Sec. Notes
           11.00% due 11/01/12*..................    975,000    848,250
                                                             ----------
        Cellular Telecom -- 1.0%
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................  1,036,000    963,480
          Centennial Communications Corp.
           Senior Notes
           10.13% due 06/15/13...................  1,050,000  1,036,875
          Centennial Communications Corp.
           Senior Notes
           10.48% due 01/01/13(3)................  1,020,000    887,400
          Cingular Wireless Services, Inc.
           Senior Notes
           7.88% due 03/01/11....................  1,406,000  1,529,319
          MetroPCS Wireless, Inc.
           Senior Notes
           9.25% due 11/01/14....................  1,775,000  1,633,000
          Nextel Communications, Inc.
           Company Guar. Notes
           5.95% due 03/15/14....................    600,000    444,000
          Rural Cellular Corp.
           Senior Sub. Notes
           6.08% due 06/01/13(3).................    850,000    850,000
          Rural Cellular Corp.
           Senior Notes
           8.99% due 11/01/12(3).................    275,000    275,000
                                                             ----------
                                                              7,619,074
                                                             ----------
        Chemicals-Diversified -- 0.1%
          E.I. Du Pont de Nemours & Co.
           Senior Notes
           5.00% due 01/15/13....................    405,000    421,707
                                                             ----------
        Chemicals-Specialty -- 1.3%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15....................  1,380,000  1,428,300
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14....................  2,180,000  2,310,800
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    950,000    935,750
          Lubrizol Corp.
           Senior Notes
           4.63% due 10/01/09....................  1,300,000  1,304,732

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                              Market
                                                 Principal    Value
                 Security Description            Amount**    (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Chemicals-Specialty (continued)
          Momentive Performance Materials, Inc.
           Senior Sub. Notes
           11.50% due 12/01/16.................. $3,145,000 $ 2,394,131
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12...................  2,485,000   2,124,675
                                                            -----------
                                                             10,498,388
                                                            -----------
        Commercial Services -- 0.0%
          DI Finance/DynCorp International
           Senior Sub. Notes
           9.50% due 02/15/13...................    277,000     283,233
                                                            -----------
        Commercial Services-Finance -- 0.1%
          Credit Suisse/New York NY
           Sub. Notes
           5.75% due 02/15/18...................    292,000     291,303
          The Western Union Co.
           Senior Notes
           5.40% due 11/17/11...................    672,000     688,362
                                                            -----------
                                                                979,665
                                                            -----------
        Computer Services -- 0.3%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*.................  1,470,000   1,374,450
          Computer Sciences Corp.
           Senior Notes
           3.50% due 04/15/08...................    150,000     149,965
          Sungard Data Systems, Inc.
           Company Guar. Notes
           9.13% due 08/15/13...................    485,000     489,850
                                                            -----------
                                                              2,014,265
                                                            -----------
        Computers -- 0.0%
          Hewlett-Packard Co.
           Senior Notes
           4.50% due 03/01/13...................    320,000     324,636
                                                            -----------
        Computers-Integrated Systems -- 0.0%
          Activant Solutions, Inc.
           Company Guar. Notes
           9.50% due 05/01/16...................    225,000     189,000
                                                            -----------
        Consumer Products-Misc. -- 0.2%
          American Achievement Corp.
           Senior Sub. Notes
           8.25% due 04/01/12...................    806,000     719,355
          Prestige Brands, Inc.
           Senior Sub. Notes
           9.25% due 04/15/12...................    325,000     313,625
          Visant Holding Corp.
           Senior Notes
           8.75% due 12/01/13...................    125,000     116,875
          Visant Holding Corp.
           Senior Notes
           10.25% due 12/01/13(8)...............    458,000     428,230
                                                            -----------
                                                              1,578,085
                                                            -----------
        Containers-Metal/Glass -- 0.4%
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23...................  1,410,000   1,311,300

                                                                   Market
                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     ---------------------------------------------------------------------
     Containers-Metal/Glass (continued)
       Owens-Brockway Glass Container, Inc.
        Company Guar. Notes
        8.25% due 05/15/13........................... $1,633,000 $1,690,155
                                                                 ----------
                                                                  3,001,455
                                                                 ----------
     Containers-Paper/Plastic -- 0.2%
       Jefferson Smurfit Corp.
        Company Guar. Notes
        8.25% due 10/01/12...........................    520,000    468,650
       Smurfit-Stone Container Enterprises, Inc.
        Senior Notes
        8.00% due 03/15/17...........................  1,630,000  1,369,200
                                                                 ----------
                                                                  1,837,850
                                                                 ----------
     Cosmetics & Toiletries -- 0.0%
       Avon Products, Inc.
        Senior Notes
        5.75% due 03/01/18...........................    230,000    234,161
                                                                 ----------
     Data Processing/Management -- 0.2%
       Fiserv, Inc.
        Company Guar. Notes
        6.80% due 11/20/17...........................    490,000    506,368
       Seitel, Inc.
        Senior Notes
        9.75% due 02/15/14...........................  1,370,000  1,154,225
                                                                 ----------
                                                                  1,660,593
                                                                 ----------
     Decision Support Software -- 0.1%
       Vangent, Inc.
        Senior Sub. Notes
        9.63% due 02/15/15...........................    625,000    501,563
                                                                 ----------
     Direct Marketing -- 0.2%
       Affinity Group, Inc.
        Senior Sub. Notes
        9.00% due 02/15/12...........................  1,114,000  1,029,057
       Visant Corp.
        Company Guar. Notes
        7.63% due 10/01/12...........................    500,000    486,250
                                                                 ----------
                                                                  1,515,307
                                                                 ----------
     Diversified Financial Services -- 0.3%
       American Express Travel Related Services Co.,
        Inc. Senior Notes
        5.25% due 11/21/11*..........................    305,000    305,720
       General Electric Capital Corp.
        Senior Notes
        5.65% due 06/09/14...........................    850,000    880,774
       General Electric Capital Corp.
        Senior Notes
        5.88% due 01/14/38...........................    675,000    650,604
       General Electric Capital Corp.
        Notes
        6.75% due 03/15/32...........................    279,000    298,003
                                                                 ----------
                                                                  2,135,101
                                                                 ----------
     Diversified Manufacturing Operations -- 0.7%
       Cooper US, Inc.
        Senior Notes
        5.45% due 04/01/15...........................    640,000    645,894
       Danaher Corp.
        Senior Notes
        5.63% due 01/15/18...........................    459,000    476,948

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                   Market
                                                      Principal    Value
                   Security Description               Amount**    (Note 2)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Diversified Manufacturing Operations (continued)
       Dover Corp.
        Senior Notes
        5.45% due 03/15/18........................... $  203,000 $  205,011
       Dover Corp.
        Senior Notes
        6.60% due 03/15/38...........................    448,000    462,290
       General Electric Co.
        Senior Notes
        5.25% due 12/06/17...........................    750,000    748,965
       Harland Clarke Holdings Corp.
        Notes
        7.82% due 05/15/15(3)........................    425,000    263,500
       Harland Clarke Holdings Corp.
        Notes
        9.50% due 05/15/15...........................  1,150,000    839,500
       Honeywell International, Inc.
        Senior Notes
        4.25% due 03/01/13...........................    313,000    316,169
       Indalex Holding Corp.
        Sec. Notes
        11.50% due 02/01/14..........................    600,000    489,000
       Sally Holdings LLC
        Company Guar. Notes
        10.50% due 11/15/16..........................    825,000    763,125
                                                                 ----------
                                                                  5,210,402
                                                                 ----------
     Diversified Operations -- 0.0%
       Capmark Financial Group, Inc.
        Company Guar. Notes
        5.88% due 05/10/12*..........................    255,000    161,562
                                                                 ----------
     Electric-Generation -- 0.9%
       Bruce Mansfield Unit
        Pass Through Certs.
        6.85% due 06/01/34...........................    649,000    681,365
       Edison Mission Energy
        Senior Notes
        7.20% due 05/15/19...........................    475,000    469,063
       Edison Mission Energy
        Senior Notes
        7.63% due 05/15/27...........................    950,000    893,000
       Edison Mission Energy
        Senior Notes
        7.75% due 06/15/16...........................    775,000    798,250
       Reliant Energy Mid-Atlantic Power
        Holdings LLC
        Pass Through Certs. Series B
        9.24% due 07/02/17...........................    143,337    149,787
       The AES Corp.
        Senior Notes
        7.75% due 10/15/15...........................  1,275,000  1,284,563
       The AES Corp.
        Senior Notes
        8.00% due 10/15/17...........................  1,725,000  1,746,562
       The AES Corp.
        Sec. Notes
        8.75% due 05/15/13*..........................    583,000    606,320

                                                           Market
                                              Principal    Value
                  Security Description        Amount**    (Note 2)
            ------------------------------------------------------
            Electric-Generation (continued)
              The AES Corp.
               Senior Notes
               8.88% due 02/15/11............ $  675,000 $  707,063
                                                         ----------
                                                          7,335,973
                                                         ----------
            Electric-Integrated -- 2.2%
              Centerpoint Energy, Inc.
               Senior Notes
               5.88% due 06/01/08............    150,000    150,228
              Commonwealth Edison Co.
               1st Mtg. Bonds
               5.95% due 08/15/16............  1,290,000  1,310,262
              Consumers Energy Co.
               1st Mtg. Bonds
               Series C
               4.25% due 04/15/08............    180,000    179,999
              Dominion Resources, Inc.
               Senior Notes
               5.69% due 05/15/08(8).........    836,000    837,681
              Dominion Resources, Inc.
               Jr. Sub. Notes
               6.30% due 09/30/11(10)........    374,000    342,034
              DTE Energy Co.
               Senior Notes
               7.05% due 06/01/11............    512,000    547,570
              Duke Energy Corp.
               Senior Notes
               4.20% due 10/01/08............    305,000    306,072
              Duke Energy Indiana, Inc.
               Debentures
               5.00% due 09/15/13............    500,000    503,113
              Energy Future Holdings Corp.
               Company Guar. Notes
               10.88% due 11/01/17*..........  1,100,000  1,111,000
              Entergy Louisiana LLC
               1st Mtg. Bonds
               5.83% due 11/01/10............    195,000    194,543
              FirstEnergy Corp.
               Senior Notes
               6.45% due 11/15/11............    455,080    476,359
              Florida Power & Light Co.
               1st Mtg. Notes
               5.55% due 11/01/17............    660,000    690,912
              Illinois Power Co.
               Senior Sec. Notes
               6.13% due 11/15/17*...........    280,000    276,879
              Mackinaw Power LLC
               Sec. Notes
               6.30% due 10/31/23*...........    642,147    671,869
              Mirant Americas Generation LLC
               Senior Notes
               8.30% due 05/01/11............  1,250,000  1,275,000
              Mirant Americas Generation LLC
               Senior Notes
               8.50% due 10/01/21............  1,005,000    912,038
              Nisource Finance Corp.
               Company Guar. Notes
               5.25% due 09/15/17............    430,000    391,491

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Electric-Integrated (continued)
       Pacific Gas & Electric Co.
        Senior Notes
        4.80% due 03/01/14......................... $  275,000 $   277,383
       Pepco Holdings, Inc.
        Senior Notes
        6.45% due 08/15/12.........................    940,000   1,001,599
       Potomac Electric Power Co.
        Senior Notes
        6.50% due 11/15/37.........................    590,000     576,093
       PSEG Power LLC
        Company Guar. Notes
        5.00% due 04/01/14.........................    653,000     635,542
       PSEG Power LLC
        Company Guar. Notes
        7.75% due 04/15/11.........................     50,000      53,871
       Puget Sound Energy, Inc.
        Senior Notes
        5.20% due 10/01/15.........................    633,000     620,207
       Sierra Pacific Power Co.
        Senior Sec Bonds
        6.75% due 07/01/37.........................  1,071,000   1,027,068
       Southern California Edison Co.
        1st Mtg. Bonds
        5.75% due 04/01/35.........................     80,000      78,041
       Southern Energy, Inc.
        Notes
        7.90% due 07/15/09+(4)(5)(6)...............  1,550,000           0
       Southern Power Co.
        Senior Notes
        4.88% due 07/15/15.........................    289,000     277,252
       Texas Competitive Electric Holdings Co. LLC
        Company Guar. Notes
        10.25% due 11/01/15*.......................  1,575,000   1,569,094
       Texas Competitive Electric Holdings Co. LLC
        Company Guar. Notes
        10.25% due 11/01/15*.......................    375,000     373,594
       Texas Competitive Electric Holdings Co. LLC
        Senior Notes
        10.50% due 11/01/16*.......................    650,000     637,000
                                                               -----------
                                                                17,303,794
                                                               -----------
     Electronic Components-Semiconductors -- 0.4%
       Advanced Micro Devices, Inc.
        Senior Notes
        7.75% due 11/01/12.........................    515,000     417,150
       Amkor Technology, Inc.
        Senior Notes
        7.75% due 05/15/13.........................    750,000     684,375
       Amkor Technology, Inc.
        Senior Notes
        9.25% due 06/01/16.........................    640,000     616,000
       Freescale Semiconductor, Inc.
        Senior Notes
        9.13% due 12/15/14.........................    975,000     711,750
       Freescale Semiconductor, Inc.
        Senior Sub. Notes
        10.13% due 12/15/16........................    530,000     357,750

                                                                  Market
                                                      Principal   Value
                   Security Description               Amount**   (Note 2)
     ---------------------------------------------------------------------
     Electronic Components-Semiconductors (continued)
       National Semiconductor Corp.
        Senior Notes
        6.60% due 06/15/17........................... $  590,000   584,725
       Spansion, Inc.
        Senior Notes
        11.25% due 01/15/16*.........................    180,000   109,800
                                                                 ---------
                                                                 3,481,550
                                                                 ---------
     Electronic Measurement Instruments -- 0.1%
       Agilent Technologies, Inc.
        Senior Notes
        6.50% due 11/01/17...........................    576,000   577,994
                                                                 ---------
     Electronics-Military -- 0.1%
       L-3 Communications Corp.
        Company Guar. Notes
        6.13% due 07/15/13...........................    825,000   806,437
       L-3 Communications Corp.
        Company Guar. Notes
        6.38% due 10/15/15...........................    175,000   171,063
                                                                 ---------
                                                                   977,500
                                                                 ---------
     Energy-Alternate Sources -- 0.1%
       VeraSun Energy Corp.
        Senior Notes
        9.38% due 06/01/17*..........................    300,000   205,500
       VeraSun Energy Corp.
        Sec. Notes
        9.88% due 12/15/12...........................    835,000   772,375
                                                                 ---------
                                                                   977,875
                                                                 ---------
     Finance-Auto Loans -- 1.1%
       Ford Motor Credit Co. LLC
        Senior Notes
        5.80% due 01/12/09...........................     58,000    55,256
       Ford Motor Credit Co. LLC
        Senior Notes
        7.38% due 10/28/09...........................  5,115,000 4,660,445
       Ford Motor Credit Co. LLC
        Notes
        7.88% due 06/15/10...........................  1,000,000   871,937
       GMAC LLC
        Senior Notes
        6.00% due 12/15/11...........................    500,000   373,746
       GMAC LLC
        Senior Notes
        6.88% due 09/15/11...........................  4,118,000 3,151,769
       GMAC LLC
        Senior Notes
        6.88% due 08/28/12...........................     30,000    22,798
                                                                 ---------
                                                                 9,135,951
                                                                 ---------
     Finance-Commercial -- 0.1%
       Caterpillar Financial Services Corp.
        Notes
        4.70% due 03/15/12...........................    463,000   473,106
       Transamerica Finance Corp.
        Senior Notes
        6.40% due 09/15/08...........................     36,000    36,550
                                                                 ---------
                                                                   509,656
                                                                 ---------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                  Principal    Value
                   Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Finance-Consumer Loans -- 0.1%
           John Deere Capital Corp.
            Senior Notes
            4.50% due 04/03/13................... $  334,000 $  333,452
           John Deere Capital Corp.
            Senior Notes
            5.35% due 04/03/18...................    291,000    290,110
                                                             ----------
                                                                623,562
                                                             ----------
         Finance-Investment Banker/Broker -- 1.0%
           Citigroup, Inc.
            Senior Notes
            5.00% due 09/15/14...................    320,000    301,576
           Citigroup, Inc.
            Senior Notes
            5.85% due 07/02/13...................    580,000    588,484
           Citigroup, Inc.
            Global Sub. Notes
            6.00% due 10/31/33...................    280,000    239,229
           JP Morgan Chase & Co.
            Sub. Notes
            5.75% due 01/02/13...................    451,000    471,145
           JP Morgan Chase & Co.
            Senior Notes
            6.00% due 01/15/18...................    539,000    562,081
           JP Morgan Chase & Co.
            Senior Notes
            5.38% due 01/15/14...................    520,000    532,802
           Lehman Brothers Holdings, Inc.
            Sub. Notes
            6.50% due 07/19/17...................  1,986,000  1,885,997
           Lehman Brothers Holdings, Inc.
            Senior Notes
            8.80% due 03/01/15...................    470,000    505,970
           Merrill Lynch & Co., Inc.
            Notes
            5.45% due 02/05/13...................    668,000    657,218
           Morgan Stanley
            Senior Bonds
            6.60% due 04/01/12...................    320,000    331,769
           Morgan Stanley
            Senior Notes
            6.63% due 04/01/18...................    504,000    504,177
           Schwab Capital Trust I
            7.50% due 11/15/17(10)...............    138,000    128,268
           The Bear Stearns Cos., Inc.
            Notes
            4.50% due 10/28/10...................     40,000     37,697
           The Goldman Sachs Group, Inc.
            Senior Notes
            6.15% due 04/01/18...................    780,000    778,843
           The Goldman Sachs Group, Inc.
            Senior Notes
            6.75% due 10/01/37...................    802,000    746,127
                                                             ----------
                                                              8,271,383
                                                             ----------

                                                               Market
                                                  Principal    Value
                   Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         Finance-Mortgage Loan/Banker -- 0.1%
           Countrywide Financial Corp.
            Company Guar. Notes
            5.80% due 06/07/12................... $    9,000 $    8,154
           Countrywide Financial Corp.
            Sub. Notes
            6.25% due 05/15/16...................    113,000     91,686
           Countrywide Home Loans, Inc.
            Notes
            4.13% due 09/15/09...................     90,000     81,087
           Residential Capital LLC
            Company Guar. Notes
            6.50% due 04/17/13...................    532,000    258,020
           Residential Capital LLC
            Company Guar. Notes
            6.38% due 06/30/10...................    285,000    143,212
                                                             ----------
                                                                582,159
                                                             ----------
         Food-Meat Products -- 0.0%
           Smithfield Foods, Inc.
            Senior Notes
            7.00% due 08/01/11...................     75,000     73,875
           Smithfield Foods, Inc.
            Senior Notes
            7.75% due 07/01/17...................    275,000    268,125
                                                             ----------
                                                                342,000
                                                             ----------
         Food-Misc. -- 0.2%
           Kellogg Co.
            Senior Notes
            4.25% due 03/06/13...................    305,000    304,053
           Kraft Foods, Inc.
            Senior Notes
            6.13% due 02/01/18...................    850,000    849,462
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11+(7)(11)..........    600,000    378,000
                                                             ----------
                                                              1,531,515
                                                             ----------
         Funeral Services & Related Items -- 0.3%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16...................  1,225,000  1,185,188
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17...................    635,000    612,775
           Service Corp. International
            Senior Notes
            7.38% due 10/01/14...................    225,000    225,281
                                                             ----------
                                                              2,023,244
                                                             ----------
         Gambling (Non-Hotel) -- 0.3%
           Downstream Development Authority
            of the Quapaw Tribe of Oklahoma
            Senior Notes
            12.00% due 10/15/15*.................  1,000,000    790,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Gambling (Non-Hotel) (continued)
         Greektown Holdings LLC
          Senior Notes
          10.75% due 12/01/13*..................... $  960,000 $  873,600
         Waterford Gaming LLC
          Senior Notes
          8.63% due 09/15/14*......................    622,000    594,010
                                                               ----------
                                                                2,257,610
                                                               ----------
       Home Decoration Products -- 0.1%
         Newell Rubbermaid, Inc.
          Senior Notes
          5.50% due 04/15/13.......................    640,000    643,507
                                                               ----------
       Home Furnishings -- 0.2%
         Simmons Co.
          Company Guar. Notes
          7.88% due 01/15/14.......................    275,000    225,500
         Simmons Co.
          Senior Notes
          10.00% due 12/15/14(8)...................  1,529,000    986,205
                                                               ----------
                                                                1,211,705
                                                               ----------
       Hotels/Motels -- 0.2%
         Gaylord Entertainment Co.
          Company Guar. Notes
          6.75% due 11/15/14.......................    695,000    604,650
         Gaylord Entertainment Co.
          Company Guar. Notes
          8.00% due 11/15/13.......................    700,000    649,250
         Starwood Hotels & Resorts Worldwide, Inc.
          Senior Notes
          6.25% due 02/15/13.......................    310,000    309,612
                                                               ----------
                                                                1,563,512
                                                               ----------
       Human Resources -- 0.0%
         Team Health, Inc.
          Company Guar. Notes
          11.25% due 12/01/13......................    400,000    384,000
                                                               ----------
       Independent Power Producers -- 0.4%
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  2,400,000  2,352,000
         Orion Power Holdings, Inc.
          Senior Notes
          12.00% due 05/01/10......................    250,000    273,125
         Reliant Energy, Inc.
          Senior Notes
          7.88% due 12/31/17.......................    950,000    945,250
                                                               ----------
                                                                3,570,375
                                                               ----------
       Industrial Automated/Robotic -- 0.1%
         Rockwell Automation, Inc.
          Debentures
          5.65% due 12/01/17.......................    113,000    118,919
         Rockwell Automation, Inc.
          Debentures
          6.25% due 12/01/37.......................    493,000    505,778
                                                               ----------
                                                                  624,697
                                                               ----------

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        Insurance Brokers -- 0.2%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10.................... $  200,000 $  199,540
          Marsh & McLennan Cos., Inc.
           Senior Notes
           7.13% due 06/15/09....................    170,000    173,055
          USI Holdings Corp.
           Senior Notes
           6.94% due 11/15/14*(3)................    525,000    379,313
          USI Holdings Corp.
           Senior Sub. Notes
           9.75% due 05/15/15*...................  1,275,000    921,187
                                                             ----------
                                                              1,673,095
                                                             ----------
        Insurance-Life/Health -- 0.2%
          Americo Life, Inc.
           Notes
           7.88% due 05/01/13*...................     38,000     39,642
          Cigna Corp.
           Senior Notes
           6.35% due 03/15/18....................    610,000    619,074
          Lincoln National Corp.
           Senior Notes
           5.65% due 08/27/12....................    391,000    398,667
          Monumental Global Funding II
           Notes
           5.65% due 07/14/11*...................    174,000    182,289
                                                             ----------
                                                              1,239,672
                                                             ----------
        Insurance-Property/Casualty -- 0.0%
          The Travelers Cos., Inc.
           Senior Notes
           6.25% due 06/15/37....................    114,000    105,667
                                                             ----------
        Investment Management/Advisor Services --
         0.5%
          Ameriprise Financial, Inc.
           Senior Notes
           5.35% due 11/15/10....................     81,000     83,008
          LVB Acquisition Merger Sub, Inc.
           Senior Notes
           10.00% due 10/15/17*..................    625,000    654,688
          LVB Acquisition Merger Sub, Inc.
           Senior Notes
           10.38% due 10/15/17*..................  1,800,000  1,867,500
          LVB Acquisition Merger Sub, Inc.
           Senior Sub. Notes
           11.63% due 10/15/17*..................  1,035,000  1,035,000
                                                             ----------
                                                              3,640,196
                                                             ----------
        Medical Information Systems -- 0.1%
          Spheris, Inc.
           Senior Sub. Notes
           11.00% due 12/15/12...................  1,325,000  1,106,375
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Medical Products -- 0.5%
            Baxter International, Inc.
             Senior Notes
             5.90% due 09/01/16................ $1,001,000 $1,056,567
            ReAble Therapeutics Finance LLC/
             ReAble Therapeutics Finance Corp.
             Senior Notes
             10.88% due 11/15/14*..............     70,000     65,800
            ReAble Therapeutics Finance LLC/
             ReAble Therapeutics Finance Corp.
             Company Guar. Notes
             11.75% due 11/15/14...............  1,040,000    910,000
            Universal Hospital Services, Inc.
             Senior Sec. Notes
             8.29% due 06/01/15(3).............    575,000    511,750
            Universal Hospital Services, Inc.
             Sec. Bonds
             8.50% due 06/01/15................  1,575,000  1,575,000
                                                           ----------
                                                            4,119,117
                                                           ----------
          Medical-Drugs -- 0.2%
            Abbott Laboratories
             Notes
             6.15% due 11/30/37................    215,000    222,151
            American Home Products Corp.
             Notes
             6.95% due 03/15/11................    361,000    390,214
            Schering-Plough Corp.
             Senior Notes
             6.55% due 09/15/37................    239,000    230,167
            Wyeth
             Bonds
             5.50% due 02/01/14................  1,074,000  1,112,456
                                                           ----------
                                                            1,954,988
                                                           ----------
          Medical-HMO -- 0.2%
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*..............  1,425,000  1,303,875
            UnitedHealth Group, Inc.
             Senior Notes
             6.88% due 02/15/38................    336,000    321,033
                                                           ----------
                                                            1,624,908
                                                           ----------
          Medical-Hospitals -- 1.7%
            Community Health Systems, Inc.
             Senior Notes
             8.88% due 07/15/15................  3,810,000  3,824,287
            HCA, Inc.
             Senior Notes
             6.25% due 02/15/13................    945,000    822,150
            HCA, Inc.
             Senior Notes
             8.75% due 09/01/10................    225,000    225,000
            HCA, Inc.
             Senior Notes
             9.13% due 11/15/14................    965,000    993,950

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      Medical-Hospitals (continued)
        HCA, Inc.
         Senior Notes
         9.25% due 11/15/16........................ $4,865,000 $ 5,047,437
        HCA, Inc.
         Senior Notes
         9.63% due 11/15/16........................  1,205,000   1,250,188
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guar. Notes
         8.75% due 06/15/14........................  1,185,000   1,179,075
                                                               -----------
                                                                13,342,087
                                                               -----------
      Medical-Nursing Homes -- 0.1%
        Sun Healthcare Group, Inc.
         Senior Notes
         9.13% due 04/15/15........................    750,000     723,750
                                                               -----------
      Metal Processors & Fabrication -- 0.1%
        Commercial Metals Co.
         Senior Notes
         6.50% due 07/15/17........................    515,000     531,956
        Timken Co.
         Notes
         5.75% due 02/15/10........................    162,000     167,727
                                                               -----------
                                                                   699,683
                                                               -----------
      Metal-Aluminum -- 0.2%
        Alcoa, Inc.
         Notes
         6.00% due 01/15/12........................    612,000     635,397
        Alcoa, Inc.
         Bonds
         6.50% due 06/15/18........................    634,000     661,292
                                                               -----------
                                                                 1,296,689
                                                               -----------
      Metal-Diversified -- 0.5%
        Freeport-McMoRan Copper & Gold, Inc.
         Senior Notes
         8.25% due 04/01/15........................    550,000     580,250
        Freeport-McMoRan Copper & Gold, Inc.
         Senior Notes
         8.38% due 04/01/17........................  1,725,000   1,830,656
        Noranda Aluminium Acquisition Corp.
         Senior Notes
         8.74% due 05/15/15*(3)....................  1,950,000   1,530,750
        Noranda Aluminium Holding Corp.
         Senior Notes
         10.49% due 11/15/14*(3)...................    500,000     370,000
                                                               -----------
                                                                 4,311,656
                                                               -----------
      Multimedia -- 0.5%
        Belo Corp.
         Senior Notes
         6.75% due 05/30/13........................    145,000     139,300
        COX Enterprises, Inc.
         Notes
         7.88% due 09/15/10*.......................    578,000     620,950

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Multimedia (continued)
            Haights Cross Operating Co.
             Company Guar. Senior Notes
             11.75% due 08/15/11................ $  125,000 $  122,500
            News America, Inc.
             Company Guar. Bonds
             7.30% due 04/30/28.................  1,074,000  1,138,179
            Time Warner Cos, Inc.
             Company Guar. Notes
             7.25% due 10/15/17.................    432,000    447,297
            Time Warner Entertainment Co. LP
             Senior Notes
             8.38% due 07/15/33.................    411,000    462,450
            Viacom, Inc.
             Senior Notes
             6.88% due 04/30/36.................  1,074,000  1,034,215
                                                            ----------
                                                             3,964,891
                                                            ----------
          Networking Products -- 0.0%
            Cisco Systems, Inc.
             Senior Notes
             5.50% due 02/22/16.................    347,000    359,009
                                                            ----------
          Non-Ferrous Metals -- 0.0%
            Renco Metals, Inc.
             Bonds
             11.50% due 07/01/03+(4)(5)(12)(13).    500,000          0
                                                            ----------
          Non-Hazardous Waste Disposal -- 0.4%
            Allied Waste North America, Inc.
             Company Guar. Notes
             6.88% due 06/01/17.................  1,825,000  1,788,500
            Allied Waste North America, Inc.
             Senior Notes
             7.88% due 04/15/13.................    490,000    504,087
            Waste Management, Inc.
             Company Guar. Notes
             6.88% due 05/15/09.................    985,000  1,010,490
            Waste Services, Inc.
             Senior Sub. Notes
             9.50% due 04/15/14.................     85,000     81,388
                                                            ----------
                                                             3,384,465
                                                            ----------
          Office Automation & Equipment -- 0.3%
            IKON Office Solutions, Inc.
             Senior Notes
             7.75% due 09/15/15.................  1,610,000  1,529,500
            IKON Office Solutions, Inc.
             Senior Notes
             9.93% due 01/01/12*(3).............     25,000     24,031
            Pitney Bowes, Inc.
             Notes
             5.25% due 01/15/37.................    680,000    673,006
            Pitney Bowes, Inc.
             Notes
             5.75% due 09/15/17.................    553,000    562,656
                                                            ----------
                                                             2,789,193
                                                            ----------

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
     ---------------------------------------------------------------------
     Oil Companies-Exploration & Production -- 1.7%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*....................... $  650,000 $   658,125
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12.........................    175,000     175,438
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14.........................    950,000     817,000
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15.........................    895,000     778,650
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.88% due 02/01/17.........................    150,000     130,125
       Chesapeake Energy Corp.
        Senior Notes
        6.25% due 01/15/18.........................    300,000     286,500
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16.........................  1,650,000   1,617,000
       Costilla Energy, Inc.
        Senior Notes
        10.25% due 10/01/06+(4)(5).................    500,000           0
       Dune Energy, Inc.
        Senior Sec. Notes
        10.50% due 06/01/12........................  1,120,000     974,400
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15.........................    950,000     855,000
       Encore Acquisition Co.
        Senior Sub. Notes
        6.25% due 04/15/14.........................    175,000     162,750
       Energy Partners, Ltd.
        Senior Notes
        9.75% due 04/15/14.........................  1,025,000     845,625
       Exco Resources, Inc.
        Company Guar. Notes
        7.25% due 01/15/11.........................  1,430,000   1,390,675
       Hilcorp Energy I LP/Hilcorp Finance Co.
        Senior Notes
        7.75% due 11/01/15*........................  1,465,000   1,373,437
       Quicksilver Resources, Inc.
        Company Guar. Notes
        7.13% due 04/01/16.........................    275,000     265,375
       Sabine Pass LNG LP
        Company Guar. Senior Notes
        7.25% due 11/30/13.........................    400,000     386,000
       Sabine Pass LNG LP
        Sec. Notes
        7.50% due 11/30/16.........................  2,950,000   2,846,750
       Transmeridian Exploration, Inc.
        Company Guar. Notes
        12.00% due 12/15/10........................    375,000     292,500
                                                               -----------
                                                                13,855,350
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                              Market
                                                 Principal    Value
                   Security Description          Amount**    (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Oil Companies-Integrated -- 0.1%
            Hess Corp.
             Bonds
             7.88% due 10/01/29................. $  461,000 $  547,088
            Marathon Oil Corp.
             Senior Notes
             5.90% due 03/15/18.................    290,000    291,508
            Phillips Petroleum Co.
             Debentures
             7.00% due 03/30/29.................    286,000    322,469
                                                            ----------
                                                             1,161,065
                                                            ----------
          Oil Refining & Marketing -- 0.1%
            The Premcor Refining Group, Inc.
             Company Guar. Notes
             6.75% due 05/01/14.................    666,000    699,060
                                                            ----------
          Oil-Field Services -- 0.2%
            Allis-Chalmers Energy, Inc.
             Company Guar. Notes
             9.00% due 01/15/14.................    610,000    555,100
            Helix Energy Solutions Group, Inc.
             Senior Notes
             9.50% due 01/15/16*................    600,000    600,000
            Key Energy Services, Inc.
             Senior Notes
             8.38% due 12/01/14*................    425,000    423,937
            Oslo Seismic Services, Inc.
             1st Mtg. Bonds
             8.28% due 06/01/11.................    133,304    141,989
                                                            ----------
                                                             1,721,026
                                                            ----------
          Paper & Related Products -- 0.3%
            Bowater, Inc.
             Notes
             6.50% due 06/15/13.................    700,000    462,000
            Caraustar Industries, Inc.
             Notes
             7.38% due 06/01/09.................    650,000    442,000
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.00% due 01/15/15*................    920,000    862,500
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.13% due 01/15/17*................    350,000    323,750
            NewPage Corp.
             Sec. Notes
             10.00% due 05/01/12................    150,000    152,250
            NewPage Corp.
             Senior Notes
             10.00% due 05/01/12*...............    375,000    380,625
                                                            ----------
                                                             2,623,125
                                                            ----------
          Physicians Practice Management -- 0.3%
            US Oncology, Inc.
             Senior Sub. Notes
             10.75% due 08/15/14................  2,140,000  2,113,250
                                                            ----------

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          -----------------------------------------------------------
          Pipelines -- 1.4%
            Atlas Pipeline Partners LP
             Company Guar. Notes
             8.13% due 12/15/15................ $  525,000 $   534,188
            CenterPoint Energy Resources Corp.
             Notes
             7.75% due 02/15/11................  1,215,000   1,312,601
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16................  1,345,000   1,392,075
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11................    747,000     789,124
            Dynegy Holdings, Inc.
             Senior Notes
             8.75% due 02/15/12................    965,000     991,537
            Dynegy-Roseton Danskammer
             Pass Through Certs. Series B
             7.67% due 11/08/16................  1,890,000   1,893,553
            El Paso Corp.
             Senior Sub. Notes
             6.88% due 06/15/14................    925,000     945,812
            El Paso Natural Gas Co.
             Senior Notes
             5.95% due 04/15/17................    575,000     563,989
            MarkWest Energy Partners LP
             Senior Notes
             6.88% due 11/01/14................    255,000     240,975
            MarkWest Energy Partners LP
             Company Guar. Notes
             8.50% due 07/15/16................    550,000     554,125
            NGC Corp Capital Trust
             Guar. Bonds
             8.32% due 06/01/27................  1,045,000     896,088
            Panhandle Eastern Pipeline Co.
             Senior Notes
             6.20% due 11/01/17................    382,000     374,430
            Williams Cos., Inc.
             Senior Notes
             7.88% due 09/01/21................    605,000     655,669
                                                           -----------
                                                            11,144,166
                                                           -----------
          Poultry -- 0.1%
            Pilgrim's Pride Corp.
             Senior Sub. Notes
             8.38% due 05/01/17................    649,000     571,120
                                                           -----------
          Printing-Commercial -- 0.1%
            Valassis Communications, Inc.
             Senior Notes
             8.25% due 03/01/15................    790,000     649,775
                                                           -----------
          Publishing-Newspapers -- 0.0%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29................    205,000     120,171
                                                           -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       ----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Publishing-Periodicals -- 0.4%
         Dex Media West LLC/Dex Media Finance Co.
          Senior Notes
          8.50% due 08/15/10...................... $  925,000 $  899,562
         Idearc, Inc.
          Company Guar. Notes
          8.00% due 11/15/16......................  1,225,000    793,188
         R.H. Donnelley Corp.
          Senior Notes
          6.88% due 01/15/13......................    400,000    244,000
         R.H. Donnelley Corp.
          Senior Notes
          8.88% due 10/15/17*.....................    700,000    437,500
         The Reader's Digest Association, Inc.
          Senior Sub. Notes
          9.00% due 02/15/17*.....................  1,505,000  1,004,587
                                                              ----------
                                                               3,378,837
                                                              ----------
       Quarrying -- 0.1%
         Vulcan Materials
          Senior Notes
          5.60% due 11/30/12......................    550,000    558,735
                                                              ----------
       Radio -- 0.0%
         Chancellor Media Corp.
          Company Guar. Notes
          8.00% due 11/01/08......................    148,000    152,744
                                                              ----------
       Real Estate Investment Trusts -- 0.4%
         Health Care Property Investors, Inc.
          Senior Notes
          5.65% due 12/15/13......................    845,000    753,797
         Liberty Property LP
          Senior Notes
          5.63% due 10/01/17......................    310,000    294,420
         Omega Healthcare Investors, Inc.
          Senior Notes
          7.00% due 04/01/14......................  1,400,000  1,344,000
         PPF Funding, Inc.
          Bonds
          5.35% due 04/15/12*.....................    270,000    264,138
         Reckson Operating Partnership LP
          Senior Notes
          6.00% due 03/31/16......................     86,000     73,569
         Simon Property Group LP
          Notes
          5.38% due 08/28/08......................    124,000    124,116
         Vornado Realty LP
          Notes
          4.50% due 08/15/09......................    210,000    205,674
                                                              ----------
                                                               3,059,714
                                                              ----------
       Recycling -- 0.2%
         Aleris International, Inc.
          Company Guar. Notes
          9.00% due 12/15/14......................  1,250,000    912,500
         Aleris International, Inc.
          Company Guar. Notes
          10.00% due 12/15/16.....................  1,090,000    692,150
                                                              ----------
                                                               1,604,650
                                                              ----------
       Rental Auto/Equipment -- 0.3%
         Erac USA Finance Co.
          Company Guar. Notes
          7.00% due 10/15/37*.....................    585,000    480,911

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        Rental Auto/Equipment (continued)
          Erac USA Finance Co.
           Notes
           7.35% due 06/15/08*................... $  620,000 $  624,367
          Rental Service Corp.
           Notes
           9.50% due 12/01/14....................    775,000    647,125
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13....................    940,000    766,100
                                                             ----------
                                                              2,518,503
                                                             ----------
        Research & Development -- 0.1%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................    965,000    545,225
                                                             ----------
        Retail-Discount -- 0.1%
          Target Corp.
           Senior Notes
           7.00% due 01/15/38....................    516,000    530,375
                                                             ----------
        Retail-Drug Store -- 0.4%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27....................    274,000    273,062
          CVS Caremark Corp.
           Pass Through Certs.
           6.94% due 01/10/30*...................    361,953    382,711
          CVS Lease Pass Through Trust
           Pass Through Certs.
           6.04% due 12/10/28*...................  1,039,966    990,724
          Rite Aid Corp.
           Senior Notes
           9.25% due 06/01/13....................    225,000    185,625
          Rite Aid Corp.
           Senior Notes
           9.50% due 06/15/17....................  1,925,000  1,511,125
                                                             ----------
                                                              3,343,247
                                                             ----------
        Retail-Major Department Stores -- 0.0%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11....................    375,000    375,000
                                                             ----------
        Retail-Petroleum Products -- 0.1%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14....................  1,090,000  1,062,750
                                                             ----------
        Retail-Regional Department Stores -- 0.1%
          Neiman-Marcus Group, Inc.
           Company Guar. Notes
           9.00% due 10/15/15....................    525,000    525,000
          Neiman-Marcus Group, Inc.
           Senior Sub. Notes
           10.38% due 10/15/15...................     55,000     55,000
                                                             ----------
                                                                580,000
                                                             ----------
        Retail-Restaurants -- 0.2%
          Dave & Buster's, Inc.
           Company Guar. Notes
           11.25% due 03/15/14...................    420,000    382,200

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Retail-Restaurants (continued)
          McDonald's Corp.
           Senior Notes
           6.30% due 03/01/38..................... $  510,000 $  521,780
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14.....................    800,000    724,000
                                                              ----------
                                                               1,627,980
                                                              ----------
        Rubber-Tires -- 0.1%
          Cooper Standard Automotive, Inc.
           Company Guar. Notes
           8.38% due 12/15/14.....................    800,000    606,000
                                                              ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(4)(5)(12)(13).....    100,000         10
                                                              ----------
        Savings & Loans/Thrifts -- 0.2%
          Independence Community Bank Corp.
           Sub. Notes
           3.50% due 06/20/08(10).................    172,000    170,970
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10.....................    405,000    400,670
          Washington Mutual Preferred Funding III
           6.90% due 06/15/12*(3)(14).............    600,000    336,000
          Washington Mutual, Inc.
           Senior Notes
           5.50% due 08/24/11.....................    380,000    326,800
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12.....................    333,000    353,144
                                                              ----------
                                                               1,587,584
                                                              ----------
        Soap & Cleaning Preparation -- 0.0%
          Johnsondiversey Holdings, Inc.
           Notes
           10.67% due 05/15/13(8).................     75,000     72,000
                                                              ----------
        Special Purpose Entities -- 1.7%
          AAC Group Holding Corp.
           Senior Notes
           10.25% due 10/01/12(8).................    565,000    457,650
          AMR HoldCo, Inc./EmCare HoldCo, Inc.
           Senior Sub. Notes
           10.00% due 02/15/15....................    125,000    132,813
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           9.25% due 03/01/15*....................    675,000    668,250
          BAE Systems Holdings, Inc.
           Notes
           5.20% due 08/15/15*....................  1,065,000  1,079,318
          Buffalo Thunder Development Authority
           Senior Notes
           9.38% due 12/15/14*....................    750,000    562,500
          Capital One Capital IV
           6.75% due 02/17/32(10).................    255,000    182,084
          CCM Merger, Inc.
           Notes
           8.00% due 08/01/13*....................  1,000,000    840,000

                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
      ------------------------------------------------------------------
      Special Purpose Entities (continued)
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*...................... $2,050,000 $ 1,845,000
        Consolidated Communications
         Illinois/Texas Holdings, Inc.
         Senior Notes
         9.75% due 04/01/12.......................    632,000     662,810
        Goldman Sachs Capital III
         3.85% due 09/01/12(3)(14)................    750,000     472,500
        Hawker Beechcraft Acquisition Co.
         LLC / Hawker Beechcraft Notes Co.
         Senior Notes
         8.88% due 04/01/15.......................    200,000     204,500
        Hawker Beechcraft Acquisition Co.
         LLC / Hawker Beechcraft Notes Co.
         Senior Notes
         9.75% due 04/01/17.......................    910,000     905,450
        Hexion U.S. Finance Corp.
         Company Guar. Notes
         9.75% due 11/15/14.......................    950,000   1,018,875
        ING USA Global Funding Trust
         Notes
         4.50% due 10/01/10.......................    268,000     277,587
        KAR Holdings, Inc.
         Senior Notes
         7.24% due 05/01/14(3)....................    425,000     350,625
        KAR Holdings, Inc.
         Senior Notes
         8.75% due 05/01/14.......................    305,000     271,450
        Local TV Finance LLC
         Senior Notes
         9.25% due 06/15/15*......................    600,000     480,750
        MedCath Holdings Corp.
         Senior Notes
         9.88% due 07/15/12.......................    129,000     134,805
        MXEnergy Holdings, Inc.
         Senior Notes
         10.69% due 08/01/11(3)...................    650,000     585,000
        Norbord Delaware GP I
         Company Guar. Notes
         6.45% due 02/15/17*......................    193,000     155,075
        PNA Intermediate Holding Corp.
         Senior Notes
         10.07% due 02/15/13(3)...................    350,000     272,125
        Pricoa Global Funding I
         Notes
         5.30% due 09/27/13*......................    320,000     338,449
        Principal Life Global Funding I Sec.
         Notes
         5.25% due 01/15/13*......................    296,000     301,763
        Snoqualmie Entertainment Authority
         Senior Sec. Notes
         6.94% due 02/01/14*(3)...................     75,000      61,125
        Snoqualmie Entertainment Authority
         Notes
         9.13% due 02/01/15*......................  1,475,000   1,261,125
        Southern Star Central Corp.
         Senior Notes
         6.75% due 03/01/16.......................    400,000     384,000
                                                              -----------
                                                               13,905,629
                                                              -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                              Market
                                                 Principal    Value
                   Security Description          Amount**    (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Specified Purpose Acquisitions -- 0.0%
            ESI Tractebel Acquisition Corp.
             Company Guar. Bonds
             7.99% due 12/30/11................. $  176,000 $  179,821
                                                            ----------
          Steel-Producers -- 0.5%
            International Steel Group, Inc.
             Senior Notes
             6.50% due 04/15/14.................    540,000    555,970
            Reliance Steel & Aluminum Co.
             Company Guar. Notes
             6.85% due 11/15/36.................  1,070,000  1,019,775
            Ryerson, Inc.
             Senior Sec. Notes
             10.61% due 11/01/14*(3)............    875,000    787,500
            Ryerson, Inc.
             Senior Sec. Notes
             12.00% due 11/01/15*...............  1,200,000  1,134,000
            Steel Dynamics, Inc.
             Company Guar. Notes
             6.75% due 04/01/15.................     15,000     14,700
            United States Steel Corp.
             Senior Notes
             7.00% due 02/01/18.................    215,000    210,011
                                                            ----------
                                                             3,721,956
                                                            ----------
          Steel-Specialty -- 0.0%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................     75,000     79,688
                                                            ----------
          Storage/Warehousing -- 0.2%
            Mobile Mini, Inc.
             Notes
             6.88% due 05/01/15.................    725,000    601,750
            Mobile Services Group, Inc.
             Company Guar. Notes
             9.75% due 08/01/14.................    655,000    612,425
                                                            ----------
                                                             1,214,175
                                                            ----------
          Telecom Services -- 0.8%
            Bellsouth Telecommunications, Inc.
             Debentures
             7.00% due 12/01/95.................    462,000    453,342
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.18% due 12/15/23.................     50,000     43,000
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.20% due 11/29/23.................    225,000    193,500
            Fairpoint Communications, Inc.
             Senior Notes
             13.13% due 04/01/18*...............  1,075,000  1,032,000
            MasTec, Inc.
             Senior Notes
             7.63% due 02/01/17.................    356,000    309,720
            PAETEC Holding Corp.
             Company Guar. Notes
             9.50% due 07/15/15.................  1,650,000  1,518,000
            Qwest Corp.
             Senior Notes
             6.50% due 06/01/17.................    500,000    451,250

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       Telecom Services (continued)
         Qwest Corp.
          Senior Notes
          7.50% due 10/01/14...................... $1,440,000 $ 1,404,000
         Verizon Global Funding Corp.
          Senior Notes
          6.88% due 06/15/12......................    750,000     808,549
                                                              -----------
                                                                6,213,361
                                                              -----------
       Telephone-Integrated -- 1.3%
         AT&T Corp.
          Senior Notes
          7.30% due 11/15/11......................  1,003,000   1,086,380
         BellSouth Corp.
          Senior Notes
          6.00% due 10/15/11......................  1,300,000   1,360,085
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15......................    350,000     316,750
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23......................     25,000      21,500
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.38% due 01/15/14......................    990,000     928,125
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19......................    300,000     262,500
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................  1,102,000     964,250
         GTE Northwest, Inc.
          Debentures
          5.55% due 10/15/08......................     55,000      55,480
         Pacific Bell Telephone Co.
          Company Guar. Notes
          7.13% due 03/15/26......................    570,000     590,030
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  2,725,000   2,561,500
         Sprint Capital Corp.
          Company Guar. Bonds
          6.38% due 05/01/09......................    825,000     812,625
         Sprint Capital Corp.
          Company Guar. Notes
          6.90% due 05/01/19......................    787,000     619,763
         Verizon New York, Inc.
          Debentures
          6.88% due 04/01/12......................    751,000     789,829
                                                              -----------
                                                               10,368,817
                                                              -----------
       Television -- 0.7%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................  1,175,000   1,151,500
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................    250,000     192,500
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................    960,000     890,400

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                            Market
                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Television (continued)
             Paxson Communication Corp.
              Senior Notes
              7.51% due 01/15/12*(3).......... $  650,000 $  526,500
             Paxson Communication Corp.
              Sec. Senior Notes
              10.51% due 01/15/13*(3).........  2,300,000  1,725,000
             Young Broadcasting, Inc.
              Senior Sub. Notes
              8.75% due 01/15/14..............    380,000    224,200
             Young Broadcasting, Inc.
              Company Guar. Notes
              10.00% due 03/01/11.............  1,035,000    649,462
                                                          ----------
                                                           5,359,562
                                                          ----------
           Theaters -- 0.4%
             AMC Entertainment, Inc.
              Senior Sub. Notes
              8.00% due 03/01/14..............  2,195,000  1,860,262
             Cinemark, Inc.
              Senior Notes
              9.75% due 03/15/14(8)...........  1,585,000  1,426,500
                                                          ----------
                                                           3,286,762
                                                          ----------
           Transactional Software -- 0.1%
             Open Solutions, Inc.
              Senior Sub. Notes
              9.75% due 02/01/15*.............  1,345,000  1,042,375
                                                          ----------
           Transport-Air Freight -- 0.7%
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class A-2
              6.88% due 01/02/11..............    192,193    188,349
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class A-1
              7.20% due 01/02/19..............  1,415,836  1,394,598
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class B
              7.63% due 01/02/15..............  1,701,936  1,872,130
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class A
              8.71% due 01/02/20..............    310,806    303,035
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class C
              8.77% due 01/02/11..............     62,428     61,804
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class B
              9.06% due 07/02/17..............  1,346,314  1,602,114
                                                          ----------
                                                           5,422,030
                                                          ----------
           Transport-Rail -- 0.1%
             BNSF Funding Trust I
              6.61% due 01/15/26(10)..........    580,000    526,850

                                                              Market
                                                Principal     Value
                 Security Description           Amount**     (Note 2)
         -------------------------------------------------------------
         Transport-Rail (continued)
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18................. $  603,000 $    595,086
                                                           ------------
                                                              1,121,936
                                                           ------------
         Transport-Services -- 0.1%
           Bristow Group, Inc.
            Senior Notes
            7.50% due 09/15/17.................    250,000      251,250
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13.................    300,000      275,250
                                                           ------------
                                                                526,500
                                                           ------------
         Travel Services -- 0.2%
           Travelport LLC
            Company Guar. Notes
            9.88% due 09/01/14.................    375,000      328,125
           Travelport LLC
            Company Guar. Notes
            11.88% due 09/01/16................  1,510,000    1,283,500
                                                           ------------
                                                              1,611,625
                                                           ------------
         Vitamins & Nutrition Products -- 0.0%
           General Nutrition Centers, Inc.
            Company Guar. Notes
            7.20% due 03/15/14(3)..............    325,000      271,375
                                                           ------------
         Total Corporate Bonds & Notes
            (cost $320,663,224)................             300,425,556
                                                           ------------
         FOREIGN CORPORATE BONDS & NOTES -- 6.1%
         Banks-Commercial -- 0.2%
           Barclays Bank PLC
            Jr. Sub. Notes
            7.43% due 12/15/17*(3)(14).........    455,000      411,358
           BOI Capital Funding
            6.11% due 02/04/16*(3)(14).........    330,000      251,178
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            3.86% due 12/30/09(3)(14)..........    141,000       82,573
           Landsbanki Islands HF
            Jr. Sub. Notes
            7.43% due 10/19/17*(3)(14).........    370,000      309,752
           Royal Bank of Scotland Group PLC
            6.99% due 10/05/17*(3)(14).........    660,000      560,274
                                                           ------------
                                                              1,615,135
                                                           ------------
         Banks-Money Center -- 0.0%
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Bonds
            8.38% due 04/27/09(14).............    175,000      173,989
                                                           ------------
         Beverages-Wine/Spirits -- 0.2%
           Diageo Capital PLC
            Company Guar. Notes
            5.75% due 10/23/17.................    650,000      665,688
           Diageo Finance BV
            Company Guar. Notes
            3.88% due 04/01/11.................    779,000      781,722
                                                           ------------
                                                              1,447,410
                                                           ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                 Market
                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Broadcast Services/Program -- 0.1%
         Grupo Televisa SA
          Senior Notes
          6.63% due 03/18/25....................... $  496,000 $  495,579
                                                               ----------
       Building & Construction-Misc. -- 0.0%
         North American Energy Partners, Inc.
          Senior Notes
          8.75% due 12/01/11.......................    275,000    272,250
                                                               ----------
       Building Products-Doors & Windows -- 0.0%
         Masonite International Corp.
          Company Guar. Notes
          11.00% due 04/06/15......................    117,000     79,560
                                                               ----------
       Cellular Telecom -- 0.2%
         Mobile Telesystems Finance SA
          Company Guar. Senior Notes
          8.38% due 10/14/10.......................  1,650,000  1,711,050
                                                               ----------
       Computers-Memory Devices -- 0.1%
         Seagate Technology HDD Holdings
          Company Guar. Notes
          6.80% due 10/01/16.......................    435,000    414,337
                                                               ----------
       Containers-Metal/Glass -- 0.2%
         Vitro SAB de CV
          Senior Notes
          9.13% due 02/01/17.......................  2,040,000  1,693,200
         Vitro SAB de CV
          Senior Notes
          11.75% due 11/01/13......................    250,000    253,125
                                                               ----------
                                                                1,946,325
                                                               ----------
       Cruise Lines -- 0.1%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13.......................    400,000    374,049
                                                               ----------
       Diversified Financial Services -- 0.5%
         TNK-BP Finance SA
          Company Guar. Notes
          6.13% due 03/20/12.......................  1,380,000  1,301,202
         TNK-BP Finance SA
          Company Guar. Notes
          6.88% due 07/18/11.......................    350,000    342,440
         TNK-BP Finance SA
          Company Guar. Notes
          7.88% due 03/13/18.......................  1,360,000  1,258,000
         TNK-BP Finance SA
          Company Guar. Notes
          7.88% due 03/13/18*......................  1,300,000  1,200,875
                                                               ----------
                                                                4,102,517
                                                               ----------
       Diversified Manufacturing Operations -- 0.3%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*......................  1,390,000  1,431,700
         Siemens Financieringsmaatschappij NV
          Notes
          6.13% due 08/17/26*......................    540,000    527,285

                                                                   Market
                                                      Principal    Value
                   Security Description               Amount**    (Note 2)
     ----------------------------------------------------------------------
     Diversified Manufacturing Operations (continued)
       Tyco International Group SA
        Company Guar. Notes
        6.00% due 11/15/13........................... $  310,000 $  311,291
                                                                 ----------
                                                                  2,270,276
                                                                 ----------
     Diversified Operations -- 0.0%
       Hutchison Whampoa Finance, Ltd.
        Company Guar. Notes
        7.50% due 08/01/27*..........................    150,000    150,235
                                                                 ----------
     Electric-Integrated -- 0.1%
       Enel Finance International SA
        Company Guar. Notes
        6.25% due 09/15/17*..........................    748,000    776,051
                                                                 ----------
     Electric-Transmission -- 0.1%
       EEB International, Ltd.
        Company Guar. Notes
        8.75% due 10/31/14*..........................    640,000    659,200
                                                                 ----------
     Electronic Components-Misc. -- 0.2%
       NXP BV / NXP Funding LLC
        Company Guar. Notes
        9.50% due 10/15/15...........................  1,480,000  1,217,300
                                                                 ----------
     Food-Meat Products -- 0.2%
       JBS SA
        Company Guar. Notes
        9.38% due 02/07/11...........................    850,000    847,875
       JBS SA
        Senior Notes
        10.50% due 08/04/16*.........................    650,000    627,250
                                                                 ----------
                                                                  1,475,125
                                                                 ----------
     Food-Retail -- 0.1%
       Delhaize Group SA
        Notes
        6.50% due 06/15/17...........................    855,000    882,961
                                                                 ----------
     Independent Power Producer -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(5)(7)...................    725,000        725
                                                                 ----------
     Insurance-Multi-line -- 0.1%
       Aegon NV
        Sub. Bonds
        4.57% due 07/15/14(3)(14)....................    201,000    112,761
       AXA SA
        Sub. Notes
        6.38% due 12/14/36*(3)(14)...................    285,000    229,730
       ING Groep NV
        Sub. Notes
        5.78% due 12/08/15(3)(14)....................    765,000    651,760
                                                                 ----------
                                                                    994,251
                                                                 ----------
     Investment Companies -- 0.0%
       Xstrata Finance Canada, Ltd.
        Notes
        6.90% due 11/15/37*..........................    266,000    257,103
                                                                 ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Medical-Drugs -- 0.6%
            Angiotech Pharmaceuticals, Inc.
             Company Guar. Notes
             6.83% due 12/01/13(3)............. $1,390,000 $1,063,350
            Angiotech Pharmaceuticals, Inc.
             Company Guar. Notes
             7.75% due 04/01/14................    400,000    244,000
            AstraZeneca PLC
             Senior Notes
             5.90% due 09/15/17................    630,000    665,950
            Elan Finance PLC
             Company Guar. Notes
             7.07% due 11/15/11(3).............  2,430,000  2,187,000
            Elan Finance PLC
             Company Guar. Bonds
             7.75% due 11/15/11................    895,000    832,350
                                                           ----------
                                                            4,992,650
                                                           ----------
          Metal-Aluminum -- 0.1%
            Alcan, Inc.
             Notes
             6.13% due 12/15/33................    403,000    385,162
                                                           ----------
          Multimedia -- 0.0%
            Quebecor Media, Inc.
             Senior Notes
             7.75% due 03/15/16*...............    375,000    342,188
                                                           ----------
          Oil Companies-Exploration & Production -- 0.4%
            Compton Petroleum Finance Corp.
             Company Guar. Notes
             7.63% due 12/01/13................    965,000    923,987
            OPTI Canada, Inc.
             Senior Notes
             7.88% due 12/15/14................  1,800,000  1,759,500
            OPTI Canada, Inc.
             Senior Notes
             8.25% due 12/15/14................    625,000    618,750
                                                           ----------
                                                            3,302,237
                                                           ----------
          Oil-Field Services -- 0.0%
            Weatherford International, Ltd.
             Senior Notes
             7.00% due 03/15/38................    218,000    221,302
                                                           ----------
          Paper & Related Products -- 0.4%
            Abitibi-Consolidated Co. of Canada
             Senior Notes
             13.75% due 04/01/11*..............  1,275,000  1,303,687
            Abitibi-Consolidated Finance LP
             Company Guar. Bonds
             7.88% due 08/01/09................    775,000    651,000
            Abitibi-Consolidated, Inc.
             Notes
             6.00% due 06/20/13................    300,000    145,500
            Abitibi-Consolidated, Inc.
             Notes
             8.55% due 08/01/10................  1,655,000    951,625
            Bowater Canada Finance Corp.
             Company Guar. Notes
             7.95% due 11/15/11................    200,000    137,000
                                                           ----------
                                                            3,188,812
                                                           ----------

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       ----------------------------------------------------------------
       Pipelines -- 0.1%
         Enbridge, Inc.
          Bonds
          5.80% due 06/15/14...................... $  931,000 $  943,955
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16......................    183,000    173,392
                                                              ----------
                                                               1,117,347
                                                              ----------
       Printing-Commercial -- 0.1%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16*+(11)(24)............  1,580,000    750,500
                                                              ----------
       Real Estate Operations & Development -- 0.0%
         Brascan Corp.
          Notes
          8.13% due 12/15/08......................     76,000     78,039
                                                              ----------
       Satellite Telecom -- 0.4%
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16.....................    480,000    486,600
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          9.25% due 02/01/15(8)...................  2,930,000  2,490,500
                                                              ----------
                                                               2,977,100
                                                              ----------
       Sovereign -- 0.2%
         Credit Suisse First Boston International
          for City of Kiev Ukraine
          Bonds
          8.00% due 11/06/15......................  1,600,000  1,548,838
                                                              ----------
       Special Purpose Entities -- 0.2%
         Hellas Telecommunications
          Luxembourg II
          Sub. Notes
          10.01% due 01/15/15*(3).................  1,155,000    825,825
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(14)..................    338,000    229,840
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08......................    165,000    163,815
         SMFG Preferred Capital, Ltd.
          6.08% due 01/25/17*(3)(14)..............    373,000    292,432
         SovRisc BV
          Notes
          4.63% due 10/31/08*.....................    133,000    135,074
                                                              ----------
                                                               1,646,986
                                                              ----------
       Steel-Producer -- 0.2%
         Severstal
          Notes
          8.63% due 02/24/09......................  1,550,000  1,587,153
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ------------------------------------------------------------
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Telecom Services -- 0.1%
            Global Crossing UK Finance PLC
             Company Guar. Notes
             10.75% due 12/15/14............... $  525,000 $   519,750
            Wind Acquisition Finance SA
             Company Guar. Bonds
             10.75% due 12/01/15*..............    175,000     178,500
                                                           -----------
                                                               698,250
                                                           -----------
          Telephone-Integrated -- 0.4%
            British Telecom PLC
             Senior Notes
             5.15% due 01/15/13................    750,000     739,087
            British Telecommunications PLC
             Bonds
             9.13% due 12/15/30................    600,000     745,186
            Telecom Italia Capital SA
             Company Guar. Bonds
             6.20% due 07/18/11................  1,000,000     992,050
            Telefonica Emisones SAU
             Company Guar. Notes
             6.42% due 06/20/16................    685,000     702,071
                                                           -----------
                                                             3,178,394
                                                           -----------
          Transport-Marine -- 0.1%
            Ultrapetrol Bahamas, Ltd.
             1st Mtg. Bonds
             9.00% due 11/24/14................    525,000     472,500
                                                           -----------
          Transport-Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................    750,000     809,215
                                                           -----------
          Total Foreign Corporate Bonds & Notes
             (cost $53,620,846)................             48,612,101
                                                           -----------
          FOREIGN GOVERNMENT AGENCIES -- 23.5%
          Sovereign -- 23.5%
            Federal Republic of Brazil
             Bonds
             6.00% due 01/17/17................  4,720,000   4,812,040
            Federal Republic of Brazil
             Bonds
             7.13% due 01/20/37................  3,020,000   3,255,560
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18................  3,790,000   4,244,800
            Federal Republic of Brazil
             Bonds
             8.25% due 01/20/34................  2,185,000   2,611,075
            Federal Republic of Brazil
             Notes
             8.75% due 02/04/25................  2,525,000   3,093,125
            Federal Republic of Brazil
             Bonds
             8.88% due 10/14/19................  2,110,000   2,605,850
            Federal Republic of Brazil
             Notes
             8.88% due 04/15/24................    495,000     613,800

                                                             Market
                                             Principal       Value
              Security Description           Amount**       (Note 2)
          -----------------------------------------------------------
          Sovereign (continued)
            Federal Republic of Brazil
             Notes
             11.00% due 08/17/40........   $     4,870,000 $ 6,520,930
            Federal Republic of Germany
             Bonds
             4.00% due 01/04/18......... EUR     2,510,000   3,994,281
            Federal Republic of Germany
             Bonds
             4.25% due 07/04/14......... EUR       844,000   1,371,279
            Federal Republic of Germany
             Bonds
             4.50% due 01/04/13......... EUR     1,505,000   2,468,563
            Federal Republic of Germany
             Bonds
             5.25% due 07/04/10......... EUR       760,000   1,244,831
            Federal Republic of Germany
             Bonds
             5.50% due 01/04/31......... EUR       500,000     891,472
            Government of Australia
             Bonds
             5.75% due 06/15/11......... AUD     9,180,000   8,295,946
            Government of Australia
             Bonds
             7.50% due 09/15/09......... AUD     1,960,000   1,820,883
            Government of France
             Bonds
             4.75% due 04/25/35......... EUR       690,000   1,104,642
            Government of Japan
             Bonds
             1.40% due 06/20/12......... JPY   175,000,000   1,806,011
            Government of Japan
             Bonds
             1.40% due 12/20/15......... JPY 1,080,000,000  11,191,619
            Government of Norway
             Bonds
             6.00% due 05/16/11......... NOK     5,620,000   1,149,140
            Government of Switzerland
             Bonds
             3.50% due 08/07/10......... CHF     9,800,000  10,092,194
            Kingdom of Denmark
             Bonds
             4.00% due 08/15/08......... DKK     9,975,000   2,109,902
            Kingdom of Denmark
             Bonds
             5.00% due 11/15/13......... DKK    19,800,000   4,421,733
            Kingdom of Norway
             Bonds
             5.50% due 05/15/09......... NOK    20,470,000   4,035,983
            Kingdom of Norway
             Bonds
             6.50% due 05/15/13......... NOK    57,750,000  12,436,774
            Kingdom of Spain
             Bonds
             5.75% due 07/30/32......... EUR       405,000     731,939
            Kingdom of Sweden
             Bonds
             4.00% due 12/01/09......... SEK     8,760,000   1,477,532

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                           Market
                                           Principal       Value
              Security Description         Amount**       (Note 2)
            ------------------------------------------------------
            FOREIGN GOVERNMENT AGENCIES (continued)
            Sovereign (continued)
              Kingdom of Sweden
               Bonds
               4.50% due 08/12/15.....      SEK6,810,000 $1,188,972
              Kingdom of Sweden
               Bonds
               5.00% due 01/28/09.....     SEK20,430,000  3,460,328
              Poland Government Bond
               Bonds
               4.75% due 04/25/12.....      PLN3,100,000  1,322,121
              Republic of Argentina
               Notes
               5.25% due 12/31/38(8)..         5,349,761  1,925,914
              Republic of Argentina
               Notes
               8.28% due 12/31/33.....         1,037,729    850,938
              Republic of Colombia
               Bonds
               7.38% due 09/18/37.....         4,565,000  4,895,962
              Republic of Colombia
               Bonds
               12.00% due 10/22/15.... COP 3,760,000,000  2,146,253
              Republic of Columbia
               Bonds
               8.13% due 05/21/24.....           710,000    825,730
              Republic of Ecuador
               Bonds
               10.00% due 08/15/30(8).           550,000    532,125
              Republic of Greece
               Senior Notes
               4.50% due 09/20/37.....      EUR1,365,000  1,952,035
              Republic of Indonesia
               Bonds
               6.63% due 02/17/37.....         2,980,000  2,775,381
              Republic of Indonesia
               Bonds
               6.88% due 01/17/18*....         1,080,000  1,131,300
              Republic of Indonesia
               Bonds
               7.50% due 01/15/16.....           470,000    512,094
              Republic of Indonesia
               Notes
               8.50% due 10/12/35.....         1,300,000  1,472,929
              Republic of Pakistan
               Bonds
               6.88% due 06/01/17*....           810,000    696,600
              Republic of Peru
               Notes
               7.35% due 07/21/25.....         1,860,000  2,092,500
              Republic of Peru
               Bonds
               8.75% due 11/21/33.....           720,000    936,000
              Republic of Philippines
               Bonds
               7.75% due 01/14/31.....         2,985,000  3,331,857
              Republic of Philippines
               Notes
               8.00% due 01/15/16.....         1,430,000  1,630,200

                                                          Market
                                            Principal     Value
                 Security Description       Amount**     (Note 2)
              ---------------------------------------------------
              Sovereign (continued)
                Republic of Philippines
                 Notes
                 8.88% due 03/17/15...... EUR 1,430,000 $1,687,400
                Republic of Philippines
                 Senior Notes
                 9.50% due 02/02/30......       630,000    822,150
                Republic of South Africa
                 Bonds
                 5.88% due 05/30/22......     1,880,000  1,768,380
                Republic of Turkey
                 Notes
                 6.88% due 03/17/36......     1,660,000  1,472,420
                Republic of Turkey
                 Notes
                 7.00% due 06/05/20......     2,120,000  2,088,200
                Republic of Turkey
                 Notes
                 7.25% due 03/15/15......     2,680,000  2,820,700
                Republic of Turkey
                 Notes
                 7.25% due 03/05/38......     1,500,000  1,421,250
                Republic of Turkey
                 Notes
                 7.38% due 02/05/25......       730,000    724,525
                Republic of Turkey
                 Notes
                 8.00% due 02/14/34......       740,000    758,500
                Republic of Turkey
                 Notes
                 9.50% due 01/15/14......     1,840,000  2,141,300
                Republic of Turkey
                 Senior Notes
                 11.88% due 01/15/30.....     1,870,000  2,760,588
                Republic of Uruguay
                 Notes
                 7.63% due 03/21/36......     1,400,000  1,417,500
                Republic of Uruguay
                 Bonds
                 8.00% due 11/18/22......     3,120,000  3,338,400
                Republic of Uruguay
                 Notes
                 9.25% due 05/17/17......       400,000    473,000
                Republic of Venezuela
                 Bonds
                 5.75% due 02/26/16......     1,170,000    918,450
                Republic of Venezuela
                 Bonds
                 6.00% due 12/09/20......       540,000    383,400
                Republic of Venezuela
                 Bonds
                 7.00% due 12/01/18......       700,000    567,000
                Republic of Venezuela
                 Notes
                 8.50% due 10/08/14......       790,000    732,725
                Republic of Venezuela
                 Bonds
                 9.25% due 09/15/27......       930,000    883,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                Principal      Value
               Security Description             Amount**      (Note 2)
       ----------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Sovereign (continued)
         Republic of Venezuela
          Bonds
          9.38% due 01/13/34................. EUR 1,640,000 $  1,508,800
         Russian Federation
          Bonds
          7.50% due 03/31/30(8)..............    11,711,650   13,485,965
         Ukrainian Soviet Socialist Republic
          Bonds
          6.75% due 11/14/17*................     1,300,000    1,280,500
         United Mexican States
          Notes
          5.63% due 01/15/17.................     6,560,000    6,894,560
         United Mexican States
          Notes
          6.05% due 01/11/40.................       600,000      598,500
         United Mexican States
          Notes
          6.75% due 09/27/34.................     3,190,000    3,558,445
         United Mexican States
          Bonds
          7.50% due 04/08/33.................     1,210,000    1,467,125
         United Mexican States
          Bonds
          8.30% due 08/15/31.................       650,000      854,750
                                                            ------------
       Total Foreign Government Agencies
          (cost $180,468,043)................                188,909,176
                                                            ------------
       FOREIGN GOVERNMENT TREASURIES -- 0.9%
       Sovereign -- 0.9%
         New South Wales Treasury Corp.
          Government Guar. Notes
          6.00% due 05/01/12
          (cost $7,659,385).................. AUD 8,480,000    7,513,111
                                                            ------------
       LOANS -- 0.2% (5)(6)(17)(18)
       Leisure Products -- 0.0%
         AMC Entertainment Holdings, Inc.
          First Lien
          7.80% due 06/15/12.................       432,723      367,815
                                                            ------------
       Medical-Drugs -- 0.2%
         Triax Pharmaceuticals LLC
          14.70% due 08/30/11(4)(21)(22).....     1,515,279    1,362,702
                                                            ------------
       Total Loans
          (cost $1,804,179)..................                  1,730,517
                                                            ------------
       U.S. GOVERNMENT AGENCIES -- 17.6%
       Federal Home Loan Bank -- 0.1%
         4.50% due 09/08/08..................       600,000      605,455
                                                            ------------
       Federal Home Loan Mtg. Corp. -- 9.0%
         4.13% due 07/12/10..................       300,000      311,470
         4.35% due 06/02/08..................       600,000      601,929
         4.50% due 02/01/20..................       185,816      185,065
         4.50% due 08/01/20..................       375,142      373,625
         4.50% due 01/15/34..................     4,055,000    3,950,057
         4.75% due 01/18/11..................       310,000      327,373
         5.00% due 09/01/18..................       425,290      431,585
         5.00% due 07/01/20..................       686,149      694,565
         5.00% due 11/15/28..................       730,000      746,490
         5.00% due 09/15/31..................       935,000      943,628

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        Federal Home Loan Mtg. Corp. (continued)
          5.00% due 02/01/34.................... $   429,819 $   426,837
          5.00% due 05/01/34....................     273,335     271,251
          5.00% due 10/15/34....................   4,050,000   3,938,250
          5.00% due 02/01/35....................     620,321     615,591
          5.00% due 07/01/35....................   1,046,085   1,037,440
          5.00% due 08/01/35....................     915,355     907,791
          5.00% due 10/01/35....................   5,574,530   5,528,465
          5.00% due 04/01/36....................     534,350     529,934
          5.00% due 05/01/36....................     375,976     372,671
          5.00% due 08/01/36....................     450,585     446,624
          5.00% due 11/01/37....................   4,521,938   4,481,759
          5.32% due 12/01/35(3).................     398,030     403,654
          5.47% due 03/01/36(3).................     267,914     269,335
          5.50% due 11/15/25....................   6,000,000   6,248,005
          5.50% due 06/15/31....................   1,724,000   1,771,277
          5.50% due 07/01/35....................   2,338,777   2,366,135
          5.50% due 05/01/37....................   5,768,794   5,830,825
          5.50% due 06/01/37....................     436,919     441,618
          5.50% due 10/01/37....................  11,167,698  11,287,782
          5.50% due 11/01/37....................   2,004,252   2,025,803
          5.50% due 12/01/37....................   1,425,000   1,440,322
          5.79% due 01/01/37(3).................     762,328     777,264
          5.81% due 01/01/37(3).................     176,616     178,484
          5.96% due 10/01/36(3).................   1,057,574   1,076,998
          6.00% due 10/01/37....................   8,398,599   8,620,152
          6.19% due 09/01/36(3).................     594,752     607,018
          6.50% due 05/01/29....................       6,056       6,346
          6.50% due 02/01/35....................     209,233     217,792
          6.88% due 09/15/10....................   1,156,000   1,275,853
          7.00% due 06/01/29....................      13,510      14,353
          Federal Home Loan Mtg. Corp.
           REMIC
           Series 41, Class F
           10.00% due 05/15/20(1)...............      12,527      13,258
           Series 1103, Class N
           11.57% due 06/15/21(1)(15)...........       8,528       1,867
                                                             -----------
                                                              71,996,541
                                                             -----------
        Federal National Mtg. Assoc. -- 8.4%
          2.50% due 04/09/10....................   4,000,000   4,015,888
          4.47% due 02/01/34(3).................     429,786     431,673
          4.50% due 06/01/19....................     476,022     475,213
          4.68% due 10/01/35(3).................     207,734     210,270
          4.75% due 12/15/10....................     375,000     396,032
          4.86% due 01/01/35(3).................     853,910     867,183
          5.00% due 06/01/19....................     229,768     232,748
          5.00% due 01/01/23....................   2,490,419   2,516,413
          5.00% due 11/25/30....................     900,000     906,516
          5.00% due 03/01/34....................     280,268     278,010
          5.00% due 05/01/35....................     127,541     126,420
          5.00% due 10/01/35....................   2,609,454   2,586,517
          5.00% due 02/01/37....................     264,747     262,283
          5.00% due 04/01/37....................   1,721,265   1,704,977
          5.00% due 05/01/37....................   2,057,810   2,038,338
          5.00% due 06/01/37....................     781,628     774,233
          5.00% due 07/01/37....................     281,876     279,209
          5.25% due 08/01/12....................     300,000     314,595

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                 Principal     Value
                 Security Description            Amount**     (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (continued)
       Federal National Mtg. Assoc. (continued)
         5.47% due 01/01/37(3)................. $ 3,734,523 $  3,799,279
         5.50% due 11/01/19....................   1,383,122    1,417,122
         5.50% due 08/01/20....................     317,058      324,540
         5.50% due 11/01/22....................     927,304      947,421
         5.50% due 01/01/29....................       7,845        7,963
         5.50% due 02/01/35....................     512,921      518,820
         5.50% due 12/01/35....................     689,740      697,674
         5.50% due 02/01/36(3).................     320,696      327,321
         5.50% due 11/01/36....................     538,818      544,584
         5.50% due 12/01/36....................     759,480      767,606
         5.50% due 04/01/37....................     451,513      456,213
         5.50% TBA due April...................  11,380,000   11,486,687
         6.00% due 02/01/32....................     101,775      105,008
         6.00% due 05/01/34....................      18,398       18,912
         6.00% due 10/01/34....................     484,622      498,164
         6.00% due 06/01/35....................     176,516      181,143
         6.00% due 07/01/37....................   3,298,991    3,382,489
         6.00% due 10/01/37....................     705,342      723,195
         6.00% TBA due April...................   4,620,000    4,732,612
         6.50% due 04/01/34....................     213,019      221,335
         6.50% due 02/01/35....................      78,527       81,485
         6.50% due 07/01/37....................   4,153,411    4,305,193
         6.50% due 10/01/37....................   2,767,652    2,868,792
         6.50% due 11/01/37....................  10,350,000   10,728,229
         7.50% due 01/01/30....................      14,488       15,665
         7.50% due 09/01/30....................       3,407        3,677
         8.00% due 11/01/28....................      20,503       22,345
         13.00% due 11/01/15...................       4,291        4,952
         Federal National Mtg. Assoc.
          REMIC
          Series D, Class 10
          8.80% due 01/25/19(1)................      34,179       37,566
          Series E, Class 11
          10.40% due 04/25/19(1)...............       4,958        5,422
                                                            ------------
                                                              67,647,932
                                                            ------------
       Government National Mtg. Assoc. -- 0.1%
         6.00% TBA due April...................     890,000      918,369
         7.50% due 07/15/27....................      16,231       17,512
         7.50% due 10/15/27....................      64,546       69,639
                                                            ------------
                                                               1,005,520
                                                            ------------
       Total U.S. Government Agencies
          (cost $139,225,476)..................              141,255,448
                                                            ------------
       U.S. GOVERNMENT TREASURIES -- 3.2%
       United States Treasury Bonds -- 0.4%
         3.63% due 04/15/28 TIPS(23)...........   1,252,656    1,624,343
         4.75% due 02/15/37....................     450,000      483,996
         5.00% due 05/15/37....................   1,192,000    1,333,457
         6.25% due 08/15/23....................     166,000      204,323
                                                            ------------
                                                               3,646,119
                                                            ------------
       United States Treasury Notes -- 2.8%
         2.13% due 01/31/10....................   8,750,000    8,824,515
         2.75% due 02/28/13....................     305,000      309,194
         2.88% due 01/31/13....................     535,000      545,324
         3.50% due 02/15/18....................     264,000      265,526

                                                    Principal    Market
                                                    Amount**/    Value
                  Security Description               Shares     (Note 2)
      -------------------------------------------------------------------
      United States Treasury Notes (continued)
        3.88% due 05/15/10......................... $  175,000 $   183,230
        3.88% due 09/15/10.........................      7,000       7,375
        4.00% due 02/15/15.........................  7,000,000   7,527,184
        4.25% due 11/15/17.........................    525,000     560,150
        4.38% due 12/15/10.........................    101,000     108,141
        4.50% due 02/15/16.........................    669,000     736,422
        4.50% due 05/15/17.........................  2,150,000   2,336,446
        4.63% due 12/31/11.........................    500,000     545,938
        4.75% due 05/31/12.........................    300,000     329,063
                                                               -----------
                                                                22,278,508
                                                               -----------
      Total U.S. Government Treasuries
         (cost $24,664,991)........................             25,924,627
                                                               -----------
      COMMON STOCK -- 0.5%
      Casino Services -- 0.0%
        Shreveport Gaming Holdings, Inc.+(4)(5)(6).      2,441      55,850
                                                               -----------
      Cellular Telecom -- 0.2%
        iPCS, Inc.(4)(5)(6)........................     60,413   1,410,644
                                                               -----------
      Independent Power Producers -- 0.1%
        Calpine Corp.+.............................     32,976     607,418
        Mirant Corp.+..............................      1,929      70,196
                                                               -----------
                                                                   677,614
                                                               -----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC+(4)(5)(6)(20)....    128,418      53,936
                                                               -----------
      Medical-Hospitals -- 0.1%
        MedCath Corp.+.............................     30,367     552,679
                                                               -----------
      Medical-Outpatient/Home Medical -- 0.0%
        Critical Care Systems International,
         Inc.+(4)(5)(6)............................      4,107          41
                                                               -----------
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.+...........      5,460       4,914
                                                               -----------
      Oil-Field Services -- 0.1%
        Trico Marine Services, Inc.+...............     22,008     857,652
                                                               -----------
      Total Common Stock
         (cost $2,301,260).........................              3,613,330
                                                               -----------
      PREFERRED STOCK -- 0.6%
      Banks-Money Center -- 0.1%
        Santander Finance Preferred SA
         4.00%.....................................     32,800     557,600
                                                               -----------
      Banks-Super Regional -- 0.0%
        Wachovia Capital Trust IX
         6.38%.....................................     12,800     273,152
                                                               -----------
      Diversified Financial Services -- 0.0%
        General Electric Capital Corp.
         8.00%(8)..................................     16,000     384,480
                                                               -----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC,
         Class C(4)(5)(6)(20)......................     39,177      78,353
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                     Shares/      Market
                                                    Principal     Value
                Security Description                Amount**     (Note 2)
    ----------------------------------------------------------------------
    PREFERRED STOCK (continued)
    Medical-Generic Drugs -- 0.1%
      Mylan, Inc.
       6.50%......................................         800 $    691,488
                                                               ------------
    Oil Companies-Exploration & Production -- 0.3%
      EXCO Resources, Inc. Convertible
       Series A-1
       7.00%(4)(6)(9).............................         190    2,109,000
      Transmeridian Exploration, Inc. Convertible
       15.00%(4)(9)...............................       3,852      154,080
                                                               ------------
                                                                  2,263,080
                                                               ------------
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed
       Trust Securities
       3.00%(3)...................................      29,200      499,320
                                                               ------------
    Total Preferred Stock
       (cost $5,355,702)..........................                4,747,473
                                                               ------------
    WARRANTS -- 0.0%+
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10 (strike price $4.31)(4)...      13,811        1,381
                                                               ------------
    Telecom Services -- 0.0%
      Leap Wireless International, Inc.
       Expires 04/15/10 (strike price
       $96.80) *(4)(5)............................         500            0
                                                               ------------
    Total Warrants
       (cost $39,260).............................                    1,381
                                                               ------------
    Total Long-Term Investment Securities
       (cost $761,279,529)........................              745,030,719
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 3.4%
    Time Deposits -- 3.4%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       0.60% due 04/01/08......................... $   382,000      382,000
      Euro Time Deposit with State Street
       Bank & Trust Co.
       1.50% due 04/01/08.........................  26,781,000   26,781,000
                                                               ------------
    Total Short-Term Investment Securities
       (cost $27,163,000).........................               27,163,000
                                                               ------------
    REPURCHASE AGREEMENTS -- 3.9%
      State Street Bank & Trust Co. Joint
       Repurchase Agreement(19)...................   2,471,000    2,471,000

                                                              Market
                                               Principal      Value
                Security Description           Amount**      (Note 2)
        ----------------------------------------------------------------
        REPURCHASE AGREEMENTS (continued)
          UBS Securities, LLC Joint
           Repurchase Agreement(19).......... $28,650,000  $ 28,650,000
                                                           ------------
        Total Repurchase Agreements
           (cost $31,121,000)................                31,121,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $819,563,529)(16)...........       100.1%  803,314,719
        Liabilities in excess of other assets        (0.1)   (1,062,712)
                                              -----------  ------------
        NET ASSETS --                               100.0% $802,252,007
                                              ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $65,030,167 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2) Variable Rate Security -- the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.
(4)  Fair valued security; see Note 2
(5)  Illiquid security
(6) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Strategic Bond Fund held the following restricted securities:

                                                                Market
                          Acquisi-  Principal Acquisi-          Value   % of
                            tion     Amount/    tion    Market   per    Net
   Name                     Date     Shares     Cost    Value   Share  Assets
   ----                  ---------- --------- -------- -------- ------ ------
   AMC Entertainment
    Holdings, Inc.
    7.80% due
    06/15/12............ 06/08/2007 $400,000  $390,000
                         09/27/2007   11,051    11,051
                         12/20/2007   11,014    11,014
                         03/19/2008   10,658    11,918
                                    --------  --------
                                     432,723   423,983 $367,815 $85.00  0.05%
   Critical Care Systems
    International, Inc.
    Common Stock........ 07/20/2006    4,107    37,181       41   0.01  0.00

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)

                                                               Market
                   Acquisi-  Principal   Acquisi-              Value     % of
                     tion     Amount/      tion      Market     per      Net
 Name                Date     Shares       Cost      Value     Share    Assets
 ----             ---------- ---------- ---------- ---------- --------- ------
 EXCO
  Resources,
  Inc.
  Convertible
  Preferred
  Stock Series
  A-1, 7.00%..... 03/29/2007 $       37 $  370,000
                  09/20/2007        153  1,530,000
                             ---------- ----------
                                    190  1,900,000 $2,109,000 11,100.00  0.26
 ICO North
  America, Inc.
  7.50% due
  08/15/09....... 08/11/2005    200,000    200,000
                  04/19/2006     65,000     80,925
                  03/05/2008     10,000     10,000
                             ---------- ----------
                                275,000    290,925    236,500     86.00  0.03
 iPCS, Inc.
  Common
  Stock.......... 07/28/2005      1,283          0
                  07/20/2004     59,130    916,511
                             ---------- ----------
                                 60,413    916,511  1,410,644     23.35  0.18
 Shreveport
  Gaming
  Holdings, Inc.
  Common
  Stock.......... 07/29/2005      2,047     47,128
                  07/21/2005        394      9,073
                             ---------- ----------
                                  2,441     56,201     55,850     22.88  0.01
 Southern
  Energy, Inc.
  7.90% due
  07/15/09....... 01/25/2006  1,125,000          0
                  06/06/2006    425,000          0
                             ---------- ----------
                              1,550,000          0          0      0.00  0.00
 Triax
  Pharmaceuticals
  14.70% due
  08/30/11....... 08/31/2007  1,500,000  1,348,961
                  10/31/2007      3,875      3,875
                  01/10/2008     11,404     11,404
                             ---------- ----------
                              1,515,279  1,364,240  1,362,702     90.00  0.17
 Triax
  Pharmaceuticals
  Common
  Stock.......... 08/31/2007    128,418     53,936     53,936      0.42  0.01
 Triax
  Pharmaceuticals
  Preferred
  Stock.......... 08/31/2007     39,177     78,353     78,353      2.00  0.01
                                                   ==========            ====
                                                   $5,674,841            0.72%
                                                   ==========            ====

(7)  Bond in default
(8) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(9) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10) Variable Rate Security -- the rate reflected is as of March 31, 2008, maturity date reflects next reset date.
(11) Company has filed Chapter 11 bankruptcy protection.
(12) Bond is in default and did not pay principal at maturity
(13) Company has filed Chapter 7 bankruptcy.
(14) Perpetual maturity -- maturity date reflects the next call date.
(15) Interest Only
(16) See Note 5 for cost of investments on a tax basis.
(17) Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(18) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(19) See Note 2 for details of Joint Repurchase Agreement.
(20) Consists of more than one class of securities traded together as a unit.
(21) A portion of the interest is paid in the form of additional bonds.
(22) Loan is subject to an unfunded loan commitment. See Note 11 for details
(23) Principal amount of security is adjusted for inflation.
(24) Bond is in default in country of issuance.
REMIC --Real Estate Mortgage Investment Conduit
TIPS --Treasury Inflation Protected Security
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD-- Australian Dollar
COP-- Columbian Peso
DKK-- Danish Krone
EUR-- Euro
JPY-- Japanese Yen
NOK-- Norwegian Krone
PLN-- Polish Zloty
SEK-- Swedish Krona

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                 Oil Companies-Exploration & Production.. 5.9%
                 Medical-Hospitals....................... 5.7
                 Special Purpose Entities................ 5.1
                 Cellular Telecom........................ 4.2
                 Transport-Air Freight................... 4.0
                 Casino Hotels........................... 3.1
                 Telecom Services........................ 2.7
                 Repurchase Agreements................... 2.6
                 Paper & Related Products................ 2.5
                 Chemicals-Specialty..................... 2.5
                 Pipelines............................... 2.5
                 Finance-Auto Loans...................... 2.4
                 Electric-Generation..................... 2.4
                 Cable TV................................ 2.3
                 Electric-Integrated..................... 2.3
                 Oil-Field Services...................... 2.1
                 Metal-Diversified....................... 1.9
                 Medical-Drugs........................... 1.9
                 Television.............................. 1.8
                 Investment Management/Advisor Services.. 1.5
                 Diversified Manufacturing Operations.... 1.5
                 Containers-Metal/Glass.................. 1.4
                 Independent Power Producers............. 1.3
                 Auto-Cars/Light Trucks.................. 1.3
                 Publishing-Periodicals.................. 1.3
                 Electronic Components-Semiconductors.... 1.2
                 Telephone-Integrated.................... 1.2
                 Diversified Financial Services.......... 1.1
                 Satellite Telecom....................... 1.1
                 Medical Products........................ 1.0
                 Agricultural Chemicals.................. 1.0
                 Physicians Practice Management.......... 0.9
                 Food-Meat Products...................... 0.9
                 Gambling (Non-Hotel).................... 0.9
                 Computer Services....................... 0.9
                 Casino Services......................... 0.9
                 Travel Services......................... 0.8
                 Retail-Drug Store....................... 0.8
                 Rental Auto/Equipment................... 0.8
                 Insurance Brokers....................... 0.7
                 Containers-Paper/Plastic................ 0.7
                 Recycling............................... 0.7
                 Direct Marketing........................ 0.7
                 Printing-Commercial..................... 0.6
                 Medical-HMO............................. 0.6
                 Consumer Products-Misc.................. 0.6
                 Real Estate Investment Trusts........... 0.6
                 Non-Hazardous Waste Disposal............ 0.6
                 Steel-Producers......................... 0.6
                 Theaters................................ 0.5
                 Storage/Warehousing..................... 0.5
                 Retail-Restaurants...................... 0.5
                 Electronic Components-Misc.............. 0.5
                 Medical Information Systems............. 0.5
                 Office Automation & Equipment........... 0.5
                 Airlines................................ 0.4
                 Electric Products-Misc.................. 0.4
                 Data Processing/Management.............. 0.4
                 Hotels/Motels........................... 0.4
                 Building-Residential/Commercial......... 0.4
                 Transactional Software.................. 0.4

                 Human Resources.........................  0.4%
                 Home Furnishings........................  0.3
                 Building & Construction Products-Misc...  0.3
                 Beverages-Non-alcoholic.................  0.3
                 Medical-Generic Drugs...................  0.3
                 Auto/Truck Parts & Equipment-Original...  0.3
                 Medical-Nursing Homes...................  0.3
                 Multimedia..............................  0.3
                 Food-Misc...............................  0.3
                 Finance-Mortgage Loan/Banker............  0.3
                 Research & Development..................  0.3
                 Broadcast Services/Program..............  0.3
                 Leisure Products........................  0.3
                 Rubber-Tires............................  0.3
                 Building & Construction-Misc............  0.3
                 Energy-Alternate Sources................  0.3
                 Decision Support Software...............  0.2
                 Funeral Services & Related Items........  0.2
                 Poultry.................................  0.2
                 Retail-Petroleum Products...............  0.2
                 Building Products-Wood..................  0.2
                 Applications Software...................  0.2
                 Transport-Services......................  0.2
                 Medical-Biomedical/Gene.................  0.1
                 Building Products-Doors & Windows.......  0.1
                 Vitamins & Nutrition Products...........  0.1
                                                          ----
                                                          98.1%
                                                          ====

Credit Quality+#

                               BBB.......   0.5%
                               BB........  18.5
                               B.........  48.4
                               CCC.......  24.0
                               Below C...   0.5
                               Not Rated@   8.1
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008


                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.5%
      Electronic Components-Semiconductors -- 0.4%
        Advanced Micro Devices, Inc.
         Senior Notes
         6.00% due 05/01/15*....................... $   50,000 $   31,437
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*.......................  1,845,000    827,944
                                                               ----------
                                                                  859,381
                                                               ----------
      Medical-Biomedical/Gene -- 0.1%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12........................    250,000    193,125
                                                               ----------
      Telecom Services -- 0.0%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(1)(2)(3)...............     78,000     67,080
                                                               ----------
      Total Convertible Bonds & Notes
         (cost $1,885,160).........................             1,119,586
                                                               ----------
      CORPORATE BONDS & NOTES -- 73.8%
      Agricultural Chemicals -- 1.0%
        Mosaic Global Holdings, Inc.
         Debentures
         7.38% due 08/01/18........................    405,000    413,100
        The Mosaic Co.
         Senior Notes
         7.63% due 12/01/16*.......................  1,475,000  1,585,625
                                                               ----------
                                                                1,998,725
                                                               ----------
      Airlines -- 0.5%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11........................    800,000    754,000
        United AirLines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.20% due 09/01/08........................    176,914    176,471
                                                               ----------
                                                                  930,471
                                                               ----------
      Applications Software -- 0.2%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13.......................    375,000    372,188
                                                               ----------
      Auto-Cars/Light Trucks -- 1.3%
        Ford Motor Co.
         Debentures
         6.38% due 02/01/29........................  1,615,000    969,000
        General Motors Corp.
         Debentures
         8.25% due 07/15/23........................  2,310,000  1,617,000
                                                               ----------
                                                                2,586,000
                                                               ----------
      Auto/Truck Parts & Equipment-Original -- 0.3%
        Lear Corp.
         Senior Notes
         8.75% due 12/01/16........................    735,000    627,506
                                                               ----------

                                                                   Market
                                                      Principal    Value
                   Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     Auto/Truck Parts & Equipment-Replacement -- 0.0%
       Exide Corp.
        Notes
        10.00% due 03/15/25+(1)(2)................... $1,650,000 $        0
                                                                 ----------
     Beverages-Non-alcoholic -- 0.1%
       Cott Beverages USA, Inc.
        Company Guar. Notes
        8.00% due 12/15/11...........................    290,000    234,900
                                                                 ----------
     Broadcast Services/Program -- 0.3%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14...........................    376,000    379,760
       Nexstar Finance, Inc.
        Senior Notes
        11.38% due 04/01/13(4).......................    200,000    194,250
                                                                 ----------
                                                                    574,010
                                                                 ----------
     Building & Construction Products-Misc. -- 0.3%
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14...........................    250,000    238,750
       NTK Holdings, Inc.
        Senior Notes
        10.75% due 03/01/14(4).......................    875,000    424,375
                                                                 ----------
                                                                    663,125
                                                                 ----------
     Building Products-Wood -- 0.2%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15..........................    552,000    380,880
                                                                 ----------
     Cable TV -- 2.3%
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10..........................    900,000    816,750
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13..........................  1,597,000  1,369,428
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        11.00% due 10/01/15..........................  2,861,000  1,966,937
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        8.75% due 11/15/13...........................    295,000    252,225
       Charter Communications, Inc.
        Senior Notes
        10.88% due 09/15/14*.........................    400,000    394,000
                                                                 ----------
                                                                  4,799,340
                                                                 ----------
     Casino Hotels -- 3.1%
       Eldorado Casino Corp.
        Sec. Bonds
        10.00% due 08/01/12(2)(5)....................  1,721,177  1,712,571
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(1)(2).....................  2,675,000  2,675,000
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14...........................    900,000    769,500

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Casino Hotels (continued)
          MGM Mirage, Inc.
           Senior Notes
           6.63% due 07/15/15.................... $  250,000 $  217,500
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*...................  1,025,000    978,875
                                                             ----------
                                                              6,353,446
                                                             ----------
        Casino Services -- 0.3%
          Indianapolis Downs LLC
           Sec. Notes
           11.00% due 11/01/12*..................    830,000    722,100
                                                             ----------
        Cellular Telecom -- 2.0%
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................  1,034,000    961,620
          Centennial Communications Corp.
           Senior Notes
           10.13% due 06/15/13...................    150,000    148,125
          Centennial Communications Corp.
           Senior Notes
           8.45% due 01/01/13(6).................    785,000    682,950
          MetroPCS Wireless, Inc.
           Senior Notes
           9.25% due 11/01/14....................  1,395,000  1,283,400
          Rural Cellular Corp.
           Senior Sub. Notes
           6.08% due 06/01/13(6).................  1,000,000  1,000,000
                                                             ----------
                                                              4,076,095
                                                             ----------
        Chemicals-Specialty -- 2.5%
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14....................  1,040,000  1,102,400
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    150,000    147,750
          Momentive Performance Materials, Inc.
           Senior Sub. Notes
           11.50% due 12/01/16...................  2,765,000  2,104,856
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12....................  2,100,000  1,795,500
                                                             ----------
                                                              5,150,506
                                                             ----------
        Computer Services -- 0.5%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,000,000    935,000
                                                             ----------
        Consumer Products-Misc. -- 0.6%
          American Achievement Corp.
           Senior Sub. Notes
           8.25% due 04/01/12....................    262,000    233,835

                                                                 Market
                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       Consumer Products-Misc. (continued)
         Visant Holding Corp.
          Senior Notes
          8.75% due 12/01/13....................... $  140,000 $  130,900
         Visant Holding Corp.
          Senior Notes
          10.25% due 12/01/13(4)...................    955,000    892,925
                                                               ----------
                                                                1,257,660
                                                               ----------
       Containers-Metal/Glass -- 0.6%
         Crown Cork & Seal Co., Inc.
          Debentures
          8.00% due 04/15/23.......................  1,000,000    930,000
         Owens-Brockway Glass Container, Inc.
          Company Guar. Notes
          8.25% due 05/15/13.......................    305,000    315,675
                                                               ----------
                                                                1,245,675
                                                               ----------
       Containers-Paper/Plastic -- 0.7%
         Jefferson Smurfit Corp.
          Company Guar. Notes
          8.25% due 10/01/12.......................    545,000    491,181
         Smurfit-Stone Container Enterprises, Inc.
          Senior Notes
          8.00% due 03/15/17.......................  1,205,000  1,012,200
                                                               ----------
                                                                1,503,381
                                                               ----------
       Data Processing/Management -- 0.4%
         Seitel, Inc.
          Senior Notes
          9.75% due 02/15/14.......................  1,075,000    905,688
                                                               ----------
       Decision Support Software -- 0.2%
         Vangent, Inc.
          Senior Sub. Notes
          9.63% due 02/15/15.......................    575,000    461,438
                                                               ----------
       Direct Marketing -- 0.7%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................  1,500,000  1,385,625
                                                               ----------
       Diversified Manufacturing Operations -- 1.0%
         Harland Clarke Holdings Corp.
          Notes
          7.82% due 05/15/15(6)....................    500,000    310,000
         Harland Clarke Holdings Corp.
          Notes
          9.50% due 05/15/15.......................    725,000    529,250
         Indalex Holding Corp.
          Sec. Notes
          11.50% due 02/01/14......................    575,000    468,625
         Sally Holdings LLC
          Company Guar. Notes
          10.50% due 11/15/16......................    785,000    726,125
                                                               ----------
                                                                2,034,000
                                                               ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric-Generation -- 2.4%
        Edison Mission Energy
         Senior Notes
         7.20% due 05/15/19......................... $1,420,000 $1,402,250
        Edison Mission Energy
         Senior Notes
         7.63% due 05/15/27.........................    590,000    554,600
        Reliant Energy Mid-Atlantic Power
         Holdings LLC
         Pass Through Certs. Series B
         9.24% due 07/02/17.........................    329,676    344,511
        The AES Corp.
         Senior Notes
         7.75% due 10/15/15.........................  1,185,000  1,193,888
        The AES Corp.
         Senior Notes
         8.00% due 10/15/17.........................  1,345,000  1,361,812
                                                                ----------
                                                                 4,857,061
                                                                ----------
      Electric-Integrated -- 2.3%
        Energy Future Holdings Corp.
         Company Guar. Notes
         10.88% due 11/01/17*.......................    925,000    934,250
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11.........................  1,055,000  1,076,100
        Mirant Americas Generation LLC
         Senior Notes
         8.50% due 10/01/21.........................    740,000    671,550
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(1)(2)(3)...............  3,525,000          0
        Texas Competitive Electric Holdings Co. LLC
         Senior Notes
         10.25% due 11/01/15*(2)(3).................  1,280,000  1,275,200
        Texas Competitive Electric Holdings Co. LLC
         Senior Notes
         10.25% due 11/01/15*.......................    215,000    214,194
        Texas Competitive Electric Holdings Co. LLC
         Senior Notes
         10.50% due 11/01/16*.......................    595,000    583,100
                                                                ----------
                                                                 4,754,394
                                                                ----------
      Electronic Components-Semiconductors -- 0.8%
        Amkor Technology, Inc.
         Senior Notes
         7.75% due 05/15/13.........................    395,000    360,438
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................    320,000    308,000
        Freescale Semiconductor, Inc.
         Senior Notes
         9.13% due 12/15/14.........................    635,000    463,550
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16........................    545,000    367,875
        Spansion, Inc.
         Senior Notes
         11.25% due 01/15/16*.......................    115,000     70,150
                                                                ----------
                                                                 1,570,013
                                                                ----------

                                                               Market
                                                  Principal    Value
                   Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         Energy-Alternate Sources -- 0.3%
           VeraSun Energy Corp.
            Senior Notes
            9.38% due 06/01/17*.................. $  265,000 $  181,525
           VeraSun Energy Corp.
            Sec. Notes
            9.88% due 12/15/12...................    370,000    342,250
                                                             ----------
                                                                523,775
                                                             ----------
         Finance-Auto Loans -- 2.4%
           Ford Motor Credit Co. LLC
            Senior Notes
            7.38% due 10/28/09...................  2,740,000  2,496,504
           GMAC LLC
            Senior Notes
            6.88% due 09/15/11...................  3,145,000  2,407,070
                                                             ----------
                                                              4,903,574
                                                             ----------
         Finance-Mortgage Loan/Banker -- 0.3%
           Residential Capital LLC
            Company Guar. Notes
            6.38% due 06/30/10...................  1,185,000    595,463
                                                             ----------
         Food-Misc. -- 0.3%
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11+(8)(9)...........    950,000    598,500
                                                             ----------
         Funeral Services & Related Items -- 0.2%
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17...................    470,000    453,550
                                                             ----------
         Gambling (Non-Hotel) -- 0.9%
           Downstream Development Authority
            Senior Notes
            12.00% due 10/15/15*.................    800,000    632,000
           Greektown Holdings LLC
            Senior Notes
            10.75% due 12/01/13*.................    600,000    546,000
           Waterford Gaming LLC
            Senior Notes
            8.63% due 09/15/14*..................    691,000    659,905
                                                             ----------
                                                              1,837,905
                                                             ----------
         Home Furnishings -- 0.4%
           Simmons Co.
            Company Guar. Notes
            7.88% due 01/15/14...................    265,000    217,300
           Simmons Co.
            Senior Notes
            10.00% due 12/15/14(4)...............    785,000    506,325
                                                             ----------
                                                                723,625
                                                             ----------
         Hotel/Motel -- 0.4%
           Gaylord Entertainment Co.
            Company Guaranteed Notes
            8.00% due 11/15/13...................    950,000    881,125
                                                             ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Human Resources -- 0.4%
        Team Health, Inc.
         Company Guar. Notes
         11.25% due 12/01/13........................ $  800,000 $  768,000
                                                                ----------
      Independent Power Producers -- 1.0%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.........................  1,205,000  1,180,900
        Orion Power Holdings, Inc.
         Senior Notes
         12.00% due 05/01/10........................    300,000    327,750
        Reliant Energy, Inc.
         Senior Notes
         7.88% due 12/31/17.........................    570,000    567,150
                                                                ----------
                                                                 2,075,800
                                                                ----------
      Insurance Brokers -- 0.7%
        USI Holdings Corp.
         Senior Notes
         6.94% due 11/15/14*(6).....................    725,000    523,813
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*........................  1,375,000    993,437
                                                                ----------
                                                                 1,517,250
                                                                ----------
      Investment Management/Advisor Services -- 1.5%
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.00% due 10/15/17*.......................    635,000    665,163
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.38% due 10/15/17*.......................  1,545,000  1,602,937
        LVB Acquisition Merger Sub, Inc.
         Senior Sub. Notes
         11.63% due 10/15/17*.......................    875,000    875,000
                                                                ----------
                                                                 3,143,100
                                                                ----------
      Medical Information Systems -- 0.5%
        Spheris, Inc.
         Senior Sub. Notes
         11.00% due 12/15/12........................  1,175,000    981,125
                                                                ----------
      Medical Products -- 1.0%
        ReAble Therapeutics Finance LLC
         Senior Notes
         10.88% due 11/15/14*.......................     70,000     65,800
        ReAble Therapeutics Finance LLC
         Company Guar. Notes
         11.75% due 11/15/14........................    830,000    726,250
        Universal Hospital Services, Inc.
         Senior Notes
         8.29% due 06/01/15(6)......................    685,000    609,650
        Universal Hospital Services, Inc.
         Senior Bonds
         8.50% due 06/01/15.........................    715,000    715,000
                                                                ----------
                                                                 2,116,700
                                                                ----------

                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       Medical-HMO -- 0.6%
         Multiplan, Inc.
          Senior Sub. Notes
          10.38% due 04/15/16*.................... $1,375,000 $1,258,125
                                                              ----------
       Medical-Hospitals -- 4.5%
         Community Health Systems, Inc.
          Senior Notes
          8.88% due 07/15/15......................  2,720,000  2,730,200
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13......................    710,000    617,700
         HCA, Inc.
          Senior Notes
          8.75% due 09/01/10......................    165,000    165,000
         HCA, Inc.
          Senior Notes
          9.13% due 11/15/14......................    545,000    561,350
         HCA, Inc.
          Senior Notes
          9.25% due 11/15/16......................  3,075,000  3,190,312
         HCA, Inc.
          Senior Notes
          9.63% due 11/15/16......................    950,000    985,625
         IASIS Healthcare LLC/IASIS Capital Corp.
          Bank Guar. Notes
          8.75% due 06/15/14......................    965,000    960,175
                                                              ----------
                                                               9,210,362
                                                              ----------
       Medical-Nursing Homes -- 0.3%
         Sun Healthcare Group, Inc.
          Senior Notes
          9.13% due 04/15/15......................    650,000    627,250
                                                              ----------
       Metal Processors & Fabrication -- 0.0%
         International Utility Structures
          Senior Sub Notes
          10.75% due 02/01/08+(1)(2)(8)(10).......  2,150,000     43,000
                                                              ----------
       Metal-Diversified -- 1.9%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17......................  1,830,000  1,942,087
         Noranda Aluminium Acquisition Corp.
          Senior Notes
          8.74% due 05/15/15*(6)..................  1,845,000  1,448,325
         Noranda Aluminium Holding Corp.
          Senior Notes
          10.49% due 11/15/14*(6).................    750,000    555,000
                                                              ----------
                                                               3,945,412
                                                              ----------
       Multimedia -- 0.2%
         Haights Cross Operating Co.
          Senior Notes
          11.75% due 08/15/11.....................    325,000    318,500
                                                              ----------
       Non-Ferrous Metals -- 0.0%
         Renco Metals, Inc.
          Bonds
          11.50% due 07/01/03+(1)(2)(11)(12)......  2,150,000          0
                                                              ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Non-Hazardous Waste Disposal -- 0.6%
        Allied Waste North America, Inc.
         Company Guar. Notes
         6.88% due 06/01/17......................... $  705,000 $  690,900
        Allied Waste North America, Inc.
         Senior Notes
         7.88% due 04/15/13.........................    415,000    426,931
        Waste Services, Inc.
         Senior Sub. Notes
         9.50% due 04/15/14.........................     75,000     71,813
                                                                ----------
                                                                 1,189,644
                                                                ----------
      Office Automation & Equipment -- 0.5%
        IKON Office Solutions, Inc.
         Senior Notes
         7.69% due 01/01/12*(6).....................  1,000,000    961,250
                                                                ----------
      Oil Companies-Exploration & Production -- 3.3%
        Atlas Energy Resources LLC
         Senior Notes
         10.75% due 02/01/18*.......................    575,000    582,187
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12.........................    190,000    190,475
        Brigham Exploration Co.
         Company Guar. Notes
         9.63% due 05/01/14.........................    675,000    580,500
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15*........................    760,000    661,200
        Chesapeake Energy Corp.
         Senior Notes
         6.63% due 01/15/16.........................    875,000    857,500
        Dune Energy, Inc.
         Senior Sec. Notes
         10.50% due 06/01/12........................    400,000    348,000
        Encore Acquisition Co.
         Senior Sub. Notes
         6.00% due 07/15/15.........................    365,000    328,500
        Energy Partners, Ltd.
         Senior Notes
         9.75% due 04/15/14.........................    820,000    676,500
        Hilcorp Energy I LP
         Senior Notes
         7.75% due 11/01/15*........................    850,000    796,875
        Sabine Pass LNG LP
         Sec. Notes
         7.50% due 11/30/16.........................  1,395,000  1,346,175
        Transmeridian Exploration, Inc.
         Company Guar. Notes
         12.00% due 12/15/10........................    650,000    507,000
                                                                ----------
                                                                 6,874,912
                                                                ----------
      Oil-Field Services -- 0.9%
        Allis-Chalmers Energy, Inc.
         Company Guar. Notes
         9.00% due 01/15/14.........................    580,000    527,800

                                                              Market
                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          Oil-Field Services (continued)
            Helix Energy Solutions Group, Inc.
             Senior Notes
             9.50% due 01/15/16*................ $  475,000 $  475,000
            Key Energy Services, Inc.
             Senior Notes
             8.38% due 12/01/14*................    375,000    374,063
            Oslo Seismic Services, Inc.
             1st Mtg. Bonds
             8.28% due 06/01/11.................    457,043    486,818
                                                            ----------
                                                             1,863,681
                                                            ----------
          Paper & Related Products -- 1.1%
            Bowater, Inc.
             Notes
             6.50% due 06/15/13.................    570,000    376,200
            Caraustar Industries, Inc.
             Notes
             7.38% due 06/01/09.................    610,000    414,800
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.00% due 01/15/15*................    685,000    642,187
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.13% due 01/15/17*................    365,000    337,625
            NewPage Corp.
             Sec. Notes
             10.00% due 05/01/12................    125,000    126,875
            NewPage Corp.
             Senior Notes
             10.00% due 05/01/12*...............    365,000    370,475
                                                            ----------
                                                             2,268,162
                                                            ----------
          Physicians Practice Management -- 0.9%
            US Oncology, Inc.
             Senior Sub. Notes
             10.75% due 08/15/14................  1,900,000  1,876,250
                                                            ----------
          Pipelines -- 2.5%
            Atlas Pipeline Partners LP
             Company Guar. Notes
             8.13% due 12/15/15.................    610,000    620,675
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16.................    925,000    957,375
            Dynegy Holdings, Inc.
             Senior Notes
             8.75% due 02/15/12.................     25,000     25,688
            Dynegy-Roseton Danskammer
             Pass Through Certs. Series B
             7.67% due 11/08/16.................  1,375,000  1,377,585
            El Paso Corp.
             Senior Sub. Notes
             6.88% due 06/15/14.................    685,000    700,412
            MarkWest Energy Partners LP
             Senior Notes
             6.88% due 11/01/14.................    570,000    538,650
            NGC Corp Capital Trust
             Bonds
             8.32% due 06/01/27.................  1,050,000    900,375
                                                            ----------
                                                             5,120,760
                                                            ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Poultry -- 0.2%
          Pilgrim's Pride Corp.
           Senior Sub. Notes
           8.38% due 05/01/17.................... $  495,000 $  435,600
                                                             ----------
        Printing-Commercial -- 0.2%
          Valassis Communications, Inc.
           Senior Notes
           8.25% due 03/01/15....................    610,000    501,725
                                                             ----------
        Publishing-Periodicals -- 0.9%
          Idearc, Inc.
           Company Guar. Notes
           8.00% due 11/15/16....................    850,000    550,375
          R.H. Donnelley Corp.
           Senior Notes
           8.88% due 10/15/17*...................    545,000    340,625
          The Reader's Digest Association, Inc.
           Senior Sub. Notes
           9.00% due 02/15/17*...................  1,320,000    881,100
                                                             ----------
                                                              1,772,100
                                                             ----------
        Real Estate Investment Trusts -- 0.6%
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14....................  1,280,000  1,228,800
                                                             ----------
        Recycling -- 0.7%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14....................  1,245,000    908,850
          Aleris International, Inc.
           Company Guar. Notes
           10.00% due 12/15/16...................    835,000    530,225
                                                             ----------
                                                              1,439,075
                                                             ----------
        Rental Auto/Equipment -- 0.6%
          Rental Service Corp.
           Notes
           9.50% due 12/01/14....................    760,000    634,600
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13....................    745,000    607,175
                                                             ----------
                                                              1,241,775
                                                             ----------
        Research & Development -- 0.3%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................  1,030,000    581,950
                                                             ----------
        Retail-Drug Store -- 0.8%
          Rite Aid Corp.
           Senior Notes
           9.50% due 06/15/17....................  2,055,000  1,613,175
                                                             ----------
        Retail-Petroleum Products -- 0.2%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14....................    445,000    433,875
                                                             ----------
        Retail-Regional Department Stores -- 0.0%
          Neiman-Marcus Group, Inc.
           Senior Sub. Notes
           10.38% due 10/15/15...................     55,000     55,000
                                                             ----------

                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      Retail-Restaurants -- 0.5%
        Dave & Buster's, Inc.
         Company Guar. Notes
         11.25% due 03/15/14....................... $  365,000 $  332,150
        NPC International, Inc.
         Company Guar. Notes
         9.50% due 05/01/14........................    830,000    751,150
                                                               ----------
                                                                1,083,300
                                                               ----------
      Rubber-Tires -- 0.3%
        Cooper Standard Automotive, Inc.
         Company Guar. Notes
         8.38% due 12/15/14........................    710,000    537,825
                                                               ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(1)(2)(11)(12)........    550,000         55
                                                               ----------
      Special Purpose Entities -- 4.8%
        AAC Group Holding Corp.
         Senior Notes
         10.25% due 10/01/12(4)....................  1,100,000    891,000
        Axcan Intermediate Holdings, Inc.
         Senior Notes
         9.25% due 03/01/15*.......................    550,000    544,500
        Buffalo Thunder Development Authority
         Senior Notes
         9.38% due 12/15/14*.......................    610,000    457,500
        CCM Merger, Inc.
         Notes
         8.00% due 08/01/13*.......................    850,000    714,000
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  1,100,000    990,000
        Consolidated Communications Illinois/Texas
         Holdings, Inc.
         Senior Notes
         9.75% due 04/01/12........................    810,000    849,488
        Hawker Beechcraft Acquisition Co. LLC/
         Hawker Beechcraft Notes Co.
         Senior Notes
         9.75% due 04/01/17........................    725,000    721,375
        Hexion US Fin Corp.
         Company Guar. Notes
         9.75% due 11/15/14........................    910,000    975,975
        KAR Holdings, Inc.
         Senior Notes
         7.24% due 05/01/14(6).....................    500,000    412,500
        KAR Holdings, Inc.
         Senior Notes
         8.75% due 05/01/14........................    290,000    258,100
        Local TV Finance LLC
         Senior Notes
         9.25% due 06/15/15*.......................    545,000    436,681
        MedCath Holdings Corp.
         Senior Notes
         9.88% due 07/15/12........................    646,000    675,070

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Special Purpose Entities (continued)
         MXEnergy Holdings, Inc.
          Senior Notes
          10.69% due 08/01/11(6).................. $  900,000 $  810,000
         PNA Intermediate Holding Corp.
          Senior Notes
          10.07% due 02/15/13(6)..................    300,000    233,250
         Snoqualmie Entertainment Authority
          Notes
          9.13% due 02/01/15*.....................    625,000    534,375
         Southern Star Central Corp.
          Senior Notes
          6.75% due 03/01/16......................    300,000    288,000
                                                              ----------
                                                               9,791,814
                                                              ----------
       Steel-Producer -- 0.6%
         Ryerson, Inc.
          Senior Sec. Notes
          12.00% due 11/01/15*....................  1,215,000  1,148,175
                                                              ----------
       Storage/Warehousing -- 0.5%
         Mobile Mini, Inc.
          Notes
          6.88% due 05/01/15......................    555,000    460,650
         Mobile Services Group, Inc.
          Company Guar. Notes
          9.75% due 08/01/14......................    685,000    640,475
                                                              ----------
                                                               1,101,125
                                                              ----------
       Telecom Services -- 1.8%
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.18% due 12/15/23......................    375,000    322,500
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.20% due 11/29/23......................  1,525,000  1,311,500
         Fair point Communications, Inc.
          Senior Notes
          13.13% due 04/01/18*....................    850,000    816,000
         PAETEC Holding Corp.
          Company Guaranteed Notes
          9.50% due 07/15/15......................  1,370,000  1,260,400
                                                              ----------
                                                               3,710,400
                                                              ----------
       Telephone-Integrated -- 1.2%
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15......................    375,000    339,375
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23......................    225,000    193,500
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................     16,000     14,000
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  1,320,000  1,240,800
         Sprint Capital Corp.
          Company Guar. Bonds
          6.38% due 05/01/09......................    650,000    640,250
                                                              ----------
                                                               2,427,925
                                                              ----------

                                                             Market
                                               Principal     Value
                 Security Description           Amount      (Note 2)
         -------------------------------------------------------------
         Television -- 1.8%
           ION Media Networks, Inc.
            Senior Notes
            5.69% due 01/15/12*(6)............ $  125,000 $    101,250
           ION Media Networks, Inc.
            Sec. Senior Notes
            10.51% due 01/15/13*(6)...........  2,525,000    1,893,750
           LIN Television Corp.
            Senior Sub. Notes
            6.50% due 05/15/13................  1,025,000      950,687
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14................    685,000      404,150
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11...............    710,000      445,525
                                                          ------------
                                                             3,795,362
                                                          ------------
         Theater -- 0.5%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14................  1,310,000    1,110,225
                                                          ------------
         Transactional Software -- 0.4%
           Open Solutions, Inc.
            Senior Sub. Notes
            9.75% due 02/01/15*...............  1,000,000      775,000
                                                          ------------
         Transport-Air Freight -- 4.0%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15................  5,437,354    5,981,089
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20*...............    768,209      749,004
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20................     19,499       19,012
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17................  1,301,358    1,548,616
                                                          ------------
                                                             8,297,721
                                                          ------------
         Transport-Services -- 0.2%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13................    365,000      334,888
                                                          ------------
         Travel Service -- 0.4%
           Travelport LLC
            Company Guar. Notes
            11.88% due 09/01/16...............  1,025,000      871,250
                                                          ------------
         Vitamins & Nutrition Products -- 0.1%
           General Nutrition Centers, Inc.
            Company Guar. Notes
            7.20% due 03/15/14(6).............    140,000      116,900
                                                          ------------
         Total Corporate Bonds & Notes
            (cost $167,203,382)...............             151,461,067
                                                          ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES -- 8.1%
      Building & Construction-Misc. -- 0.3%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11......................... $  535,000 $  529,650
                                                                ----------
      Building Products-Doors & Windows -- 0.1%
        Masonite International Corp.
         Company Guar. Notes
         11.00% due 04/06/15........................    223,000    151,640
                                                                ----------
      Containers-Metal/Glass -- 0.8%
        Vitro SAB de CV
         Senior Notes
         9.13% due 02/01/17.........................  1,865,000  1,547,950
                                                                ----------
      Diversified Manufacturing Operations -- 0.5%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*........................  1,045,000  1,076,350
                                                                ----------
      Electronic Components-Misc. -- 0.5%
        NXP BV/NXP Funding LLC
         Company Guar. Notes
         9.50% due 10/15/15.........................  1,305,000  1,073,362
                                                                ----------
      Food-Meat Products -- 0.9%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11.........................  1,075,000  1,072,312
        JBS SA
         Senior Notes
         10.50% due 08/04/16*.......................    825,000    796,125
                                                                ----------
                                                                 1,868,437
                                                                ----------
      Independent Power Producer -- 0.0%
        AES Drax Energy, Ltd.
         Sec. Notes
         11.50% due 08/30/10(2)(8)..................  4,460,000      4,460
                                                                ----------
      Medical-Drugs -- 1.1%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         6.83% due 12/01/13(6)......................  1,005,000    768,825
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14.........................    520,000    317,200
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11.........................  1,320,000  1,227,600
                                                                ----------
                                                                 2,313,625
                                                                ----------
      Multimedia -- 0.1%
        Quebecor Media, Inc.
         Senior Notes
         7.75% due 03/15/16*........................    325,000    296,563
                                                                ----------
      Oil Companies-Exploration & Production -- 0.7%
        Compton Petroleum Finance Corp.
         Company Guar. Notes
         7.63% due 12/01/13.........................    825,000    789,937
        OPTI Canada, Inc.
         Senior Notes
         7.88% due 12/15/14.........................    685,000    669,588

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       Oil Companies-Exploration & Production
        (continued)
         OPTI Canada, Inc.
          Senior Notes
          8.25% due 12/15/14..................... $   25,000 $    24,750
                                                             -----------
                                                               1,484,275
                                                             -----------
       Paper & Related Products -- 0.9%
         Abitibi-Consolidated Co. of Canada
          Senior Notes
          13.75% due 04/01/11*...................    900,000     920,250
         Abitibi-Consolidated Finance LP
          Company Guar. Bonds
          7.88% due 08/01/09.....................    215,000     180,600
         Abitibi-Consolidated, Inc.
          Notes
          6.00% due 06/20/13.....................    275,000     133,375
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10.....................  1,245,000     715,875
                                                             -----------
                                                               1,950,100
                                                             -----------
       Printing-Commercial -- 0.4%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16+(9)(10).............  1,605,000     762,375
                                                             -----------
       Satellite Telecom -- 1.1%
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16....................    500,000     506,875
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          9.25% due 02/01/15(4)..................  2,035,000   1,729,750
                                                             -----------
                                                               2,236,625
                                                             -----------
       Special Purpose Entity -- 0.3%
         Hellas Telecommunications
          Luxembourg II
          Sub. Notes
          8.46% due 01/15/15*(6).................    900,000     643,500
                                                             -----------
       Telecom Services -- 0.4%
         Global Crossing UK Finance PLC
          Company Guar. Notes
          10.75% due 12/15/14....................    635,000     628,650
         Wind Acquisition Finance SA
          Company Guar. Bonds
          10.75% due 12/01/15*...................    125,000     127,500
                                                             -----------
                                                                 756,150
                                                             -----------
       Total Foreign Corporate Bonds & Notes
          (cost $21,886,434).....................             16,695,062
                                                             -----------
       LOANS(13)(14) -- 7.7%
       Beverages-Non-alcoholic -- 0.2%
         Le-Natures, Inc.
          9.39% due 03/01/11+(2)(3)(8)(9)........  1,200,000     426,000
                                                             -----------
       Building-Residential/Commercial -- 0.4%
         TOUSA, Inc.
          13.13% due 07/31/13(2)(3)(5)...........  1,071,107     816,719
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        LOANS (continued)
        Casino Services -- 0.3%
          Herbst Gaming, Inc.
           Strip-Term B
           7.13% due 12/02/11(2)(3).............. $  110,637 $   79,327
          Herbst Gaming, Inc.
           Delayed Draw-Term B
           9.22% due 12/02/11(2)(3)..............    388,103    278,270
          Herbst Gaming. Inc.
           Delayed Draw-Term B-1
           9.22% due 12/02/11(2)(3)..............    180,434    129,371
          Herbst Gaming, Inc.
           Tranche 3
           9.22% due 12/02/11(2)(3)..............     91,523     65,622
          Herbst Gaming, Inc.
           Tranche 2
           9.33% due 12/02/11(2)(3)..............     52,022     37,300
          Herbst Gaming, Inc.
           9.33% due 12/02/11(2)(3)..............      2,207      1,583
          Herbst Gaming, Inc.
           Tranche1
           9.64% due 12/02/11(2)(3)..............    173,813    124,624
                                                             ----------
                                                                716,097
                                                             ----------
        Computer Services -- 0.4%
          CompuCom Systems, Inc.
           6.63% due 08/30/14(2)(3)..............    995,000    870,625
                                                             ----------
        Diversified Financial Services -- 1.1%
          Wind Acquisition Holdings Finance S.A.
           12.61% due 12/21/11(2)(3)(5)..........  2,625,508  2,287,473
                                                             ----------
        Electric Products-Misc. -- 0.4%
          Texas Competitive Electric
           6.60% due 10/10/14(2).................    880,833    804,261
          Texas Competitive Electric
           6.48% due 10/10/14(2).................    114,167    103,949
                                                             ----------
                                                                908,210
                                                             ----------
        Leisure Products -- 0.3%
          AMC Entertainment Holdings, Inc.
           7.80% due 06/15/12(2)(3)..............    649,085    551,722
                                                             ----------
        Medical-Drugs -- 0.7%
          Triax Pharmaceuticals LLC
           14.70% due 08/30/11(1)(2)(3)(15)(16)..  1,515,279  1,362,702
                                                             ----------
        Medical-Hospitals -- 1.0%
          Capella Healthcare, Inc.
           13.00% due 02/29/16(2)(3).............  1,000,000  1,000,000
          Iasis Healthcare Corp.
           8.49% due 06/15/14(2)(3)..............  1,082,746    985,299
                                                             ----------
                                                              1,985,299
                                                             ----------
        Oil-Field Services -- 0.9%
          Stallion Oilfield Service
           7.61% due 07/30/12(2)(3)..............  2,000,000  1,780,000
                                                             ----------
        Paper & Related Products -- 0.5%
          Boise Paper Holdings LLC
           9.63% due 02/22/15....................  1,000,000    942,500
                                                             ----------

                                                     Shares/     Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
     ---------------------------------------------------------------------
     Publishing-Periodicals -- 0.4%
       R.H. Donnelley Corp.
        4.58% due 06/30/11(2)(3)................... $1,000,000 $   932,375
                                                               -----------
     Rental Auto/Equipment -- 0.2%
       Neff Corp.
        8.40% due 11/30/14(2)(3)...................    500,000     345,834
                                                               -----------
     Telecom Services -- 0.5%
       Telesat Canada
        Senior Sub Bridge Loan
        9.00% due 10/31/08(2)......................  1,000,000     955,000
                                                               -----------
     Travel Service -- 0.4%
       Travelport Holdngs Ltd
        10.10% due 03/27/12(2)(3)(5)...............  1,120,229     784,160
                                                               -----------
     Total Loans
        (cost $17,863,952).........................             15,664,716
                                                               -----------
     COMMON STOCK -- 3.2%
     Casino Services -- 0.2%
       Capital Gaming International, Inc.+(1)......         77           0
       Shreveport Gaming Holdings, Inc.+(1)(2)(3)..     14,150     323,752
                                                               -----------
     Cellular Telecom -- 2.2%
       iPCS, Inc.+(1)(2)(3)........................    190,810   4,455,414
                                                               -----------
     Independent Power Producers -- 0.3%
       Calpine Corp................................     29,312     539,927
       Mirant Corp.+...............................      4,388     159,679
                                                               -----------
                                                                   699,606
                                                               -----------
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC+(1)(2)(3)(17).....    128,418      53,936
                                                               -----------
     Medical-Hospitals -- 0.2%
       MedCath Corp.+..............................     27,601     502,338
                                                               -----------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.+(1)(2)(3).............................     69,700         697
                                                               -----------
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.+............         40          36
                                                               -----------
     Oil-Field Services -- 0.3%
       Trico Marine Services, Inc.+................     15,745     613,583
                                                               -----------
     Total Common Stock
        (cost $2,800,677)..........................              6,649,362
                                                               -----------
     PREFERRED STOCK -- 2.2%
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC,
        Class C
        15.00%(1)(2)(3)(17)........................     39,177      78,353
                                                               -----------
     Medical-Generic Drugs -- 0.3%
       Mylan, Inc.
        6.50%......................................        750     648,270
                                                               -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)


                                                     Shares/      Market
                                                    Principal     Value
                 Security Description                Amount      (Note 2)
    -----------------------------------------------------------------------
    PREFERRED STOCK (continued)
    Oil Companies-Exploration & Production -- 1.9%
      EXCO Resources, Inc.
       Convertible Series A-1
       7.00%(1)(3)(5).............................        318  $  3,529,800
      Transmeridian Exploration, Inc.
       Convertible
       15.00%(1)(5)...............................      7,334       293,360
                                                               ------------
                                                                  3,823,160
                                                               ------------
    Total Preferred Stock
       (cost $4,664,067)..........................                4,549,783
                                                               ------------
    WARRANTS -- 0.0%+
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10
       (strike price $4.31)(1)....................     44,885         4,489
                                                               ------------
    Telecom Services -- 0.0%
      KMC Telecom Holdings, Inc.
       Expires 01/31/08
       (strike price $0.01)(1)(2).................      3,650             0
      Leap Wireless International, Inc.
       Expires 04/15/10
       (strike price $96.80)*(1)(2)...............      2,250             0
                                                               ------------
                                                                          0
                                                               ------------
    Total Warrants
       (cost $138,277)............................                    4,489
                                                               ------------
    Total Long-Term Investment Securities
       (cost $215,740,182)........................              196,144,065
                                                               ------------
    REPURCHASE AGREEMENT -- 2.6%
      State Street Bank & Trust Co. Joint
       Repurchase Agreement(18)
       (cost $5,281,000).......................... $5,281,000     5,281,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $221,021,182)(7).....................       98.1%  201,425,065
    Other assets less liabilities.................        1.9     3,829,656
                                                   ----------  ------------
    NET ASSETS --                                       100.0% $205,254,721
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $38,103,190 representing 18.56% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the High Yield Bond Fund held the following restricted securities:

                                                               Market
                  Acquisi-              Acquisi-               Value     % of
                    tion    Principal/    tion      Market      per      Net
 Name               Date      Shares      Cost      Value      Share    Assets
 ----            ---------- ---------- ---------- ---------- ---------- ------
 AMC Entertai
  nment
  Holdings
  7.80% due
  06/15/12
  Loan
  Agreement..... 06/08/2007 $  600,000 $  585,000
                 09/17/2007     16,576     16,576
                 12/20/2007     16,521     16,521
                 03/19/2008     15,988     15,988
                            ---------- ----------
                               649,085    634,085 $  551,722 $    85.00  0.27%
 Capella
  Healthcare,
  Inc. 13.00%
  due
  02/29/16
  Loan
  Agreement.....   3/3/2008  1,000,000    990,000  1,000,000     100.00  0.49%
 CompuCom
  Systems,
  Inc. 6.63%
  due
  08/30/14
  Loan
  Agreement.....  3/31/2008    995,000    955,193    870,625      88.00  0.42%
 Critical Care
  Systems
  International,
  Inc.
  Common
  Stock......... 07/20/2006     69,700    606,739        697       0.01  0.00%
 EXCO
  Resources,
  Inc. 7.00%,
  Series A-1
  Preferred
  Stock......... 03/29/2007        318  3,180,000  3,529,800  11,100.00  1.72%
 Herbst
  Gaming,
  Inc. 7.13%
  due
  12/02/11
  Loan
  Agreement.....  2/21/2008 $  110,637     90,496     79,327      72.00  0.04%
 Herbst
  Gaming,
  Inc. 9.22%
  due
  12/02/11
  Delayed
  Draw Term
  B Loan
  Agreement.....  2/21/2008    388,103    318,245    278,270      72.00  0.14%

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)

                                                                Market
                     Acquisi-              Acquisi-             Value   % of
                       tion    Principal/    tion      Market    per    Net
   Name                Date      Shares      Cost      Value    Share  Assets
   ----             ---------- ---------- ---------- ---------- ------ ------
   Herbst Gaming,
    Inc. 9.22% due
    12/02/11
    Delayed Draw
    Term B-1 Loan
    Agreement......  3/26/2008 $  180,434 $  128,559 $  129,371 $72.00  0.06%
   Herbst Gaming,
    Inc. 9.22% due
    12/02/11
    Tranche 3 Loan
    Agreement......  3/26/2008     91,523     65,210     65,622  72.00  0.03%
   Herbst Gaming,
    Inc. 9.33% due
    12/02/11
    Tranche 2 Loan
    Agreement......  3/26/2008     52,022     37,066     37,300  72.00  0.02%
   Herbst Gaming,
    Inc. 9.33% due
    12/02/11 Loan
    Agreement......  3/26/2008      2,207      1,572      1,583  72.00  0.00%
   Herbst Gaming,
    Inc. 9.64% due
    12/02/11
    Tranche 1 Loan
    Agreement......  3/26/2008    173,813    123,842    124,624  72.00  0.06%
   Iasis Healthcare
    Corp. 8.49%
    due 06/15/14
    Loan
    Agreement......  4/13/2007  1,000,000    985,000
                     7/26/2007     26,516     26,516
                    10/31/2007     27,834     27,834
                     1/31/2008     28,396     28,397
                               ---------- ----------
                                1,082,746  1,067,747    985,299  91.00  0.48%
   ICO North
    America, Inc.
    7.50% due
    08/15/09....... 08/11/2005     75,000     75,000
                    03/05/2008      3,000      3,000
                               ---------- ----------
                                   78,000     78,000     67,080  86.00  0.03%
   iPCS, Inc.
    Common
    Stock.......... 07/20/2004    183,497  2,998,963
                    07/28/2005      7,313          0
                               ---------- ----------
                                  190,810  2,998,963  4,455,414  23.35  2.17%

                                                                Market
                     Acquisi-              Acquisi-             Value   % of
                       tion    Principal/    tion      Market    per    Net
  Name                 Date      Shares      Cost      Value    Share  Assets
  ----              ---------- ---------- ---------- ---------- ------ ------
  Le-Natures, Inc.
   9.39% due
   03/01/11 Loan
   Agreement.......  9/26/2006 $1,200,000 $1,200,000 $  426,000 $36.00  0.21%
  Neff Corp. 8.40%
   due 11/30/14
   Loan
   Agreement.......  5/22/2007    500,000    500,000    345,834  69.00  0.17%
  R.H.Donnelley
   Corp. 4.58%
   due 06/30/11
   Loan
   Agreement.......  2/28/2008  1,000,000     92,890    932,375  93.00  0.45%
  Shreveport
   Gaming
   Holdings, Inc.
   Common
   Stock........... 07/21/2005      2,321     53,448
                    07/29/2005     11,829    272,336
                               ---------- ----------
                                   14,150    325,784    323,752  22.88  0.16%
  Southern Energy,
   Inc. 7.90% due
   07/15/09........ 01/10/2006 $3,525,000          0          0   0.00  0.00%
  Stallion Oilfield
   Service 7.61%
   due 07/30/12
   Loan
   Agreement....... 07/18/2007  1,000,000    980,000
                    12/04/2007  1,000,000    950,000
                               ---------- ----------
                                2,000,000  1,930,000  1,780,000  89.00  0.87%
  Texas
   Competitive
   Electric
   10.25% due
   11/01/15........ 10/24/2007  1,280,000  1,348,084  1,275,200  99.63  0.62%
  TOUSA,Inc.
   13.13% due
   07/31/13 Loan
   Agreement....... 10/11/2007  1,022,829    920,511
                     1/16/2008     11,293     11,293
                      3/6/2008     10,700     10,700
                     3/31/2008     26,285     26,285
                               ---------- ----------
                                1,071,107    968,789    816,719  76.00  0.40%

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)

                                                                   Market
                       Acquisi-              Acquisi-              Value   % of
                         tion    Principal/    tion      Market     per    Net
Name                     Date      Shares      Cost      Value     Share  Assets
----                  ---------- ---------- ---------- ----------- ------ ------
Travelport Holdings,
 Ltd. 10.10% due
 03/27/12 Loan
 Agreement........... 03/30/2007 $1,000,000 $  970,000
                      06/29/2007     32,390     32,389
                      09/28/2007     32,255     32,255
                      12/31/2007     33,909     33,909
                      02/29/2008     21,675     21,675
                                 ---------- ----------
                                  1,120,229  1,090,228 $   784,160 $70.00  0.38%
Triax
 Pharmaceuticals
 LLC 14.70% due
 08/30/11
 Class C Loan
 Agreement........... 08/30/2007  1,500,000  1,348,961
                      10/31/2007      3,875      3,875
                      01/10/2008     11,404     11,404
                                 ---------- ----------
                                  1,515,279  1,364,240   1,362,702  90.00  0.66%
Triax Pharmaceuticals
 LLC Common
 Stock............... 08/31/2007    128,418     53,936      53,936   0.42  0.03%
Triax Pharmaceuticals
 LLC, Class C
 15.00% Preferred
 Stock............... 08/31/2007     39,177     78,353      78,353   2.00  0.04%
Wind Acquisition
 Holdings Finance
 S.A.12.61% due
 12/21/11 Loan
 Agreement........... 02/27/2007    206,306    205,512
                      03/06/2007    206,305    205,020
                      03/15/2007    515,763    513,799
                      03/19/2007    309,459    307,530
                      06/21/2007    412,748    415,000
                      08/15/2007     16,438     16,438
                      07/18/2007      6,575      6,575
                      07/18/2007      6,575      6,575
                      07/18/2007      9,863      9,863
                      11/05/2007     54,462     54,462
                      11/09/2007    800,000    801,854
                      01/31/2008     81,014     81,014
                                 ---------- ----------
                                  2,625,508  2,623,642   2,287,473  87.00  1.10%
                                 ---------- ---------- -----------        -----
                                                       $22,643,238        11.02%
                                                       ===========        =====

(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.
(7)See Note 5 for cost of investments on a tax basis.
(8)Security in default
(9)Company has filed Chapter 11 bankruptcy protection.
(10)Company has filed bankruptcy in country of issuance.
(11)Bond is in default and did not pay principal at maturity.
(12)Company has filed for Chapter 7 bankruptcy protection.
(13)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)A portion of the interest is paid in the form of additional bonds.
(16)Loan is subject to an unfunded loan commitment. See Note 11 for details
(17)Consist of more than one class of securities traded together as a unit.
(18)See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Allocation by States*

                     Ohio........................... 18.6%
                     New York....................... 14.8
                     Massachusetts.................. 13.6
                     Georgia........................  7.3
                     Indiana........................  7.2
                     New Jersey.....................  5.2
                     Connecticut....................  5.1
                     Alabama........................  4.9
                     New Mexico.....................  4.9
                     South Dakota...................  4.2
                     North Carolina.................  3.7
                     South Carolina.................  3.7
                     Michigan.......................  3.5
                     California.....................  1.2
                     Idaho..........................  0.7
                     Pennsylvania...................  0.2
                     Registered Investment Companies  0.1
                                                     ----
                                                     98.9%
                                                     ====

Credit Quality Allocation+#

                               AAA.......  80.3%
                               AA........  13.4
                               A.........   4.0
                               Not Rated@   2.3
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008


                                                                   Market
                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    MUNICIPAL BONDS & NOTES -- 95.9%
    Alabama -- 4.9%
      Auburn University General Fee Revenue,
       Series A
       5.00% due 06/01/33(1)......................... $1,000,000 $  997,090
      State of Alabama
       Series A
       5.00% due 08/01/17(1).........................  1,500,000  1,655,055
                                                                 ----------
                                                                  2,652,145
                                                                 ----------
    Connecticut -- 5.1%
      State of Connecticut
       Refunded, Series B,
       5.00% due 06/01/14(1).........................  2,500,000  2,746,775
                                                                 ----------
    Georgia -- 7.3%
      Augusta Georgia Water & Sewer Revenue,
       Refunding
       5.00% due 10/01/30(1).........................  1,500,000  1,512,135
      Douglas County Georgia School District,
       General Obligation
       5.00% due 04/01/24(1).........................  2,240,000  2,318,736
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/09(1).........................     60,000     62,075
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/13(1).........................     85,000     94,185
                                                                 ----------
                                                                  3,987,131
                                                                 ----------
    Indiana -- 7.2%
      Indiana Transportation Finance
       Authority Highway Revenue,
       Series A,
       5.25% due 06/01/26(1).........................  3,500,000  3,896,095
                                                                 ----------
    Massachusetts -- 13.6%
      Massachusetts State Water Resources Authority,
       Revenue,
       Series A,
       5.00% due 08/01/24(1).........................  3,910,000  3,988,317
      University Massachusetts Building
       Authority Project Revenue,
       Series 04-1,
       5.25% due 11/01/27(1).........................  3,000,000  3,379,170
                                                                 ----------
                                                                  7,367,487
                                                                 ----------
    Michigan -- 3.5%
      Detroit Michigan Sewer Disposal Revenue,
       3.77% due 07/01/32(1)(2)......................  2,445,000  1,919,325
                                                                 ----------
    New Jersey -- 5.2%
      Garden State New Jersey Preservation
       Trust Open Space And Farmland Preservation,
       Series A,
       5.80% due 11/01/17(1).........................  2,500,000  2,844,100
                                                                 ----------

                                                                   Market
                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    New Mexico -- 4.9%
      New Mexico Finance Authority Transportation,
       Series A,
       5.25% due 06/15/21(1)......................... $2,500,000 $2,675,600
                                                                 ----------
    New York -- 14.4%
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/13(1).........................    410,000    488,490
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/13(1).........................     35,000     42,337
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/14(1).........................     45,000     55,727
      City of Niagara Falls New York,
       General Obligation
       7.50% due 03/01/14(1).........................    510,000    620,186
      New York State Thruway Authority,
       Series H
       5.00% due 01/01/19(1).........................  1,000,000  1,080,820
      New York State Thruway Authority,
       Series G,
       5.25% due 01/01/27(1).........................  1,500,000  1,545,405
      Sales Tax Asset Receivables Corp.,
       Series A,
       5.25% due 10/15/27(1).........................  2,000,000  2,066,900
      Triborough Bridge & Tunnel Authority,
       General Purpose
       4.75% due 11/15/30............................  2,000,000  1,940,540
                                                                 ----------
                                                                  7,840,405
                                                                 ----------
    North Carolina -- 3.7%
      University of North Carolina Revenue,
       5.00% due 12/01/31............................  2,000,000  2,013,580
                                                                 ----------
    Ohio -- 18.2%
      Cuyahoga County, Ohio Revenue,
       Series A,
       5.75% due 01/01/24............................  2,000,000  2,077,620
      Franklin County, Ohio Hospital Revenue,
       Series C,
       5.25% due 05/15/23............................  3,000,000  3,056,340
      Olentangy Local School District Ohio,
       Series A,
       5.25% due 12/01/27(1).........................  3,250,000  3,627,422
      Woodridge, Ohio, Woodmore Local
       School District,
       6.80% due 12/01/14(1).........................  1,000,000  1,118,820
                                                                 ----------
                                                                  9,880,202
                                                                 ----------
    South Carolina -- 3.7%
      South Carolina State Public Service Authority,
       Series A
       5.00% due 01/01/32(1).........................  2,000,000  2,011,100
                                                                 ----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (continued)



                                                    Principal    Market
                                                     Amount/     Value
                 Security Description                Shares     (Note 2)
     --------------------------------------------------------------------
     MUNICIPAL BONDS & NOTES (continued)
     South Dakota -- 4.2%
       South Dakota State Health &
        Educational Facilities Revenue,
        Refunding,
        6.25% due 07/01/10(1)..................... $2,120,000  $ 2,287,545
                                                               -----------
     Total Long-Term Investment Securities
        (cost $50,925,833)........................              52,121,490
                                                               -----------
     SHORT-TERM INVESTMENT SECURITIES -- 3.0%
     California -- 1.2%
       California Housing Finance Agency Revenue,
        Bonds Series J
        3.00% due 08/01/08(1)(3)..................    650,000      650,000
                                                               -----------
     Idaho -- 0.7%
       Idaho Health Facilities Authority Revenue,
        St. Lukes Regional Medical Center Project
        1.20% due 04/01/08(1)(3)..................    400,000      400,000
                                                               -----------
     New York -- 0.4%
       City of New York NY,
        General Obligation
        1.01% due 04/01/08(3).....................    200,000      200,000
                                                               -----------
     Ohio -- 0.4%
       Ohio Housing Finance Agency Mtg. Revenue,
        Residential Mtg.
        1.95% due 09/01/08(3).....................    200,000      200,000
                                                               -----------
     Pennsylvania -- 0.2%
       Pittsburgh PA Water & Sewer Authority,
        Series B-2
        1.75% due 04/02/08(1)(3)..................    100,000      100,000
                                                               -----------
     Registered Investment Company -- 0.1%
       SSgA Tax Free Money Market Fund............     61,534       61,534
                                                               -----------
     Total Short-Term Investment Securities
        (cost $1,611,534).........................               1,611,534
                                                               -----------
     TOTAL INVESTMENTS --
        (cost $52,537,367)(4).....................       98.9%  53,733,024
     Other assets less liabilities................        1.1      602,386
                                                   ----------  -----------
     NET ASSETS --                                      100.0% $54,335,410
                                                   ==========  ===========

--------
(1) All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $44,183,410 or 81.3% of Net Assets.
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.
(3) Variable Rate Security -- the rate reflected is as of March 31, 2008, maturity date reflects next reset date.
(4)  See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by the active trading of municipal bonds and other municipal securities. Under normal market conditions, at least 80% of Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's ("The Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced by using the average of at least two independent quotes obtained from brokers.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                Percentage Principal
Fund             Interest   Amount
----            ---------- ----------
Strategic Bond.    1.46%   $2,471,000
High Yield Bond    3.12     5,281,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2008, bearing interest at a rate of 0.80% per annum, with a principal amount of $169,381,000, a repurchase price of $169,384,764 and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

                    Interest Maturity  Principal
Type of Collateral    Rate     Date     Amount    Market Value
------------------  -------- -------- ----------- ------------
U.S. Treasury Bonds   6.25%  08/15/23 $93,628,724 $95,501,775
U.S. Treasury Bonds   8.00   11/15/21  15,573,722  15,885,196
U.S. Treasury Bonds   8.75   08/15/20  60,178,554  61,382,125

   In addition, at March 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities    1.50%   $ 1,500,000
GNMA......................    1.82      1,818,000
Strategic Bond............   28.65     28,650,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated March 31, 2008, bearing interest at a rate of 1.40% per annum, with a principal amount of $100,000,000 a repurchase price of $100,003,889, and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal
Type of Collateral                    Rate     Date     Amount     Market Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   3.44%  07/15/14 $100,000,000 $102,000,201

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The management of the Trust has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No, 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2008, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)



   Investment Securities Loaned: During the year ended March 31, 2008, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At March 31, 2008, there were no loaned securities outstanding in the U.S. Government Securities Fund or GNMA Fund.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box occurs when a Fund to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund and the GNMA Fund ("Funds") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)

   equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended March 31, 2008 the U.S. Government Securities Fund and the GNMA Fund entered into dollar roll transactions.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
U.S. Government Securities Fund           $0 - $200 million   0.650%
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon each Fund's average daily net assets:

                                        Sub-advisory Fees
                              -------------------------------------
                              Strategic Bond High Yield  Tax Exempt
Assets                             Fund      Bond Fund  Insured Fund
------                        -------------- ---------- ------------
$0 - $200 million............      0.35%        0.45%       0.25%
  (greater than) $200 million      0.25         0.35        0.22
  (greater than) $500 million      0.20         0.30        0.15

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, AIG SunAmerica or AIGGIC, within the meaning of the 1940 Act ("Disinterested Trustees").

Fund                               Percentage
----                               ----------
U.S. Government Securities Class A    0.99%
U.S. Government Securities Class B    1.64
U.S. Government Securities Class C    1.64
GNMA Fund Class A.................    0.99
GNMA Fund Class B.................    1.64
GNMA Fund Class C.................    1.64
Strategic Bond Class A............    1.40
Strategic Bond Class B............    2.05
Strategic Bond Class C............    2.05
High Yield Bond Class A...........    1.36
High Yield Bond Class B...........    2.01
High Yield Bond Class C...........    2.01

   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                            Percentage
----                            ----------
Tax Exempt Insured Fund Class C    1.95%

   For the year ended March 31, 2008, pursuant to the contractual and voluntary expense limitations in the above tables AIG SunAmerica has waived and/or reimbursed expenses as follows:

Fund                                Amount
----                               --------
U.S. Government Securities Class A $652,650
U.S. Government Securities Class B   66,277
U.S. Government Securities Class C   59,589
GNMA Class A......................  490,764
GNMA Class B......................   96,691
GNMA Class C......................   64,068
High Yield Bond Class A...........  301,230
High Yield Bond Class B...........   85,589
High Yield Bond Class C...........  138,647
Tax Exempt Insured Class C........   11,901

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the year ended March 31, 2008, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended March 31, 2008, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B        Class C
                           ----------------------------------------------------- -------------- --------------
                                                                    Contingent     Contingent     Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges        Charges        Charges
----                       -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities $ 61,647    $  9,810       $ 41,122       $ 4,009        $ 17,041       $12,878
GNMA......................   74,375      23,110         38,672           930         126,267         1,207
Strategic Bond............  703,081     101,208        483,952         6,448         137,639        79,709
High Yield Bond...........  301,614      36,407        213,933        11,571         115,700        21,748
Tax Exempt Insured........   68,027      28,753         25,945            --           6,014           208

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                              Payable at
Fund                              Expenses  March 31, 2008
----                             ---------- --------------
US Government Securities Class A $  369,295    $35,620
US Government Securities Class B     30,459      2,842
US Government Securities Class C     26,190      3,115
GNMA Class A....................    700,769     61,218
GNMA Class B....................    110,183      8,686
GNMA Class C....................     63,897      6,455
Strategic Bond Class A..........  1,081,555     90,048
Strategic Bond Class B..........    117,989      9,711

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)

                                      Payable at
Fund                       Expenses March 31, 2008
----                       -------- --------------
Strategic Bond Class C.... $546,302    $49,171
High Yield Bond Class A...  396,603     19,940
High Yield Bond Class B...   94,379      6,511
High Yield Bond Class C...  170,231     11,579
Tax Exempt Insured Class A  105,232      8,695
Tax Exempt Insured Class B    9,254        625
Tax Exempt Insured Class C    8,491        725

   At March 31, 2008, affiliated funds of the SunAmerica Focused Series, Inc. owned 13%, 56%, 38% and 4% of the outstanding Class A Shares of U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund, respectively.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2008 were as follows:

                                        U.S. Government                                 High     Tax Exempt
                                          Securities         GNMA       Strategic    Yield Bond   Insured
                                             Fund            Fund       Bond Fund       Fund        Fund
                                        --------------- -------------- ------------ ------------ -----------
Purchases (excluding U.S. government
 securities)...........................  $         --   $           -- $980,134,206 $209,245,402 $30,099,409
Sales (excluding U.S. government
 securities)...........................            --               --  903,160,745  305,307,388  30,794,753
Purchases of U.S. government securities   650,392,168    1,391,487,376  289,307,377           --          --
Sales of U.S. government securities....   572,579,982    1,411,376,237  239,897,212           --          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                    Distributable Earnings                   Tax Distributions
                              For the year ended March 31, 2008      For the year ended March 31, 2008
                           ---------------------------------------  ------------------------------------
                                         Long-term
                                       Gains/Capital   Unrealized
                            Ordinary       Loss       Appreciation   Ordinary     Long-term
Fund                         Income    CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                       ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities $  347,953  $ (3,955,247)  $  6,869,931  $ 7,552,664   $     --    $       --
GNMA......................  2,547,462            --      7,480,875   16,873,452         --            --
Strategic Bond............  9,909,714   (23,200,320)   (18,247,085)  45,247,978         --            --
High Yield Bond...........  2,070,302   (90,679,638)   (20,106,872)  21,181,473         --            --
Tax Exempt Insured........     17,597*     (110,179)     1,195,869      103,254    360,487     1,811,170

                                    Tax Distributions
                            For the year ended March 31, 2007
                           ------------------------------------
                            Ordinary     Long-term
Fund                         Income    Capital Gains Tax Exempt
----                       ----------- ------------- ----------
U.S. Government Securities $ 7,185,444   $     --    $       --
GNMA......................  17,110,566         --            --
Strategic Bond............  26,453,510         --            --
High Yield Bond...........  21,478,406         --            --
Tax Exempt Insured........          --    436,699     2,040,644

--------
 * Tax exempt distributable earnings.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                  U.S.
                                               Government                                              Tax Exempt
                                               Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  -----------
Cost......................................... $225,796,256  $444,060,136  $821,815,430  $221,531,937  $52,537,155
                                              ============  ============  ============  ============  ===========
Appreciation.................................    7,251,290     8,204,327    18,299,956     8,745,528    2,064,013
Depreciation.................................     (381,359)     (723,452)  (36,800,667)  (28,852,400)    (868,144)
                                              ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $  6,869,931  $  7,480,875  $(18,500,711) $(20,106,872) $ 1,195,869
                                              ============  ============  ============  ============  ===========

   As of March 31, 2008, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                    Capital Loss Carryforward
                           ---------------------------------------------------------------------------
Fund                          2009       2010        2011     2012 2013   2014      2015       2016
----                       ---------- ----------- ----------- ---- ---- -------- ---------- ----------
U.S. Government Securities $       -- $        -- $        -- $ -- $ -- $271,576 $3,683,671 $       --
GNMA......................         --          --          --   --   --       --         --         --
Strategic Bond............  5,601,470   6,464,175  10,040,945   --   --       --         --  1,093,730
High Yield Bond...........  5,383,683  32,249,552  48,994,980   --   --       --         --  4,051,423
Tax Exempt Insured Fund...         --          --          --   --   --       --         --    110,179

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2008:

                                Capital Loss  Capital Loss
                                Carryforward  Carryforward
Fund                              Utilized      Expired
----                            ------------- ------------
U.S. Government Securities Fund $     651,350  $6,611,899
GNMA Fund......................  4,166,987.00          --
Strategic Bond Fund............            --   1,298,736

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2008, the Funds elected to defer capital losses as follows:

                             Deferred     Deferred
                           Post-October Post-October
Fund                       Capital Loss Currency Loss
----                       ------------ -------------
U.S. Government Securities  $   61,459      $ --
GNMA......................     251,195        --
Strategic Bond............   4,185,371        --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   For the period ended March 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency to the components of net assets as follows:

                            Accumulated    Accumulated
                           Undistributed  Undistributed
                           Net Investment Net Realized    Capital
                           Income (Loss)   Gain (Loss)    Paid-in
                           -------------- ------------- -----------
U.S. Government Securities  $   283,270   $  6,328,561  $(6,611,831)
GNMA......................      767,937       (767,937)          --
Strategic Bond............   12,775,086    (11,476,350)  (1,298,736)
High Yield Bond...........      436,846       (436,846)          --
Tax Exempt Insured........          (52)            52           --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                         U.S. Government Securities Fund
                        ------------------------------------------------------------------------------------------------
                                              Class A                                          Class B
                        --------------------------------------------------  --------------------------------------------
                                 For the                   For the                 For the                For the
                               year ended                year ended               year ended             year ended
                             March 31, 2008            March 31, 2007           March 31, 2008         March 31, 2007
                        ------------------------  ------------------------  ---------------------  ---------------------
                          Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)...  9,490,829  $ 88,581,997   3,646,252  $ 33,613,249   455,993  $ 4,311,869   282,251  $ 2,588,038
Reinvested shares......    544,377     5,081,275     526,641     4,833,737    37,519      349,840    49,844      457,468
Shares redeemed(1)(2).. (6,776,630)  (63,242,348) (4,206,287)  (38,554,728) (500,368)  (4,646,557) (842,993)  (7,715,872)
                        ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)  3,258,576  $ 30,420,924     (33,394) $   (107,742)   (6,856) $    15,152  (510,898) $(4,670,366)
                        ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                  U.S. Government Securities Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the                   For the
                               year ended                year ended
                             March 31, 2008            March 31, 2007
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  1,530,061  $ 14,467,476     496,953  $  4,562,238
Reinvested shares......     28,676       267,675      27,739       254,466
Shares redeemed(3).....   (871,773)   (8,170,746)   (358,841)   (3,275,190)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    686,964  $  6,564,405     165,851  $  1,541,514
                        ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 219,512 shares of Class B shares in the amount of $1,837,805 to 219,626 shares of Class A shares in the amount of $1,837,805.
(2)For the year ended March 31, 2008, includes automatic conversion of 108,807 shares of Class B shares in the amount of $760,717 to 108,851 shares of Class A shares in the amount of $760,717
(3)For the year ended March 31, 2008, includes automatic conversion of 11,097 shares of Class C shares in the amount of $102,964 to 11,090 shares of Class A shares in the amount of $102,964.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


                                                                   GNMA Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                     For the                    For the                   For the
                          year ended                  year ended                 year ended                year ended
                        March 31, 2008              March 31, 2007             March 31, 2008            March 31, 2007
                  --------------------------  --------------------------  ------------------------  ------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(3)(5)(7)   6,310,957  $  70,104,250    5,070,934  $  55,936,052     229,129  $  2,590,101     202,312  $  2,228,911
Reinvested
 shares..........   1,044,195     11,665,053    1,007,246     11,085,707     125,700     1,405,978     164,211     1,810,798
Shares
 redeemed(1)(5)..  (6,724,233)   (75,305,388)  (5,652,486)   (62,223,827) (1,490,358)  (16,623,314) (2,138,731)  (23,557,708)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)......     630,919  $   6,463,915      425,694  $   4,797,932  (1,135,529) $(12,627,235) (1,772,208) $(19,517,999)
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                         GNMA Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the                     For the
                          year ended                  year ended
                        March 31, 2008              March 31, 2007
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------
Shares sold......   1,042,164  $  11,890,901      360,698  $   3,979,813
Reinvested
 shares..........      71,319        799,761       88,961        982,412
Shares
 redeemed(3)(7)..    (787,761)    (8,794,849)  (1,340,161)   (14,773,461)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......     325,722  $   3,895,813     (890,502) $  (9,811,236)
                  ===========  =============  ===========  =============

                                                              Strategic Bond Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                     For the                    For the                   For the
                          year ended                  year ended                 year ended                year ended
                        March 31, 2008              March 31, 2007             March 31, 2008            March 31, 2007
                  --------------------------  --------------------------  ------------------------  ------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(2)(4)(6)(8)  54,454,486  $ 194,890,790  102,882,348  $ 365,610,133   3,096,751  $ 11,052,278   5,637,811  $ 20,072,310
Reinvested
 shares..........   6,083,610     21,672,951    4,121,411     14,717,371     501,399     1,784,869     390,832     1,394,386
Shares
 redeemed(2)(6).. (47,409,808)  (168,605,626) (29,208,072)  (104,210,772) (3,950,315)  (14,098,342) (3,782,125)  (13,433,833)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------

 Net increase
 (decrease)......  13,128,288  $  47,958,115   77,795,687  $ 276,116,732    (352,165) $ (1,261,195)  2,246,518  $  8,032,863
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                    Strategic Bond Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the                     For the
                          year ended                  year ended
                        March 31, 2008              March 31, 2007
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------
Shares sold......  29,322,990  $ 105,186,765   38,346,566  $ 137,670,076
Reinvested
 shares..........   1,920,377      6,862,329      848,064      3,043,431
Shares
 redeemed(4)(8).. (15,350,229)   (54,784,089)  (6,961,530)   (24,860,837)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......  15,893,138  $  57,265,005   32,233,100  $ 115,852,670
                  ===========  =============  ===========  =============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 305,255 shares of Class B shares in the amount of $3,280,252 to 306,071 shares of Class A shares in the amount of $3,280,252.
(2)For the year ended March 31, 2007, includes automatic conversion of 1,075,478 shares of Class B shares in the amount of $3,665,333 to 1,075,184 shares of Class A shares in the amount of $3,665,333.
(3)For the year ended March 31, 2007, includes automatic conversion of 6,088 shares of Class C shares in the amount of $66,265 to 6,110 shares of Class A shares in the amount of $66,265.
(4)For the year ended March 31, 2007, includes automatic conversion of 1,181 shares of Class C shares in the amount of $4,180 to 1,185 shares of Class A shares in the amount of $4,180.
(5)For the year ended March 31, 2008, includes automatic conversion of 200,853 shares of Class B shares in the amount of $1,902,244 to 201,376 shares of Class A shares in the amount of $1,902,244.
(6)For the year ended March 31, 2008, includes automatic conversion of 783,363 shares of Class B shares in the amount of $2,389,267 to 783,205 shares of Class A shares in the amount of $2,389,267.
(7)For the year ended March 31, 2008, includes automatic conversion of 4,799 shares of Class C shares in the amount of $54,501 to 4,819 shares of Class A shares in the amount of $54,501.
(8)Includes automatic conversion of 5,731 shares of Class C shares in the amount of $20,785 to 8,762 shares of Class A shares in the amount of $20,785.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


                                                             High Yield Bond Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                     For the                    For the                   For the
                          year ended                  year ended                 year ended                year ended
                        March 31, 2008              March 31, 2007             March 31, 2008            March 31, 2007
                  --------------------------  --------------------------  ------------------------  ------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------

 Shares
 sold(1)(4)(6)...  21,291,423  $  98,716,860   38,615,170  $ 182,039,488     835,493  $  3,802,244   2,939,699  $ 13,768,068

 Reinvested
 shares..........   1,906,335      8,688,722    1,677,533      7,908,201     321,980     1,456,523     333,914     1,571,933

 Shares
 redeemed(1)(4).. (47,531,258)  (215,847,758) (36,217,526)  (168,508,994) (3,540,260)  (16,200,779) (3,870,265)  (18,168,508)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)...... (24,333,500) $(108,442,176)   4,075,177  $  21,438,695  (2,382,787) $(10,942,012)   (596,652) $ (2,828,507)
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                   High Yield Bond Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the                     For the
                          year ended                  year ended
                        March 31, 2008              March 31, 2007
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------

 Shares
 sold............   3,568,020  $  16,513,470    8,874,645  $  41,729,495

 Reinvested
 shares..........     598,038      2,714,045      542,788      2,569,206

 Shares
 redeemed(6).....  (7,623,260)   (34,517,831)  (6,505,750)   (30,858,084)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......  (3,457,202) $ (15,290,316)   2,911,683  $  13,440,617
                  ===========  =============  ===========  =============

                                                            Tax Exempt Insured Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                     For the                    For the                   For the
                          year ended                  year ended                 year ended                year ended
                        March 31, 2008              March 31, 2007             March 31, 2008            March 31, 2007
                  --------------------------  --------------------------  ------------------------  ------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------

 Shares
 sold(2)(3)(5)(7)     314,629  $   3,914,692      181,928  $   2,305,652      42,191  $    526,453      26,325  $    335,141

 Reinvested
 shares..........     101,332  $   1,260,224      104,191      1,320,929       6,362        79,132       8,813       111,816

 Shares
 redeemed(2)(5)..    (545,959)    (6,802,151)    (846,556)   (10,699,293)   (177,944)   (2,214,363)   (163,672)   (2,069,946)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)......    (129,998) $  (1,627,235)    (560,437) $  (7,072,712)   (129,391) $ (1,608,778)   (128,534) $ (1,622,989)
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                  Tax Exempt Insured Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the                     For the
                          year ended                  year ended
                        March 31, 2008              March 31, 2007
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------

 Shares
 sold............     155,729  $   1,935,925       51,686  $     654,807

 Reinvested
 shares..........       6,235         77,637        6,918         87,817

 Shares
 redeemed(3)(7)..    (139,213)    (1,738,389)    (100,404)    (1,273,870)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......      22,751  $     275,173      (41,800) $    (531,246)
                  ===========  =============  ===========  =============

--------
(1)For the year ended March 31, 2007, includes automatic conversion of 1,213,503 shares of Class B shares in the amount of $5,313,435 to 1,215,237 shares of Class A shares in the amount of $5,313,435.
(2)For the year ended March 31, 2007, includes automatic conversion of 71,186 shares of Class B shares in the amount of $494,110 to 71,233 shares of Class A shares in the amount of $494,110.
(3)For the year ended March 31, 2007, includes automatic conversion of 751 shares of Class C shares in the amount of $9,445 to 751 shares of Class A shares in the amount of $9,445.
(4)For the year ended March 31, 2008, includes automatic conversion of 640,153 shares of Class B shares in the amount of $2,774,734 to 640,228 shares of Class A shares in the amount of $2,774,734.
(5)For the year ended March 31, 2008, includes automatic conversion of 81,330 shares of Class B shares in the amount of $836,922 to 81,332 shares of Class A shares in the amount of $836,922.
(6)For the year ended March 31, 2008, includes automatic conversion of 48 shares of Class C shares in the amount of $218 to 49 shares of Class A shares in the amount of $218.
(7)For the year ended March 31, 2008, includes automatic conversion of 431 shares of Class C shares in the amount of $5,299 to 432 shares of Class A shares in the amount of $5,299.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the year ended March 31, 2008, the following Funds had borrowings:

                                      Average   Weighted
                   Days     Interest    Debt    Average
Fund            Outstanding Charges   Utilized  Interest
----            ----------- -------- ---------- --------
Strategic Bond.      5      $ 2,121  $2,847,803   4.91%
High Yield Bond     77       62,252   5,299,126   5.11

   At March 31, 2008, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2008 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (continued)


   The following amounts of the Retirement Plan liabilities are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Plan Retirement Plan Retirement Plan
                              Liability        Expense        Payments
                           --------------- --------------- ---------------
Fund                                    As of March 31, 2008
----                       -----------------------------------------------
U.S. Government Securities     $85,379         $ 3,761         $8,705
GNMA......................      57,788           7,996          2,640
Strategic Bond............      39,270          13,868          2,231
High Yield Bond...........      50,303           5,949          3,402
Tax Exempt Insured........      26,909           1,187          2,468

Note 10. Security Transactions with Affiliated Funds

   The funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the board of directors. The affiliated funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended March 31, 2008, the following fund engaged in securities transactions with affiliated funds:

                 Cost of   Proceeds  Realized
Fund            Purchases from sales Gain/Loss
----            --------- ---------- ---------
High Yield Bond    $--    $6,067,272 $(556,774)

Note 11. Unfunded Loan Commitments

   On March 31, 2008, the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

                                                                 Maturity
Fund            Name                      Type                     Date    Amount
----            ----                      ----                   -------- --------
Strategic Bond. Triax Pharmaceuticals LLC Delayed Draw Term Loan  8/30/11 $146,400
High Yield Bond Triax Pharmaceuticals LLC Delayed Draw Term Loan  8/30/11  146,400

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the five funds constituting SunAmerica Income Funds (the "Funds") at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2008

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2008 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                              Number of
                                    Term of                                    Funds in
                     Position(s)   Office and                                Fund Complex
   Name, Address      Held With    Length of      Principal Occupation(s)    Overseen by     Other Trusteeship(s)
and Date of Birth*    the Fund   Time Served(4)     During Past 5 years       Trustee(1)      Held by Trustee(2)
-------------------- ----------- -------------- ---------------------------- ------------ --------------------------
Disinterested
Trustees

Jeffrey S. Burum      Trustee       2004-       Founder and Chairman of           38      None
DOB: February 27,                   present     the Board, National
1963                                            Community Renaissance
                                                (1992-present); Founder,
                                                Owner and Partner of
                                                Colonies Crossroads, Inc.
                                                (2000-present); Owner and
                                                Managing Member of
                                                Diversified Pacific
                                                Development Group, LLC
                                                (1998-present).



Dr. Judith L. Craven  Trustee       2001-       Retired.                          87      Director, Belo Corporation
DOB: October 6, 1945                present                                               (1992-present); Director,
                                                                                          Sysco Corporation (1996-
                                                                                          present); Director, Luby's
                                                                                          Inc. (1998-present).

William F. Devin      Trustee       2001-       Retired.                          88      Director, Boston Options
DOB: December 30,                   present                                               Exchange (2001-present).
1938

Samuel M. Eisenstat   Chairman      1986-       Attorney, solo practitioner.      48      Director, North European
DOB: March 7, 1940    of the        present                                               Oil Royal Trust.
                      Board

Stephen J. Gutman     Trustee       1984-       Senior Associate, Corcoran        48      None
DOB: May 10, 1943                   present     Group (Real Estate) (2003-
                                                present); President and
                                                Member of Managing
                                                Directors, Beau Brummell
                                                Soho LLC (licensing of
                                                menswear specialty retailing
                                                and other activities) (1988-
                                                present).

William J. Shea       Trustee       2004-       Managing Partner, DLB             48      Director, Boston Private
DOB: February 9,                    present     Capital, LLC (Private                     Financial Holdings (2004-
1948                                            Equity) (2006-present);                   present).
                                                President and CEO,
                                                Conseco, Inc. (Financial
                                                Services) (2001-2004);
                                                Chairman of the Board of
                                                Centennial Technologies,
                                                Inc. (1998-2001).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2008 -- (unaudited) (continued)

                                                                             Number of
                                    Term of                                   Funds in
                     Position(s)   Office and                               Fund Complex
   Name, Address      Held With    Length of      Principal Occupation(s)   Overseen by  Other Trusteeship(s)
and Date of Birth*    the Fund   Time Served(4)     During Past 5 years      Trustee(1)   Held by Trustee(2)
-------------------  ----------- -------------- --------------------------- ------------ --------------------
Interested Trustee

Peter A. Harbeck(3)   Trustee       1994-       President, CEO and              96              None
DOB: January 23,                    present     Director, AIG SunAmerica,
1954                                            (1995-present); Director,
                                                AIG SunAmerica Capital
                                                Services, Inc. ("AIG
                                                SACS") (1993-present);
                                                President and CEO, AIG
                                                Advisor Group, Inc. (2004-
                                                present).

Officers

John T. Genoy**       President     December    Chief Financial Officer,        N/A             N/A
DOB: November 8,                    2007-       AIG- SunAmerica (2002-
1968                                present     present); Senior Vice
                                                President, AIG SunAmerica
                                                (2003-present); Chief
                                                Operating Officer, AIG
                                                SunAmerica (2006-present).


Donna M. Handel       Treasurer     2002-       Senior Vice President, AIG      N/A             N/A
DOB: June 25, 1966                  present     SunAmerica (2004-present);
                                                Vice President, AIG
                                                SunAmerica (1997-2004).



Gregory N. Bressler   Secretary     2005-       Senior Vice President and       N/A             N/A
DOB: November 17,                   present     General Counsel, AIG
1966                                            SunAmerica (2005-present);
                                                Vice President and Director
                                                of U.S. Asset Management
                                                Compliance, Goldman
                                                Sachs Asset Management
                                                L.P. (2004-2005); Deputy
                                                General Counsel, Credit
                                                Suisse Asset Management
                                                (2002-2004); Counsel,
                                                Credit Suisse Asset
                                                Management (2000-2002).


--------
** On December 10, 2007, John T. Genoy was elected President and Chief
   Executive Officer of the Funds.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2008 -- (unaudited) (continued)

                                                                                Number of
                                      Term of                                    Funds in
                      Position(s)    Office and                                Fund Complex
   Name, Address     Held With the   Length of      Principal Occupation(s)    Overseen by  Other Trusteeship(s)
and Date of Birth*       Fund      Time Served(4)     During Past 5 years       Trustee(1)   Held by Trustee(2)
-------------------- ------------- -------------- ---------------------------- ------------ --------------------
Timothy Pettee        Vice            2004-       Chief Investment Officer,        N/A              N/A
DOB: April 7, 1958    President       present     AIG SunAmerica (2003-
                                                  present); Executive Vice
                                                  President and Global
                                                  Director of Research,
                                                  Schroder Investment
                                                  Management (2000-2003).

Michael Cheah         Vice            2000-       Senior Vice President, AIG       N/A              N/A
DOB: January 4, 1960  President       present     SunAmerica (1999-present).

James Nichols         Vice            2006-       Director, President and          N/A              N/A
DOB: April 7, 1966    President       present     CEO, AIG SACS (2006-
                                                  present); Senior Vice
                                                  President, AIG SACS
                                                  (2002-2006); Vice
                                                  President, AIG SunAmerica
                                                  (1995-2002).

Cynthia Gibbons       Chief           2002-       Vice President, AIG              N/A              N/A
DOB: December 6,      Compliance      present     SunAmerica (2007-
1967                  Officer                     present); Chief Compliance
                      ("CCO")                     Officer, AIG SunAmerica
                                                  (2002-2007); Securities
                                                  Compliance Manager,
                                                  American General
                                                  Corporation (2000-2002).

Gregory R. Kingston   Vice            2002-       Vice President, AIG              N/A              N/A
DOB: January 18,      President       present     SunAmerica (2001-
1966                  and                         present); Vice President,
                      Assistant                   American General
                      Treasurer                   Corporation (1999-2001).

Nori L. Gabert        Vice            2002-       Vice President and Deputy        N/A              N/A
DOB: August 15, 1953  President       present     General Counsel, AIG
                      and                         SunAmerica (2001-
                      Assistant                   present); Vice President and
                      Secretary                   Secretary, AIG Retirement
                                                  Co. I and AIG Retirement
                                                  Co. II (2000-present);
                                                  Associate General Counsel,
                                                  American General
                                                  Corporation (1997-2001).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2008 -- (unaudited) (continued)

                                                                             Number of
                                      Term of                                 Funds in
                      Position(s)    Office and                             Fund Complex
   Name, Address     Held With the   Length of     Principal Occupation(s)  Overseen by  Other Trusteeship(s)
and Date of Birth*       Fund      Time Served(4)    During Past 5 years     Trustee(1)   Held by Trustee(2)
-------------------- ------------- -------------- ------------------------- ------------ --------------------
Matthew J. Hackethal  Anti-           2006-       Senior Compliance             N/A              N/A
DOB: December 31,     Money           present     Manager, AIG SunAmerica
1971                  Laundering                  (2006-present); Vice
                      Compliance                  President, Credits Suisse
                      Officer                     Asset Management, LLC
                                                  (2001-2006); CCO, Credit
                                                  Suisse Alternative Funds
                                                  (2005-2006); CCO, Credit
                                                  Suisse Asset Management
                                                  Securities, Inc. (2004-
                                                  2005).

--------
* The business address for each Trustee and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser. The "Fund Complex" includes the Trust (5 funds), SunAmerica Equity Funds (9 funds), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), SunAmerica Money Market Funds, Inc. (2 funds); Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 portfolios), Seasons Series Trust (24 portfolios) and AIG Series Trust (3 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Trusteeships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies regulated under the 1940 Act.
(3) Mr. Harbeck is an "interested person" of the Funds, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of, the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustees' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2008 -- (unaudited)

Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended March 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2009.

During the year ended March 31, 2008 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                             Net          Net        Net Long-
                                                                                  Total   Investment  Short-Term       Term
                                                                                Dividends   Income   Capital Gains Capital Gains
                                                                                --------- ---------- ------------- -------------
U.S. Government Securities Fund Class A . . . . . . . . . . . . ...............   $0.37     $0.37        $  --         $  --
U.S. Government Securities Fund Class B . . . . . . . . . . . . ...............    0.31      0.31           --            --
U.S. Government Securities Fund Class C . . . . . . . . . . . . ...............    0.31      0.31           --            --
GNMA Fund Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.49      0.49           --            --
GNMA Fund Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.42      0.42           --            --
GNMA Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...    0.42      0.42           --            --
Strategic Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . . .....    0.21      0.21           --            --
Strategic Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . . .....    0.19      0.19           --            --
Strategic Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . . .....    0.19      0.19           --            --
High Yield Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . ......    0.34      0.34           --            --
High Yield Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . ......    0.32      0.32           --            --
High Yield Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . ......    0.32      0.32           --            --
Tax-Exempt Insured Fund Class A . . . . . . . . . . . . . . . . . . ...........    0.52      0.42*        0.02          0.08
Tax-Exempt Insured Fund Class B . . . . . . . . . . . . . . . . . . ...........    0.39      0.29*        0.02          0.08
Tax-Exempt Insured Fund Class C . . . . . . . . . . . . . . . . . . ...........    0.44      0.34*        0.02          0.08

                                                                                Qualifying % for the
                                                                                   70% Dividends
                                                                                 Received Deduction
                                                                                --------------------
U.S. Government Securities Fund Class A . . . . . . . . . . . . ...............          -- %
U.S. Government Securities Fund Class B . . . . . . . . . . . . ...............           --
U.S. Government Securities Fund Class C . . . . . . . . . . . . ...............           --
GNMA Fund Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --
GNMA Fund Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --
GNMA Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...           --
Strategic Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . . .....         0.67
Strategic Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . . .....         0.67
Strategic Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . . .....         0.67
High Yield Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . ......         2.27
High Yield Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . ......         2.27
High Yield Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . ......         2.27
Tax-Exempt Insured Fund Class A . . . . . . . . . . . . . . . . . . ...........           --
Tax-Exempt Insured Fund Class B . . . . . . . . . . . . . . . . . . ...........           --
Tax-Exempt Insured Fund Class C . . . . . . . . . . . . . . . . . . ...........           --

--------
* Tax exempt interest dividends

For the year ended March 31, 2008, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         Portfolio             Amount
                         ---------            --------
                         Strategic Bond Fund. $386,287
                         High Yield Bond Fund  519,370

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited)

The following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception", as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

The SunAmerica U.S. Government Securities Fund

The SunAmerica U.S. Government Securities Fund Class A returned 9.03% (before maximum sales charge) for the annual period ended March 31, 2008, underperforming its benchmark, the Lehman Brothers U.S. Government Index*, which returned 11.45% during the same period.

Due to events such as the subprime mortgage crisis and housing correction, growing concern about an economic slowdown, and the drying up of liquidity in the credit markets, the Federal Reserve cut interest rates six times during the fiscal period. As a result, the Federal Funds rate finished the fiscal period at 2.25%, down 300 basis points year-over-year. At the same time, the 10-year Treasury note traded within the 5.30% to 3.31% range, and finished the period at 3.41%, down 124 basis points year-over-year.

The easing cycle began in September, as the Federal Open Market Committee lowered the Federal Funds target rate from 5.25% to 4.75% as the tightening of credit conditions had the potential to restrict economic growth and intensify the housing correction. Another round of cuts occurred during the third fiscal quarter as subprime mortgage problems deteriorated further and major financial institutions posted massive write-downs; and the damage continued into the first quarter of this year.

The Fund continued to benefit from having minimal exposure to Freddie Mac and Fannie Mae securities. This became more beneficial as the market became increasingly concerned with the credit risks of government-sponsored enterprises. In aggregate, the portfolio held less than 1% of its total assets in Freddie Mac and Fannie Mae Securities as of March 31, 2008. The Fund also benefited from its duration, which was longer than the benchmark, and ended the annual period with a duration that was 10-months longer than its benchmark.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Lehman Brothers U.S. Government Index is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in U.S. Government Securities Fund Class A shares would have increased to $16,288. The same amount invested in securities mirroring the performance of the Lehman Brothers U.S. Government Index would be valued at $18,221.

                                    [CHART]

                            U.S. Government                Lehman Brothers
                        Securities Fund Class A/#/     Government Bond Index**
                        --------------------------     -----------------------
 3/31/1998                      $ 9,527                      $10,000
 4/30/1998                        9,559                       10,045
 5/31/1998                        9,647                       10,148
 6/30/1998                        9,711                       10,264
 7/31/1998                        9,715                       10,279
 8/31/1998                        9,888                       10,547
 9/30/1998                       10,061                       10,831
10/31/1998                       10,020                       10,794
11/30/1998                       10,073                       10,798
12/31/1998                       10,098                       10,822
 1/31/1999                       10,120                       10,885
 2/28/1999                        9,979                       10,626
 3/31/1999                        9,994                       10,668
 4/30/1999                       10,023                       10,692
 5/31/1999                        9,937                       10,598
 6/30/1999                        9,860                       10,576
 7/31/1999                        9,841                       10,561
 8/31/1999                        9,882                       10,561
 9/30/1999                        9,968                       10,647
10/31/1999                        9,996                       10,664
11/30/1999                        9,990                       10,649
12/31/1999                        9,978                       10,580
 1/31/2000                        9,902                       10,595
 2/29/2000                        9,981                       10,746
 3/31/2000                       10,083                       10,934
 4/30/2000                       10,091                       10,904
 5/31/2000                       10,097                       10,911
 6/30/2000                       10,250                       11,106
 7/31/2000                       10,320                       11,213
 8/31/2000                       10,450                       11,379
 9/30/2000                       10,532                       11,412
10/31/2000                       10,657                       11,521
11/30/2000                       10,845                       11,747
12/31/2000                       11,132                       11,981
 1/31/2001                       11,202                       12,102
 2/28/2001                       11,302                       12,240
 3/31/2001                       11,402                       12,283
 4/30/2001                       11,290                       12,158
 5/31/2001                       11,310                       12,198
 6/30/2001                       11,391                       12,254
 7/31/2001                       11,670                       12,548
 8/31/2001                       11,794                       12,704
 9/30/2001                       11,994                       12,925
10/31/2001                       12,222                       13,258
11/30/2001                       11,931                       12,961
12/31/2001                       11,778                       12,848
 1/31/2002                       11,892                       12,931
 2/28/2002                       12,045                       13,051
 3/31/2002                       11,794                       12,767
 4/30/2002                       12,091                       13,071
 5/31/2002                       12,191                       13,150
 6/30/2002                       12,371                       13,334
 7/31/2002                       12,607                       13,626
 8/31/2002                       12,857                       13,896
 9/30/2002                       13,162                       14,222
10/31/2002                       13,141                       14,108
11/30/2002                       13,062                       13,986
12/31/2002                       13,347                       14,325
 1/31/2003                       13,323                       14,289
 2/28/2003                       13,499                       14,520
 3/31/2003                       13,460                       14,478
 4/30/2003                       13,511                       14,546
 5/31/2003                       13,845                       14,923
 6/30/2003                       13,756                       14,845
 7/31/2003                       12,997                       14,231
 8/31/2003                       13,124                       14,311
 9/30/2003                       13,591                       14,727
10/31/2003                       13,392                       14,517
11/30/2003                       13,405                       14,534
12/31/2003                       13,528                       14,663
 1/31/2004                       13,648                       14,784
 2/29/2004                       13,798                       14,961
 3/31/2004                       13,903                       15,093
 4/30/2004                       13,451                       14,639
 5/31/2004                       13,396                       14,585
 6/30/2004                       13,481                       14,644
 7/31/2004                       13,610                       14,780
 8/31/2004                       13,868                       15,068
 9/30/2004                       13,891                       15,099
10/31/2004                       14,002                       15,219
11/30/2004                       13,891                       15,038
12/31/2004                       14,003                       15,173
 1/31/2005                       14,115                       15,268
 2/28/2005                       14,048                       15,160
 3/31/2005                       13,988                       15,109
 4/30/2005                       14,244                       15,352
 5/31/2005                       14,366                       15,530
 6/30/2005                       14,408                       15,617
 7/31/2005                       14,253                       15,429
 8/31/2005                       14,462                       15,656
 9/30/2005                       14,279                       15,471
10/31/2005                       14,124                       15,362
11/30/2005                       14,189                       15,432
12/31/2005                       14,380                       15,575
 1/31/2006                       14,370                       15,548
 2/28/2006                       14,403                       15,573
 3/31/2006                       14,223                       15,433
 4/30/2006                       14,117                       15,390
 5/31/2006                       14,089                       15,393
 6/30/2006                       14,124                       15,436
 7/31/2006                       14,317                       15,620
 8/31/2006                       14,543                       15,841
 9/30/2006                       14,673                       15,982
10/31/2006                       14,757                       16,065
11/30/2006                       14,920                       16,228
12/31/2006                       14,798                       16,116
 1/31/2007                       14,754                       16,096
 2/28/2007                       15,012                       16,344
 3/31/2007                       14,969                       16,348
 4/30/2007                       15,038                       16,430
 5/31/2007                       14,880                       16,301
 6/30/2007                       14,801                       16,294
 7/31/2007                       15,003                       16,526
 8/31/2007                       15,189                       16,776
 9/30/2007                       15,271                       16,882
10/31/2007                       15,396                       17,006
11/30/2007                       15,797                       17,473
12/31/2007                       15,797                       17,512
 1/31/2008                       16,115                       17,931
 2/29/2008                       16,209                       18,101
 3/31/2008                       16,288                       18,221


U.S. Government Securities Fund

                      Class A            Class B            Class C
      U.S.       ------------------ ------------------ ------------------
   Government    Average            Average            Average
   Securities    Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     3.86%     9.03%    4.33%     8.33%    7.34%     8.34%
-------------------------------------------------------------------------
5 Year Return     2.88%    21.01%    2.86%    17.15%    3.22%    17.15%
-------------------------------------------------------------------------
10 Year Return    5.00%    70.97%    4.95%    62.19%       NA        NA
-------------------------------------------------------------------------
Since Inception*  5.25%   120.41%    6.04%   264.80%    5.08%    54.91%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class B: 03/3/86; Class C: 06/1/99.
# For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2008, the SunAmerica U.S. Government Securities Fund Class A returned 3.86%, compared to 11.45% for the Lehman Brothers U.S. Government Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

** The Lehman Brothers U.S. Government Index is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indicies are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

The SunAmerica GNMA Fund

The SunAmerica GNMA Fund Class A returned 8.69% (before maximum sales charge) for the annual period ended March 31, 2008, outperforming the Fund's benchmark, the Citigroup Mortgage GNMA Index*, which returned 8.09% over the same period.

This past year was challenging for the economy and the markets given the subprime mortgage crisis and housing correction, the drying up of liquidity in the credit markets, major financial institutions taking write-downs and obtaining capital infusions, and growing concern over the breadth and depth of the economic slowdown. The Federal Reserve responded by cutting interest rates six times, ending the fiscal year with the Federal Funds rate at 2.25%, down 300 basis points year-over-year. During the annual period, the 10-year Treasury note traded within the 5.30% to 3.31% range, and finished the period at 3.41%, down 124 basis points, year-over-year.

During the first quarter of the fiscal period, Treasury and mortgage rates rose as the Federal Open Market Committee held the Federal Funds target rate to 5.25% at their meetings for May and June. The easing cycle began in September when the Federal Open Market Committee lowered the Federal Funds target rate from 5.25% to 4.75%, as the tightening of credit conditions had the potential to intensify the housing correction and restrict economic growth. Another round of cuts occurred during the third fiscal quarter as sub-prime mortgage problems deteriorated further and major financial institutions posted massive write-downs.

The final quarter of the fiscal year ended March 31, 2008 provided more disappointing reports regarding economic activity, liquidity concerns and the housing market. In response, the Federal Reserve not only dramatically reduced the Federal Funds Rate to 2.25% and utilized the discount window, but activated other innovative mechanisms in an attempt to improve liquidity and increase confidence.

The Fund benefited from the duration of its holdings, which was longer than the benchmark, and ended the annual period with a duration that was 10-months longer than its benchmark. The Fund also benefited from taking an overweight position in intermediate-maturity Treasury securities, as compared to the benchmark.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Citigroup Mortgage GNMA Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in GNMA Fund Class A shares would have increased to $16,831. The same amount invested in securities mirroring the performance of the Citigroup Mortgage GNMA Index would be valued at $17,908.

                                     [CHART]

                  GNMA Fund Class A/#/      Citigroup Mortgage GNMA Index/**/
                  ------------------        ---------------------------------
  3/31/1998             $ 9,525                        $10,000
  4/30/1998               9,564                         10,058
  5/31/1998               9,665                         10,128
  6/30/1998               9,739                         10,169
  7/31/1998               9,760                         10,221
  8/31/1998               9,932                         10,304
  9/30/1998              10,119                         10,424
 10/31/1998              10,104                         10,416
 11/30/1998              10,169                         10,468
 12/31/1998              10,212                         10,514
  1/31/1999              10,243                         10,588
  2/28/1999              10,087                         10,566
  3/31/1999              10,126                         10,628
  4/30/1999              10,156                         10,681
  5/31/1999              10,073                         10,630
  6/30/1999              10,006                         10,591
  7/31/1999               9,996                         10,519
  8/31/1999              10,007                         10,512
  9/30/1999              10,124                         10,692
 10/31/1999              10,174                         10,749
 11/30/1999              10,199                         10,755
 12/31/1999              10,205                         10,726
  1/31/2000              10,107                         10,641
  2/29/2000              10,209                         10,775
  3/31/2000              10,368                         10,942
  4/30/2000              10,363                         10,931
  5/31/2000              10,418                         10,980
  6/30/2000              10,585                         11,182
  7/31/2000              10,634                         11,237
  8/31/2000              10,785                         11,404
  9/30/2000              10,886                         11,519
 10/31/2000              10,962                         11,602
 11/30/2000              11,124                         11,763
 12/31/2000              11,352                         11,927
  1/31/2001              11,523                         12,122
  2/28/2001              11,643                         12,179
  3/31/2001              11,728                         12,248
  4/30/2001              11,678                         12,274
  5/31/2001              11,714                         12,373
  6/30/2001              11,750                         12,399
  7/31/2001              12,088                         12,622
  8/31/2001              12,188                         12,716
  9/30/2001              12,415                         12,888
 10/31/2001              12,658                         13,055
 11/30/2001              12,336                         12,946
 12/31/2001              12,202                         12,911
  1/31/2002              12,334                         13,051
  2/28/2002              12,531                         13,175
  3/31/2002              12,272                         13,053
  4/30/2002              12,583                         13,277
  5/31/2002              12,667                         13,369
  6/30/2002              12,818                         13,471
  7/31/2002              13,016                         13,622
  8/31/2002              13,189                         13,733
  9/30/2002              13,394                         13,848
 10/31/2002              13,436                         13,892
 11/30/2002              13,415                         13,898
 12/31/2002              13,608                         14,037
  1/31/2003              13,640                         14,081
  2/28/2003              13,775                         14,157
  3/31/2003              13,780                         14,153
  4/30/2003              13,853                         14,186
  5/31/2003              14,047                         14,194
  6/30/2003              14,016                         14,234
  7/31/2003              13,268                         14,009
  8/31/2003              13,431                         14,092
  9/30/2003              13,884                         14,309
 10/31/2003              13,746                         14,277
 11/30/2003              13,732                         14,334
 12/31/2003              13,897                         14,460
  1/31/2004              14,007                         14,532
  2/29/2004              14,119                         14,628
  3/31/2004              14,202                         14,689
  4/30/2004              13,830                         14,458
  5/31/2004              13,778                         14,418
  6/30/2004              13,897                         14,550
  7/31/2004              14,047                         14,675
  8/31/2004              14,266                         14,897
  9/30/2004              14,281                         14,927
 10/31/2004              14,397                         15,052
 11/30/2004              14,349                         15,011
 12/31/2004              14,444                         15,121
  1/31/2005              14,530                         15,213
  2/28/2005              14,448                         15,163
  3/31/2005              14,401                         15,124
  4/30/2005              14,560                         15,282
  5/31/2005              14,652                         15,395
  6/30/2005              14,691                         15,446
  7/31/2005              14,626                         15,395
  8/31/2005              14,758                         15,523
  9/30/2005              14,658                         15,456
 10/31/2005              14,571                         15,383
 11/30/2005              14,603                         15,420
 12/31/2005              14,773                         15,626
  1/31/2006              14,809                         15,670
  2/28/2006              14,826                         15,703
  3/31/2006              14,715                         15,594
  4/30/2006              14,644                         15,537
  5/31/2006              14,588                         15,499
  6/30/2006              14,600                         15,505
  7/31/2006              14,803                         15,726
  8/31/2006              15,008                         15,985
  9/30/2006              15,117                         16,080
 10/31/2006              15,216                         16,196
 11/30/2006              15,340                         16,355
 12/31/2006              15,301                         16,333
  1/31/2007              15,275                         16,332
  2/28/2007              15,495                         16,537
  3/31/2007              15,485                         16,567
  4/30/2007              15,556                         16,649
  5/31/2007              15,433                         16,558
  6/30/2007              15,335                         16,456
  7/31/2007              15,493                         16,591
  8/31/2007              15,681                         16,797
  9/30/2007              15,791                         16,937
 10/31/2007              15,970                         17,111
 11/30/2007              16,344                         17,452
 12/31/2007              16,360                         17,475
  1/31/2008              16,622                         17,775
  2/29/2008              16,761                         17,863
  3/31/2008              16,831                         17,908



GNMA Fund

                       Class A             Class B             Class C
                 ------------------- ------------------- -------------------
                 Average             Average             Average
      GNMA       Annual  Cummulative Annual  Cummulative Annual  Cummulative
      Fund       Return    Return+   Return    Return+   Return    Return+
---------------- ------- ----------- ------- ----------- ------- -----------
1 Year Return     3.55%      8.69%    3.98%      7.98%    6.88%     7.88%
----------------------------------------------------------------------------
5 Year Return     3.07%     22.14%    3.06%     18.24%    3.41%    18.24%
----------------------------------------------------------------------------
10 Year Return    5.34%     76.71%    5.17%     65.52%       NA        NA
----------------------------------------------------------------------------
Since Inception*  5.84%    138.73%    7.40%    492.82%    5.33%    58.19%
----------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 04/25/83; Class C: 06/1/99. # For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2008, the SunAmerica GNMA Fund Class A returned 3.55%, compared to 8.09% for the Citigroup Mortgage GNMA Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

**The Citigroup Mortgage GNMA Index is a market capitalization-weighted index of 15 and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). Indicies are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

The SunAmerica Strategic Bond Fund

The SunAmerica Strategic Bond Fund Class A returned 2.29% (before maximum sales charge) for the fiscal year ended March 31, 2008, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index*, which returned 7.67% in the annual period.

In the second half of 2007, the U.S. economy began to show signs of slowing as commodity prices moved higher, the dollar continued to deteriorate, and inflation concerns mounted. At the same time, the credit market deteriorated rapidly due to fallout associated with the private equity binge, the weak housing market and difficulties in the subprime mortgage market. A primary source of the market dislocation was the liquidity crisis that unfolded due to the inability of certain conduits and structured investment vehicles to refinance their outstanding commercial paper. This inability to refinance served to heighten risk aversion and put severe strain on the companies that rely on the short-term market for funding needs, primarily those in the financial sector. Banks were forced to take large write-downs and their credit lending standards became increasingly tight.

Economic data continued to trend negative as we moved into 2008, pointing toward a rapidly-deteriorating environment. Liquidity concerns persisted and losses related to the mortgage market continued to mount. In addition, non-farm payrolls shrunk, consumer confidence dropped and manufacturing contracted as the consumer segment of the market, which had kept the economy afloat for the past few years, finally pulled back on spending.

All investment classes were impacted by the confluence of negative events that triggered significant leverage concerns in the fixed income markets. The high-grade and high-yield portions of the Fund were severely impacted by the lack of liquidity and deteriorating health of the financial system. Furthermore, earnings reports and large write-downs in the financial sector caused credit spreads to widen. In March 2008, credit spreads, as measured by the option-adjusted spread of the Lehman Brothers U.S. Credit Index**, reached an all-time high. The securitized product market was under pressure because of concern surrounding the commercial real estate sector, credit market instability, and weak economic data. A relative bright spot for the Fund was its exposure to emerging markets and non-dollar high-grade securities. Emerging markets benefited from a steady flow of investment funds and improved credit fundamentals. The non-dollar segment benefited from a succession of rate cuts by the Federal Open Market Committee which served to further depress the value of the dollar. However, as March came to a close, the term-lending facility established by the Federal Reserve Bank and the effective bail-out of Bear Stearns combined to dramatically improve market sentiment.

In the high-grade market, the Fund's exposure to the financial sector detracted from performance as did an allocation to lower-rated credits. Exposure to high-quality, non-dollar denominated credits also contributed to performance.

Exposure to Venezuela and Argentina, through government bonds, had a negative impact on the Fund's returns. However, positions held in higher-yielding currencies such as the Canadian and Australian dollar benefited the Fund.

Government bonds issued by Canada, Japan and Norway were the best performing bonds in the portfolio during the period.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.
** The Lehman Brothers U.S. Credit Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Strategic Bond Fund Class A shares would have increased to $17,523. The same amount invested in securities mirroring the performance of the Lehman Brothers U.S. Aggregate Bond Index would be valued at $17,968.

                                    [CHART]

                                                        Lehman Brothers U.S.
                 Strategic Bond Fund Class A/#/        Aggregate Bond Index /+/
                 ------------------------------        ------------------------
  3/31/1998               $ 9,523                             $10,000
  4/30/1998                 9,546                              10,052
  5/31/1998                 9,541                              10,147
  6/30/1998                 9,519                              10,234
  7/31/1998                 9,555                              10,255
  8/31/1998                 8,902                              10,422
  9/30/1998                 9,169                              10,666
 10/31/1998                 9,114                              10,610
 11/30/1998                 9,351                              10,670
 12/31/1998                 9,367                              10,702
  1/31/1999                 9,332                              10,778
  2/28/1999                 9,275                              10,590
  3/31/1999                 9,417                              10,648
  4/30/1999                 9,595                              10,682
  5/31/1999                 9,385                              10,588
  6/30/1999                 9,355                              10,554
  7/31/1999                 9,304                              10,510
  8/31/1999                 9,199                              10,504
  9/30/1999                 9,290                              10,626
 10/31/1999                 9,305                              10,666
 11/30/1999                 9,419                              10,665
 12/31/1999                 9,495                              10,613
  1/31/2000                 9,488                              10,578
  2/29/2000                 9,560                              10,706
  3/31/2000                 9,621                              10,848
  4/30/2000                 9,484                              10,816
  5/31/2000                 9,417                              10,811
  6/30/2000                 9,641                              11,036
  7/31/2000                 9,778                              11,136
  8/31/2000                 9,952                              11,298
  9/30/2000                 9,904                              11,369
 10/31/2000                 9,686                              11,444
 11/30/2000                 9,539                              11,631
 12/31/2000                 9,798                              11,848
  1/31/2001                10,188                              12,041
  2/28/2001                10,254                              12,146
  3/31/2001                10,118                              12,206
  4/30/2001                 9,991                              12,155
  5/31/2001                10,095                              12,228
  6/30/2001                10,084                              12,275
  7/31/2001                10,151                              12,549
  8/31/2001                10,324                              12,694
  9/30/2001                10,074                              12,841
 10/31/2001                10,314                              13,109
 11/30/2001                10,471                              12,929
 12/31/2001                10,431                              12,846
  1/31/2002                10,509                              12,950
  2/28/2002                10,571                              13,076
  3/31/2002                10,567                              12,858
  4/30/2002                10,767                              13,108
  5/31/2002                10,720                              13,219
  6/30/2002                10,456                              13,333
  7/31/2002                10,257                              13,494
  8/31/2002                10,524                              13,722
  9/30/2002                10,499                              13,944
 10/31/2002                10,584                              13,881
 11/30/2002                10,816                              13,877
 12/31/2002                11,060                              14,164
  1/31/2003                11,232                              14,176
  2/28/2003                11,428                              14,372
  3/31/2003                11,525                              14,361
  4/30/2003                11,965                              14,479
  5/31/2003                12,335                              14,749
  6/30/2003                12,439                              14,720
  7/31/2003                12,126                              14,225
  8/31/2003                12,307                              14,320
  9/30/2003                12,721                              14,699
 10/31/2003                12,791                              14,562
 11/30/2003                12,976                              14,597
 12/31/2003                13,317                              14,745
  1/31/2004                13,544                              14,864
  2/29/2004                13,530                              15,025
  3/31/2004                13,604                              15,137
  4/30/2004                13,313                              14,743
  5/31/2004                13,140                              14,684
  6/30/2004                13,374                              14,767
  7/31/2004                13,531                              14,914
  8/31/2004                13,812                              15,198
  9/30/2004                14,019                              15,239
 10/31/2004                14,269                              15,367
 11/30/2004                14,559                              15,245
 12/31/2004                14,961                              15,385
  1/31/2005                14,994                              15,481
  2/28/2005                15,120                              15,390
  3/31/2005                14,836                              15,311
  4/30/2005                14,902                              15,518
  5/31/2005                15,055                              15,686
  6/30/2005                15,247                              15,772
  7/31/2005                15,311                              15,628
  8/31/2005                15,547                              15,828
  9/30/2005                15,525                              15,665
 10/31/2005                15,328                              15,541
 11/30/2005                15,437                              15,610
 12/31/2005                15,645                              15,758
  1/31/2006                15,857                              15,759
  2/28/2006                15,962                              15,812
  3/31/2006                15,851                              15,657
  4/30/2006                15,964                              15,628
  5/31/2006                15,762                              15,611
  6/30/2006                15,738                              15,645
  7/31/2006                16,081                              15,856
  8/31/2006                16,335                              16,099
  9/30/2006                16,403                              16,240
 10/31/2006                16,608                              16,348
 11/30/2006                16,859                              16,537
 12/31/2006                16,884                              16,441
  1/31/2007                16,858                              16,435
  2/28/2007                17,061                              16,688
  3/31/2007                17,130                              16,689
  4/30/2007                17,292                              16,779
  5/31/2007                17,268                              16,651
  6/30/2007                17,099                              16,602
  7/31/2007                16,884                              16,741
  8/31/2007                16,957                              16,946
  9/30/2007                17,360                              17,074
 10/31/2007                17,641                              17,228
 11/30/2007                17,472                              17,538
 12/31/2007                17,544                              17,587
  1/31/2008                17,523                              17,882
  2/29/2008                17,495                              17,907
  3/31/2008                17,523                              17,968


Strategic Bond Fund

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
   Strategic     Average            Average            Average
     Bond        Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -2.54%     2.29%   -2.24%     1.61%    0.67%     1.64%
-------------------------------------------------------------------------
5 Year Return     7.71%    52.04%    7.73%    47.13%    8.06%    47.35%
-------------------------------------------------------------------------
10 Year Return    5.77%    84.00%    5.71%    74.27%    5.62%    72.73%
-------------------------------------------------------------------------
Since Inception*  6.72%   168.02%    7.24%   166.00%    6.97%   156.93%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2008, the SunAmerica Strategic Bond Fund Class A returned -2.54%, compared to 7.67% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

  + The Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

The SunAmerica High Yield Bond Fund

The SunAmerica High Yield Bond Fund Class A returned -5.92% (before maximum sales charge) for the annual period ended March 31, 2008, underperforming its benchmark, the Citigroup High Yield Market Index*, which returned -3.58%.

The high-yield market finished the year down as option-adjusted spreads widened 537 basis points to close out the fiscal year at 830 basis points off of Treasuries. A deteriorating economic backdrop and subprime concerns triggered one of the deepest and longest sell-offs in five years. Treasury spreads tightened 123 basis points in the period as investors' appetite for risk dwindled. The primary market was exceptionally light over the second half of the year as the credit crunch forced a number of companies to rework or cancel their deals. The investment banks continue to work down the approximately $180 billion of bridge financings, a method of financing used by companies prior to their initial public offering, to obtain cash from operations. The Federal Reserve cut the discount rate 300 basis points during the fiscal year in an effort to shore up the financial markets which were plagued with subprime mortgage issues, asset backed market problems and overall economic concerns.

For the fiscal year ended March 31, 2008, sector selection was the primary positive contributor to the Fund's performance. Notable contributors were our underweight positions within the publishing and finance groups, as these sectors underperformed relative to the index. Our overweight position within healthcare was also a positive contributor as the sector outperformed the index.

Security selection was the primary negative contributor to the Fund's performance for the period. The primary detractor was our holding in iPCS, Inc. within the wireless sector. To a lesser extent, Aleris International Inc. and Travelport LLC, within the metals and mining and services sectors, respectively, were negative contributors to performance for the period. On the positive side, Eldorado Resorts, Atlas Air Inc. and Calpine Corp within the gaming, transportation and utilities sectors, respectively, were the primary contributors to performance for the period.
--------
Past performance is no guarantee of future results.

High-yield bonds tend to have lower interest-rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk.

Interest rates and bond prices typically move inversely to each other: therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Citigroup High Yield Market Index is a broad-based, unmanaged index of high-yield securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Since inception*, $10,000 invested in High Yield Bond Fund Class A shares would have increased to $15,733. The same amount invested in securities mirroring the performance of the Citigroup High Yield Market Index would be valued at $17,072.

                                    [CHART]
                   High Yield Bond        Citigroup High
                   Fund Class A/#/       Yield Market Index
                    -------------        ------------------
 11/2/1998           $ 9,524                $10,000
11/30/1998             9,666                 10,502
12/31/1998             9,625                 10,494
 1/31/1999             9,774                 10,652
 2/28/1999             9,814                 10,562
 3/31/1999             9,999                 10,651
 4/30/1999            10,279                 10,874
 5/31/1999            10,043                 10,703
 6/30/1999            10,018                 10,680
 7/31/1999            10,063                 10,703
 8/31/1999             9,928                 10,575
 9/30/1999             9,866                 10,495
10/31/1999             9,741                 10,424
11/30/1999             9,909                 10,587
12/31/1999            10,015                 10,676
 1/31/2000             9,923                 10,588
 2/29/2000             9,925                 10,613
 3/31/2000             9,710                 10,397
 4/30/2000             9,785                 10,439
 5/31/2000             9,725                 10,293
 6/30/2000             9,900                 10,524
 7/31/2000             9,945                 10,639
 8/31/2000            10,139                 10,718
 9/30/2000            10,044                 10,603
10/31/2000             9,745                 10,289
11/30/2000             9,224                  9,868
12/31/2000             9,356                 10,070
 1/31/2001            10,021                 10,748
 2/28/2001            10,155                 10,877
 3/31/2001             9,877                 10,679
 4/30/2001             9,679                 10,522
 5/31/2001             9,817                 10,691
 6/30/2001             9,591                 10,397
 7/31/2001             9,631                 10,593
 8/31/2001             9,756                 10,737
 9/30/2001             9,345                  9,964
10/31/2001             9,533                 10,295
11/30/2001             9,752                 10,687
12/31/2001             9,689                 10,618
 1/31/2002             9,678                 10,663
 2/28/2002             9,497                 10,547
 3/31/2002             9,692                 10,828
 4/30/2002             9,784                 11,006
 5/31/2002             9,620                 10,869
 6/30/2002             8,904                  9,912
 7/31/2002             8,521                  9,464
 8/31/2002             8,568                  9,824
 9/30/2002             8,464                  9,631
10/31/2002             8,384                  9,598
11/30/2002             8,849                 10,330
12/31/2002             8,953                 10,456
 1/31/2003             9,207                 10,845
 2/28/2003             9,274                 10,990
 3/31/2003             9,454                 11,361
 4/30/2003            10,016                 12,066
 5/31/2003            10,195                 12,146
 6/30/2003            10,533                 12,524
 7/31/2003            10,479                 12,339
 8/31/2003            10,610                 12,465
 9/30/2003            10,983                 12,835
10/31/2003            11,174                 13,133
11/30/2003            11,364                 13,316
12/31/2003            11,743                 13,657
 1/31/2004            12,142                 13,894
 2/29/2004            11,988                 13,818
 3/31/2004            11,917                 13,904
 4/30/2004            11,939                 13,857
 5/31/2004            11,737                 13,617
 6/30/2004            12,058                 13,820
 7/31/2004            12,145                 13,997
 8/31/2004            12,286                 14,253
 9/30/2004            12,456                 14,447
10/31/2004            12,747                 14,747
11/30/2004            13,201                 14,916
12/31/2004            13,596                 15,131
 1/31/2005            13,675                 15,110
 2/28/2005            13,914                 15,337
 3/31/2005            13,497                 14,906
 4/30/2005            13,275                 14,701
 5/31/2005            13,538                 15,003
 6/30/2005            13,871                 15,255
 7/31/2005            14,236                 15,475
 8/31/2005            14,535                 15,540
 9/30/2005            14,430                 15,384
10/31/2005            14,241                 15,270
11/30/2005            14,401                 15,309
12/31/2005            14,597                 15,445
 1/31/2006            14,914                 15,687
 2/28/2006            14,952                 15,766
 3/31/2006            15,064                 15,879
 4/30/2006            15,276                 15,966
 5/31/2006            15,262                 15,955
 6/30/2006            15,212                 15,886
 7/31/2006            15,398                 16,058
 8/31/2006            15,721                 16,326
 9/30/2006            15,907                 16,552
10/31/2006            16,132                 16,790
11/30/2006            16,253                 17,069
12/31/2006            16,445                 17,274
 1/31/2007            16,529                 17,437
 2/28/2007            16,709                 17,679
 3/31/2007            16,723                 17,705
 4/30/2007            16,947                 17,945
 5/31/2007            16,998                 18,080
 6/30/2007            16,763                 17,735
 7/31/2007            16,172                 17,154
 8/31/2007            16,330                 17,362
 9/30/2007            16,731                 17,821
10/31/2007            16,867                 17,935
11/30/2007            16,554                 17,539
12/31/2007            16,594                 17,592
 1/31/2008            15,973                 17,370
 2/29/2008            15,682                 17,145
 3/31/2008            15,733                 17,072


High Yield Bond Fund

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
                 Annual  Cumulative Annual  Cumulative Annual  Cumulative
High Yield Bond  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -10.43%   -5.92%   -9.99%    -6.50%   -7.54%    -6.67%
-------------------------------------------------------------------------
5 Year Return      9.66%   66.41%    9.80%    61.59%    9.99%    61.01%
-------------------------------------------------------------------------
10 Year Return        NA       NA       NA        NA       NA        NA
-------------------------------------------------------------------------
Since Inception*   4.93%   65.19%    5.67%    67.97%    5.37%    48.89%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class B: 11/2/98; Class C: 08/21/00.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2008, the SunAmerica High Yield Bond Fund Class A returned -10.43%, compared to -3.58% for the Citigroup High Yield Market Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Citigroup High Yield Market Index is a broad-based, unmanaged index of high-yield securities. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

The SunAmerica Tax Exempt Insured Fund

The SunAmerica Tax Exempt Insured Fund Class A returned 0.91% (before maximum sales charge) for the annual period ended March 31, 2008. The Fund's benchmark, the Lehman Brothers Municipal Bond Index*, returned 1.90% over the same period.

The economy slowed dramatically in the last quarter of 2007 and the first quarter of 2008 as a result of uncertainty surrounding the credit crisis and continued concerns about the housing market. Beginning in September 2007, the Federal Reserve aggressively reduced the Federal Funds rate by 300 basis points to 2.25% during the year ended March 31, 2008, with the outlook toward lower growth.

As of March 31, 2008, the municipal market underperformed taxable alternatives as several of the monoline bond insurers were downgraded, which caused forced selling. As a result, yields on municipal bonds rose and prices fell. Specifically, the 10-year AAA municipal yield, as a percentage of the 10-year Treasury note, ended the annual period at over 108%, as compared to a one-year average of 87%.

The municipal yield curve steepened significantly, ending the year at a 267 basis point spread between the 2- and 30-year yields. The steepening was caused by shorter-maturity yields declining as the yield of longer-maturity bonds rose. By comparison, the 2- to 30-year municipal yield curve slope was 58 basis points at the beginning of the annual period. In addition, credit spreads generally widened as the bond insurers' participation rate declined in the new issue market.

The Fund's performance was helped by security selection in the 15-year and shorter maturity ranges; these yields declined as the yield curve steepened, which resulted in outperformance. Conversely, bonds maturing beyond 15-years detracted from performance. Nevertheless, pre-refunded holdings helped to offset some of the losses because of narrowing spreads that resulted from increased investor demand for U.S. Treasury-escrowed securities. State of Alabama and State of New York Thruway Authority bonds in the 10-year maturity range, which have outperformed since the time of purchase, also had a positive impact on Fund performance.

Conversely, the Fund's performance was hurt by the purchase of Douglas County, Georgia and Augusta, Georgia Water and Sewer bonds in the 15- to 20-year maturity range, which have underperformed since the time of purchase as municipal yields rose in this maturity range.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other, therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Lehman Brothers Municipal Bond Index is a market value-weighted index for the tax-exempt bond market. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Tax Exempt Insured Fund Class A shares would have increased to $13,897. The same amount invested in securities mirroring the performance of the Lehman Brothers Municipal Bond Index would be valued at $16,276.

                                    [CHART]
                 Tax Exempt      Lehman Brothers
                Insured Fund      Municipal Bond
                  Class A/#/          Index/+/
              ---------------     ---------------
 3/31/1998        $ 9,525           $10,000
 4/30/1998          9,449             9,955
 5/31/1998          9,631            10,112
 6/30/1998          9,650            10,152
 7/31/1998          9,661            10,178
 8/31/1998          9,815            10,335
 9/30/1998          9,953            10,464
10/31/1998          9,903            10,464
11/30/1998          9,921            10,500
12/31/1998          9,970            10,527
 1/31/1999         10,086            10,652
 2/28/1999          9,993            10,605
 3/31/1999          9,958            10,620
 4/30/1999          9,977            10,647
 5/31/1999          9,882            10,585
 6/30/1999          9,709            10,433
 7/31/1999          9,750            10,470
 8/31/1999          9,661            10,387
 9/30/1999          9,648            10,391
10/31/1999          9,534            10,278
11/30/1999          9,647            10,388
12/31/1999          9,612            10,310
 1/31/2000          9,519            10,265
 2/29/2000          9,651            10,385
 3/31/2000          9,838            10,612
 4/30/2000          9,773            10,549
 5/31/2000          9,690            10,494
 6/30/2000          9,944            10,772
 7/31/2000         10,087            10,922
 8/31/2000         10,221            11,090
 9/30/2000         10,160            11,033
10/31/2000         10,264            11,153
11/30/2000         10,334            11,237
12/31/2000         10,634            11,515
 1/31/2001         10,717            11,629
 2/28/2001         10,757            11,666
 3/31/2001         10,831            11,771
 4/30/2001         10,635            11,643
 5/31/2001         10,765            11,768
 6/30/2001         10,863            11,847
 7/31/2001         11,028            12,023
 8/31/2001         11,203            12,221
 9/30/2001         11,155            12,180
10/31/2001         11,286            12,325
11/30/2001         11,132            12,221
12/31/2001         10,993            12,105
 1/31/2002         11,152            12,315
 2/28/2002         11,314            12,464
 3/31/2002         11,034            12,219
 4/30/2002         11,258            12,458
 5/31/2002         11,322            12,534
 6/30/2002         11,431            12,666
 7/31/2002         11,611            12,829
 8/31/2002         11,766            12,983
 9/30/2002         12,071            13,268
10/31/2002         11,742            13,048
11/30/2002         11,648            12,994
12/31/2002         11,915            13,268
 1/31/2003         11,841            13,234
 2/28/2003         12,040            13,419
 3/31/2003         12,036            13,427
 4/30/2003         12,135            13,516
 5/31/2003         12,407            13,833
 6/30/2003         12,326            13,774
 7/31/2003         11,872            13,292
 8/31/2003         12,009            13,391
 9/30/2003         12,356            13,785
10/31/2003         12,265            13,715
11/30/2003         12,376            13,858
12/31/2003         12,481            13,973
 1/31/2004         12,530            14,053
 2/29/2004         12,731            14,264
 3/31/2004         12,630            14,215
 4/30/2004         12,333            13,878
 5/31/2004         12,268            13,828
 6/30/2004         12,300            13,878
 7/31/2004         12,441            14,061
 8/31/2004         12,679            14,342
 9/30/2004         12,732            14,419
10/31/2004         12,835            14,543
11/30/2004         12,713            14,423
12/31/2004         12,878            14,599
 1/31/2005         13,014            14,735
 2/28/2005         12,967            14,686
 3/31/2005         12,851            14,594
 4/30/2005         13,045            14,824
 5/31/2005         13,148            14,929
 6/30/2005         13,211            15,021
 7/31/2005         13,113            14,953
 8/31/2005         13,247            15,104
 9/30/2005         13,137            15,002
10/31/2005         13,037            14,911
11/30/2005         13,070            14,983
12/31/2005         13,180            15,112
 1/31/2006         13,187            15,153
 2/28/2006         13,281            15,254
 3/31/2006         13,163            15,149
 4/30/2006         13,146            15,144
 5/31/2006         13,184            15,212
 6/30/2006         13,125            15,154
 7/31/2006         13,267            15,335
 8/31/2006         13,463            15,562
 9/30/2006         13,553            15,670
10/31/2006         13,645            15,768
11/30/2006         13,768            15,900
12/31/2006         13,701            15,844
 1/31/2007         13,653            15,803
 2/28/2007         13,819            16,011
 3/31/2007         13,771            15,972
 4/30/2007         13,788            16,019
 5/31/2007         13,707            15,948
 6/30/2007         13,636            15,866
 7/31/2007         13,731            15,989
 8/31/2007         13,704            15,920
 9/30/2007         13,850            16,155
10/31/2007         13,883            16,227
11/30/2007         13,987            16,331
12/31/2007         14,032            16,376
 1/31/2008         14,094            16,583
 2/29/2008         13,531            15,823
 3/31/2008         13,897            16,276


Tax Exempt Insured Fund

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   Tax Exempt    Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Insured Fund   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -3.87%     0.91%   -3.81%     0.06%   -0.68%     0.29%
-------------------------------------------------------------------------
5 Year Return     1.91%    15.47%    1.79%    11.09%    2.26%    11.80%
-------------------------------------------------------------------------
10 Year Return    3.35%    45.91%    3.27%    38.02%       NA        NA
-------------------------------------------------------------------------
Since Inception*  5.29%   232.33%    3.89%    73.84%    3.27%    32.84%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
*  Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2008, SunAmerica Tax Exempt Insured Fund Class A returned -3.87%, compared to 1.90% for the Lehman Brothers Municipal Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers Municipal Bond Index is a market value-weighted index for the tax-exempt bond market. Indices are not managed and an investor cannot invest directly into an index.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                     PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck                        A description of the       The Trust is required to
 Dr. Judith L. Craven                    policies and proce-dures   file its com-plete
 William F. Devin                        that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Jeffrey S. Burum                        proxies relating to        Securities and Exchange
 William J. Shea                         secu-rities held in a      Commission for its first
                                         Fund's portfolio, which    and third fiscal quarters
Officers                                 is available in the        on Form N-Q. The Trust's
 John T. Genoy, President                Trust's Statement of       Forms N-Q are available
 Donna M. Handel,                        Additional Information,    on the U.S. Securities
   Treasurer                             may be ob-tained without   and Exchange Commis-sion
 James Nichols, Vice                     charge upon request, by    website at www.sec.gov.
   President                             calling (800) 858-8850.    You can also review and
 Timothy Pettee, Vice                    The in-formation is also   obtain copies of the
   President                             available from the EDGAR   Forms N-Q at the U.S.
 Michael Cheah, Vice                     database on the U.S.       Securities and Exchange
   President                             Secu-rities and Exchange   Commission Public
 Cynthia Gibbons, Vice                   Commission's website at    Refer-ence Room in
   President and Chief                   http://www.sec.gov.        Washington DC
   Compliance Officer                                               (information on the
 Gregory N. Bressler,                    DELIVERY OF SHAREHOLDER    operation of the Public
   Chief Legal Officer                   DOCUMENTS                  Reference Room may be
   and Secretary                         The Funds have adopted a   ob-tained by calling
 Nori L. Gabert, Vice                    policy that allows them    1-800-SEC-0330).
   President and                         to send only one copy of
   Assistant Secretary                   a Fund's prospectus,       PROXY VOTING RECORD ON
 Kathleen Fuentes,                       proxy material, annual     SUNAMERICA INCOME FUNDS
   Assistant Secretary                   report and semi-annual     Information regarding how
 John E. McLean,                         report (the "shareholder   the Funds voted proxies
   Assistant Secretary                   documents") to             relating to securities
 Richard J. Barton,                      shareholders with          held in the Funds during
   Assistant Secretary                   multiple accounts          the most recent twelve
 Gregory R. Kingston,                    residing at the same       month period ended June
   Vice President and                    "household." This          30 is available, once
   Assistant Treasurer                   practice is called         filed with the U.S.
 Christopher A. Okeke,                   householding and reduces   Securities and Exchange
   Assistant Treasurer                   Fund expenses, which       Commission, without
 Matthew J. Hackethal,                   benefits you and other     charge, upon request, by
   Anti-Money Laundering                 shareholders. Unless the   calling (800) 858-8850 or
   Compliance Officer                    Funds receive              on the U.S. Securities
                                         instructions to the        and Exchange Commission's
Investment Adviser                       con-trary, you will only   website at
                                         receive one copy of the    http://www.sec.gov.
   AIG SunAmerica Asset Management Corp. shareholder documents.
 Harborside Financial                    The Funds will continue    This report is submitted
   Center                                to household the           solely for the general
 3200 Plaza 5                            share-holder documents     information of
 Jersey City, NJ                         indefinitely, until we     shareholders of the
   07311-4992                            are instructed otherwise.  Funds. Distribution of
                                         If you do not wish to      this report to persons
Distributor                              participate in             other than shareholders
 AIG SunAmerica Capital                  householding please        of the Funds is
   Services, Inc.                        contact Shareholder        authorized only in
 Harborside Financial                    Services at (800)          con-nection with a
   Center                                858-8850 ext. 6010 or      currently effective
 3200 Plaza 5                            send a written request     pro-spectus, setting
 Jersey City, NJ                         with your name, the name   forth details of the
   07311-4992                            of your fund(s) and your   Funds, which must precede
                                         account number(s) to AIG   or accom-pany this report.
Shareholder Servicing                    SunAmerica Mutual Funds
Agent                                    c/o BFDS, P.O. Box
 AIG SunAmerica Fund                     219186, Kansas City MO,
   Services, Inc.                        64121-9186. We will
 Harborside Financial                    resume individual
   Center                                mailings for your account
 3200 Plaza 5                            within thirty (30) days
 Jersey City, NJ                         of receipt of your
   07311-4992                            request.

Custodian and Transfer
Agent
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

INANN - 3/08

[LOGO] AIG
Sun America
Mutual Funds
live longer retire stronger/sm/

Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2008        2007
         (a) Audit Fees ....................$ 144,643   $ 135,755
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  54,874   $  54,670
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                               2008           2007
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $521,528 and $537,120, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: June 6, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 6, 2008